FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
AB Growth and Income Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA International Focus Initial Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA International Focus Service Class (1)
American Funds - International Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - International Class 4 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - New World Class 4 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)

DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA International Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Technology Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)

Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Income Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA S&P 500 Index Initial Class (2)
Invesco V.I. American Franchise Series II Shares (1)	TA S&P 500 Index Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA TS&W International Equity Initial Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA TS&W International Equity Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)
TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)

TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger International (1)
TA BlackRock iShares Edge 40 Service Class (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	613,335.829	$6,216,082	$4,998,687	$6	$4,998,693	1,023,232	$1.913136	$15.018931
AB Growth and Income Class B Shares	1,046,043.221	31,817,804	29,665,786	51	29,665,837	3,155,821	2.427139	24.347345
AB Large Cap Growth Class B Shares	4,661.540	257,448	249,159	(6)	249,153	60,283	2.996884	20.519460
American Funds - Asset Allocation Class 2 Shares	2,080,345.125	47,948,280	45,580,362	(52)	45,580,310	6,602,190	2.177168	18.711654
American Funds - Asset Allocation Class 4 Shares	158,222.581	3,716,692	3,439,759	1	3,439,760	302,171	11.171510	11.720771
American Funds - Growth Class 2 Shares	920,563.820	79,267,112	69,410,512	(14)	69,410,498	3,540,304	3.612416	30.989464
American Funds - Growth Class 4 Shares	97,412.801	10,063,012	7,173,479	(5)	7,173,474	578,574	12.175529	12.774157
American Funds - Growth-Income Class 2 Shares	765,229.325	37,577,529	37,848,242	37	37,848,279	2,494,027	2.891403	25.272408
American Funds - Growth-Income Class 4 Shares	43,007.383	2,490,313	2,095,320	(4)	2,095,316	167,718	12.252977	12.855388
American Funds - International Class 2 Shares	1,680,275.346	33,191,863	25,590,594	(72)	25,590,522	5,724,134	1.172012	12.892777
American Funds - International Class 4 Shares	78,321.170	1,647,250	1,174,034	-	1,174,034	111,450	10.301725	10.808419
American Funds - New World Class 4 Shares	24,336.868	717,736	531,517	-	531,517	47,015	11.080230	11.625139
American Funds - The Bond Fund of America Class 2 Shares	1,696,756.698	18,848,347	15,728,935	(65)	15,728,870	3,246,215	1.013213	10.636104
American Funds - The Bond Fund of America Class 4 Shares	192,746.302	2,002,913	1,779,048	1	1,779,049	203,002	8.600735	9.023835
DFA VA Equity Allocation	-	-	-	-	-	-	11.921847	11.994240
DFA VA Global Bond	19,082.775	198,802	183,576	-	183,576	20,449	8.767816	9.336688
DFA VA Global Moderate Allocation	-	-	-	-	-	-	11.190765	11.258717
DFA VA International Small	-	-	-	-	-	-	10.325954	10.388671
DFA VA International Value	-	-	-	-	-	-	11.079724	11.146993
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.784388	9.843905
DFA VA U.S. Large Value	-	-	-	-	-	-	11.783666	11.855243
DFA VA U.S. Targeted Value	-	-	-	-	-	-	13.708335	13.791538
Fidelity® VIP Balanced Service Class 2	1,941,860.941	37,534,053	36,390,474	89	36,390,563	5,182,739	2.083735	20.634014
Fidelity® VIP Consumer Staples Initial Class	12,572.357	249,401	244,658	(1)	244,657	18,218	13.118068	13.762775
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	24.644895	25.492796
Fidelity® VIP Contrafund® Service Class 2	1,620,792.261	63,410,558	59,223,749	55	59,223,804	4,883,242	2.549727	25.015170
Fidelity® VIP Energy Service Class 2	40,739.817	947,617	1,019,718	1	1,019,719	38,239	26.089313	27.369927
Fidelity® VIP Equity-Income Service Class 2	19,291.091	412,736	438,101	(13)	438,088	161,930	2.224926	15.109757
Fidelity® VIP Growth Service Class 2	10,630.505	739,382	736,375	26	736,401	190,522	3.132930	21.904287
Fidelity® VIP Growth Opportunities Service Class 2	79.839	2,820	3,186	14	3,200	1,016	3.046121	4.156616
Fidelity® VIP Health Care Service Class 2	21,478.002	723,365	701,257	(1)	701,256	62,065	11.043678	11.586941
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	21.543549	22.284870
Fidelity® VIP Mid Cap Service Class 2	821,602.399	27,124,963	25,633,995	7	25,634,002	1,936,978	2.399587	21.862263
Fidelity® VIP Technology Initial Class	65,436.330	1,774,332	1,370,237	(1)	1,370,236	108,242	12.427883	13.038886
Fidelity® VIP Utilities Initial Class	18,306.506	389,539	393,956	1	393,957	28,642	13.478866	14.141405
Fidelity® VIP Value Strategies Initial Class	840.911	11,013	12,092	1	12,093	535	21.855861	22.607907
Fidelity® VIP Value Strategies Service Class 2	855,001.637	11,980,497	12,431,724	(26)	12,431,698	996,935	2.556808	22.164246
Franklin Allocation Class 4 Shares	254,486.602	1,433,656	1,165,549	(12)	1,165,537	535,209	2.040363	11.544687
Franklin Income Class 2 Shares	91,704.869	1,368,358	1,350,813	-	1,350,813	795,548	1.533915	12.552050
Franklin Mutual Shares Class 2 Shares	18,677.335	329,903	283,148	12	283,160	182,116	1.374327	11.644727
Franklin Templeton Foreign Class 2 Shares	48,606.847	664,968	591,545	(6)	591,539	625,481	0.863039	9.800253
Invesco V.I. American Franchise Series II Shares	2,938.141	153,058	114,147	9	114,156	47,554	2.191685	16.587473
Janus Henderson - Enterprise Service Shares	3,108.093	201,352	195,126	13	195,139	37,065	2.168893	18.154696

See accompanying notes.	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Global Research Service Shares	4,351.124	$168,980	$210,638	$(11)	$210,627	106,911	$1.353381	$15.792997
Janus Henderson - Mid Cap Value Service Shares	155.480	2,351	2,432	(2)	2,430	795	2.958667	3.169160
JPMorgan Insurance Trust Core Bond Class 1 Shares	21,935.815	242,414	212,119	(5)	212,114	174,393	1.122627	9.034069
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	19,915.102	152,527	207,715	(3)	207,712	47,386	4.000727	12.941263
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-	-	-	-	-	3.711479	11.970026
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,577.889	83,017	113,026	(1)	113,025	21,799	4.750226	16.924116
MFS® New Discovery Service Class	104,256.626	1,572,310	921,629	(16)	921,613	246,232	3.201472	16.649084
MFS® Total Return Service Class	29,480.680	659,201	647,101	(15)	647,086	299,284	1.796860	13.164161
State Street Total Return V.I.S. Class 3 Shares	267,479.060	4,172,353	3,490,602	5	3,490,607	981,569	1.420451	14.087382
TA 60/40 Allocation Service Class	259,551.852	2,981,718	2,881,026	(1)	2,881,025	239,154	11.595501	12.612031
TA Aegon Bond Initial Class	21,549.949	246,498	197,829	3	197,832	130,235	1.206320	1.566285
TA Aegon Bond Service Class	5,567,626.186	62,966,615	50,609,722	(66)	50,609,656	16,746,853	0.981891	10.128089
TA Aegon Core Bond Service Class	3,135,842.575	43,610,843	36,093,548	(39)	36,093,509	8,154,322	0.956277	10.444563
TA Aegon High Yield Bond Initial Class	9,324.916	72,128	60,146	1	60,147	22,100	1.541381	13.235715
TA Aegon High Yield Bond Service Class	949,125.314	7,232,234	6,245,245	-	6,245,245	1,180,005	1.667605	12.890974
TA Aegon Sustainable Equity Income Initial Class	139,942.643	2,421,114	2,458,792	27	2,458,819	849,455	1.601690	17.884499
TA Aegon Sustainable Equity Income Service Class	1,036,283.764	19,543,802	18,248,957	23	18,248,980	2,871,545	1.631008	17.414028
TA Aegon U.S. Government Securities Initial Class	26,021.986	295,589	232,376	(4)	232,372	126,100	1.028129	1.842770
TA Aegon U.S. Government Securities Service Class	4,396,109.976	45,182,768	40,751,939	(47)	40,751,892	9,815,780	0.990078	9.780587
TA American Funds Managed Risk - Balanced Service Class	6,034,008.771	68,355,751	69,873,822	(78)	69,873,744	5,689,328	11.380858	13.334750
TA BlackRock Global Real Estate Securities Initial Class	13,555.470	166,673	123,626	(4)	123,622	46,069	1.444634	11.430241
TA BlackRock Global Real Estate Securities Service Class	427,579.750	5,015,913	4,168,903	(17)	4,168,886	939,383	1.146652	11.134580
TA BlackRock Government Money Market Initial Class	295,642.730	295,643	295,643	(2)	295,641	229,074	0.750968	1.290594
TA BlackRock Government Money Market Service Class	38,261,338.268	38,261,337	38,261,338	(551)	38,260,787	10,214,576	0.737832	10.135660
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,668,252.563	17,134,364	13,796,449	-	13,796,449	4,431,508	0.997924	11.952740
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	6,152,899.618	67,554,360	54,207,046	86	54,207,132	14,052,695	1.026996	11.816310
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,075,405.303	33,081,102	27,278,845	87	27,278,932	7,266,150	0.939319	11.277121
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	5,813,543.487	68,004,177	55,054,257	77	55,054,334	10,889,689	0.988108	12.068150
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	3,300,780.949	40,436,464	33,238,864	(151)	33,238,713	5,779,678	1.115461	12.812124
TA BlackRock iShares Edge 100 Service Class	315,020.494	4,432,658	4,385,085	6	4,385,091	282,327	13.657756	16.601590
TA BlackRock iShares Edge 40 Initial Class	6,659.624	58,433	54,676	1	54,677	29,863	1.458596	1.911153
TA BlackRock iShares Edge 40 Service Class	2,729,514.718	25,828,294	22,245,545	(39)	22,245,506	4,347,245	1.112575	12.715799
TA BlackRock iShares Edge 50 Service Class	3,048,719.047	38,460,929	36,127,321	7	36,127,328	2,976,776	11.119231	13.033203
TA BlackRock iShares Edge 75 Service Class	1,310,994.660	18,110,944	16,990,491	19	16,990,510	1,242,904	12.391258	14.679873
TA BlackRock Tactical Allocation Service Class	5,272,801.368	80,035,239	65,699,105	99	65,699,204	14,776,215	1.264128	14.559290
TA Goldman Sachs 70/30 Service Class	58,536.172	726,747	625,166	1	625,167	54,182	11.278739	11.833238
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	26,158,199.038	306,223,015	286,693,861	(31)	286,693,830	62,477,730	1.072738	13.404958

See accompanying notes.	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	4,326,137.180	$52,667,316	$47,111,634	$(82)	$47,111,552	14,081,045	$1.055864	$12.467070
TA Goldman Sachs Managed Risk - Growth ETF Service Class	22,507,861.460	226,594,575	206,397,090	1	206,397,091	51,613,609	1.340933	15.071909
TA International Focus Initial Class	14,000.442	123,817	110,043	(4)	110,039	47,553	1.703944	14.616343
TA International Focus Service Class	915,271.110	7,626,242	7,020,129	(48)	7,020,081	1,107,921	1.377055	14.247699
TA Janus Balanced Service Class	6,095,569.875	96,377,951	87,898,118	(181)	87,897,937	10,198,089	1.655407	18.882096
TA Janus Mid-Cap Growth Initial Class	748.827	24,773	23,551	1	23,552	4,484	2.395065	22.506725
TA Janus Mid-Cap Growth Service Class	623,354.266	22,706,226	18,170,777	25	18,170,802	1,841,344	2.618922	21.919737
TA JPMorgan Asset Allocation - Conservative Initial Class	2,685.366	27,899	22,127	1	22,128	11,768	1.563998	2.023289
TA JPMorgan Asset Allocation - Conservative Service Class	5,671,792.818	57,469,397	45,998,240	(63)	45,998,177	12,790,609	1.241692	12.979990
TA JPMorgan Asset Allocation - Growth Initial Class	5,138.529	54,142	45,630	2	45,632	16,941	2.336987	3.177237
TA JPMorgan Asset Allocation - Growth Service Class	1,239,291.820	14,158,440	10,831,411	5	10,831,416	1,434,940	1.743932	19.236837
TA JPMorgan Asset Allocation - Moderate Initial Class	38,732.975	454,396	374,548	1	374,549	174,302	1.811953	2.375785
TA JPMorgan Asset Allocation - Moderate Service Class	27,166,568.899	308,440,543	257,810,739	(87)	257,810,652	53,260,418	1.468135	14.438332
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	5,268.495	61,246	50,525	(3)	50,522	20,976	2.061560	2.744363
TA JPMorgan Asset Allocation - Moderate Growth Service Class	15,194,244.711	177,480,056	142,673,958	10	142,673,968	28,455,840	1.426658	16.432220
TA JPMorgan Enhanced Index Initial Class	34,295.306	683,032	678,018	1	678,019	140,543	2.939798	27.532920
TA JPMorgan Enhanced Index Service Class	344,937.896	7,582,062	6,778,030	15	6,778,045	467,838	2.888710	26.831631
TA JPMorgan International Moderate Growth Service Class	3,541,872.809	34,476,967	29,893,407	144	29,893,551	9,467,431	1.109701	13.230743
TA JPMorgan Mid Cap Value Service Class	1,149,419.066	17,422,173	16,367,727	(17)	16,367,710	1,229,661	2.675645	21.771235
TA JPMorgan Tactical Allocation Service Class	6,306,603.807	96,646,878	77,760,425	3	77,760,428	13,095,928	1.173151	12.792076
TA Madison Diversified Income Service Class	540,613.845	7,149,378	6,103,530	4	6,103,534	503,533	1.405707	14.371917
TA Market Participation Strategy Service Class	2,495,195.005	28,480,342	22,456,755	20	22,456,775	3,569,136	1.511825	17.330657
TA Morgan Stanley Capital Growth Initial Class	323,650.251	3,359,485	1,226,634	(7)	1,226,627	350,670	2.796659	9.055673
TA Morgan Stanley Capital Growth Service Class	10,830,520.372	94,965,830	33,791,224	7	33,791,231	1,957,337	2.583451	24.587917
TA Morgan Stanley Global Allocation Service Class	4,130,477.060	58,350,835	47,954,839	176	47,955,015	12,015,370	1.392796	14.350113
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,755,398.884	16,222,115	12,954,844	20	12,954,864	1,314,064	9.308099	10.771790
TA MSCI EAFE Index Service Class	529,673.714	5,828,104	5,789,334	1	5,789,335	527,026	10.216532	11.618566
TA Multi-Managed Balanced Initial Class	2,857.647	39,852	38,864	(12)	38,852	12,065	2.728462	3.333570
TA Multi-Managed Balanced Service Class	7,529,483.938	110,410,648	99,389,188	104	99,389,292	9,738,022	2.123110	18.980621
TA PIMCO Tactical - Balanced Service Class	2,651,357.345	30,369,649	23,146,350	(33)	23,146,317	5,791,915	1.023693	13.173938
TA PIMCO Tactical - Conservative Service Class	1,429,654.833	16,254,362	12,824,004	(35)	12,823,969	2,737,842	1.030457	13.004680
TA PIMCO Tactical - Growth Service Class	3,242,975.837	36,079,598	27,565,295	(34)	27,565,261	4,097,155	1.111157	14.362492
TA PineBridge Inflation Opportunities Service Class	1,289,954.863	13,681,645	12,822,151	31	12,822,182	4,635,268	0.955837	10.585306
TA ProFunds UltraBear Service Class (OAM)	102,883.461	1,257,535	1,266,495	(86,010)	1,180,485	146,168,621	0.007600	1.389262
TA Rothschild & Co Large Cap Value Service Class	311,149.437	3,347,939	3,550,215	6	3,550,221	294,796	11.587141	12.603060
TA S&P 500 Index Initial Class	-	-	-	-	-	-	9.365828	9.378420
TA S&P 500 Index Service Class	3,806,472.414	60,768,154	61,931,306	28	61,931,334	3,851,325	14.964429	17.017363
TA Small/Mid Cap Value Initial Class	165,477.813	3,164,727	3,115,947	8	3,115,955	236,926	2.675515	22.901684
TA Small/Mid Cap Value Service Class	739,292.223	13,085,110	13,381,189	49	13,381,238	1,458,061	2.725891	22.306989
TA T. Rowe Price Small Cap Initial Class	11,224.462	150,904	109,775	(4)	109,771	31,759	2.784321	24.378030

See accompanying notes.	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	4,183,860.408	$54,128,832	$35,520,975	$(49)	$35,520,926	2,802,810	$3.297944	$23.750446
TA TS&W International Equity Initial Class	39,614.142	481,905	501,119	13	501,132	200,770	1.613524	13.747494
TA TS&W International Equity Service Class	462,407.078	6,453,724	5,789,337	(2)	5,789,335	692,458	1.085714	13.387277
TA WMC US Growth Initial Class	145,281.159	4,776,695	3,768,593	30	3,768,623	1,426,854	2.532558	29.148780
TA WMC US Growth Service Class	1,157,169.913	41,569,489	28,570,525	20	28,570,545	2,644,952	2.509959	28.389250
Vanguard® Balanced	74,758.254	1,896,853	1,623,749	-	1,623,749	150,357	10.535817	11.219234
Vanguard® Capital Growth	-	-	-	-	-	-	11.893461	11.965714
Vanguard® Conservative Allocation	16,905.551	452,744	384,601	-	384,601	39,986	9.404676	10.014876
Vanguard® Diversified Value	-	-	-	-	-	-	12.764302	12.841800
Vanguard® Equity Income	-	-	-	-	-	-	12.688328	12.765380
Vanguard® Equity Index	0.029	1	1	(1)	-	-	26.069350	27.401814
Vanguard® Global Bond Index	-	-	-	-	-	-	8.971782	9.026268
Vanguard® Growth	-	-	-	-	-	-	11.103968	11.171431
Vanguard® High Yield Bond	-	-	-	-	-	-	9.789779	9.849246
Vanguard® International	13,381.485	492,488	301,351	-	301,351	16,753	17.843076	18.755303
Vanguard® Mid-Cap Index	82,648.494	2,024,339	1,767,025	-	1,767,025	78,794	21.689222	23.665103
Vanguard® Moderate Allocation	47,032.924	1,466,390	1,253,427	-	1,253,427	124,949	9.832655	10.470531
Vanguard® Money Market	-	-	-	-	-	-	10.065207	10.126425
Vanguard® Real Estate Index	1,709.738	21,737	19,713	-	19,713	1,308	14.632079	15.380280
Vanguard® Short-Term Investment Grade	20,707.873	216,369	205,422	-	205,422	19,358	10.330746	10.858855
Vanguard® Total Bond Market Index	8,981.992	96,007	92,694	-	92,694	9,179	9.806090	10.307410
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.056563	10.117659
Vanguard® Total Stock Market Index	-	-	-	-	-	-	12.040428	12.113569
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	10.615258	11.514267
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	15.194819	16.218359
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	10.471978	11.177380
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.490572	12.264657
Wanger Acorn	-	-	-	-	-	-	18.773839	19.419886
Wanger International	-	-	-	-	-	-	12.382712	12.808863

See accompanying notes.	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$4,998,693	$-	$4,998,693
AB Growth and Income Class B Shares	29,656,287	9,550	29,665,837
AB Large Cap Growth Class B Shares	249,153	-	249,153
American Funds - Asset Allocation Class 2 Shares	45,580,310	-	45,580,310
American Funds - Asset Allocation Class 4 Shares	3,439,760	-	3,439,760
American Funds - Growth Class 2 Shares	69,410,498	-	69,410,498
American Funds - Growth Class 4 Shares	7,173,474	-	7,173,474
American Funds - Growth-Income Class 2 Shares	37,848,279	-	37,848,279
American Funds - Growth-Income Class 4 Shares	2,095,316	-	2,095,316
American Funds - International Class 2 Shares	25,585,398	5,124	25,590,522
American Funds - International Class 4 Shares	1,174,034	-	1,174,034
American Funds - New World Class 4 Shares	531,517	-	531,517
American Funds - The Bond Fund of America Class 2 Shares	15,728,870	-	15,728,870
American Funds - The Bond Fund of America Class 4 Shares	1,779,049	-	1,779,049
DFA VA Equity Allocation	-	-	-
DFA VA Global Bond	183,576	-	183,576
DFA VA Global Moderate Allocation	-	-	-
DFA VA International Small	-	-	-
DFA VA International Value	-	-	-
DFA VA Short-Term Fixed	-	-	-
DFA VA U.S. Large Value	-	-	-
DFA VA U.S. Targeted Value	-	-	-
Fidelity® VIP Balanced Service Class 2	36,390,563	-	36,390,563
Fidelity® VIP Consumer Staples Initial Class	244,657	-	244,657
Fidelity® VIP Contrafund® Initial Class	-	-	-
Fidelity® VIP Contrafund® Service Class 2	59,215,561	8,243	59,223,804
Fidelity® VIP Energy Service Class 2	1,019,719	-	1,019,719
Fidelity® VIP Equity-Income Service Class 2	438,088	-	438,088
Fidelity® VIP Growth Service Class 2	736,401	-	736,401
Fidelity® VIP Growth Opportunities Service Class 2	3,200	-	3,200
Fidelity® VIP Health Care Service Class 2	701,256	-	701,256
Fidelity® VIP Mid Cap Initial Class	-	-	-
Fidelity® VIP Mid Cap Service Class 2	25,634,002	-	25,634,002
Fidelity® VIP Technology Initial Class	1,370,236	-	1,370,236
Fidelity® VIP Utilities Initial Class	393,957	-	393,957
Fidelity® VIP Value Strategies Initial Class	12,093	-	12,093
Fidelity® VIP Value Strategies Service Class 2	12,431,698	-	12,431,698
Franklin Allocation Class 4 Shares	1,165,537	-	1,165,537
Franklin Income Class 2 Shares	1,350,813	-	1,350,813
Franklin Mutual Shares Class 2 Shares	283,160	-	283,160
Franklin Templeton Foreign Class 2 Shares	591,539	-	591,539

See accompanying notes.	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. American Franchise Series II Shares	$114,156	$-	$114,156
Janus Henderson - Enterprise Service Shares	195,139	-	195,139
Janus Henderson - Global Research Service Shares	210,627	-	210,627
Janus Henderson - Mid Cap Value Service Shares	2,430	-	2,430
JPMorgan Insurance Trust Core Bond Class 1 Shares	212,114	-	212,114
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	207,712	-	207,712
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-	-
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	113,025	-	113,025
MFS® New Discovery Service Class	921,613	-	921,613
MFS® Total Return Service Class	647,086	-	647,086
State Street Total Return V.I.S. Class 3 Shares	3,490,607	-	3,490,607
TA 60/40 Allocation Service Class	2,881,025	-	2,881,025
TA Aegon Bond Initial Class	183,535	14,297	197,832
TA Aegon Bond Service Class	50,605,098	4,558	50,609,656
TA Aegon Core Bond Service Class	36,089,430	4,079	36,093,509
TA Aegon High Yield Bond Initial Class	60,147	-	60,147
TA Aegon High Yield Bond Service Class	6,245,245	-	6,245,245
TA Aegon Sustainable Equity Income Initial Class	2,443,399	15,420	2,458,819
TA Aegon Sustainable Equity Income Service Class	18,241,985	6,995	18,248,980
TA Aegon U.S. Government Securities Initial Class	229,240	3,132	232,372
TA Aegon U.S. Government Securities Service Class	40,751,892	-	40,751,892
TA American Funds Managed Risk - Balanced Service Class	69,873,744	-	69,873,744
TA BlackRock Global Real Estate Securities Initial Class	123,622	-	123,622
TA BlackRock Global Real Estate Securities Service Class	4,168,886	-	4,168,886
TA BlackRock Government Money Market Initial Class	241,892	53,749	295,641
TA BlackRock Government Money Market Service Class	38,246,167	14,620	38,260,787
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	13,796,449	-	13,796,449
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	54,207,132	-	54,207,132
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	27,278,932	-	27,278,932
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	54,960,804	93,530	55,054,334
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	33,238,713	-	33,238,713
TA BlackRock iShares Edge 100 Service Class	4,385,091	-	4,385,091
TA BlackRock iShares Edge 40 Initial Class	54,677	-	54,677
TA BlackRock iShares Edge 40 Service Class	22,245,506	-	22,245,506
TA BlackRock iShares Edge 50 Service Class	36,127,328	-	36,127,328
TA BlackRock iShares Edge 75 Service Class	16,990,510	-	16,990,510
TA BlackRock Tactical Allocation Service Class	65,699,204	-	65,699,204
TA Goldman Sachs 70/30 Service Class	625,167	-	625,167
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	286,295,166	398,664	286,693,830
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	46,977,806	133,746	47,111,552
TA Goldman Sachs Managed Risk - Growth ETF Service Class	205,963,996	433,095	206,397,091

See accompanying notes.	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA International Focus Initial Class	$110,039	$-	$110,039
TA International Focus Service Class	7,020,081	-	7,020,081
TA Janus Balanced Service Class	87,877,653	20,284	87,897,937
TA Janus Mid-Cap Growth Initial Class	23,552	-	23,552
TA Janus Mid-Cap Growth Service Class	18,164,352	6,450	18,170,802
TA JPMorgan Asset Allocation - Conservative Initial Class	22,128	-	22,128
TA JPMorgan Asset Allocation - Conservative Service Class	44,489,353	1,508,824	45,998,177
TA JPMorgan Asset Allocation - Growth Initial Class	45,632	-	45,632
TA JPMorgan Asset Allocation - Growth Service Class	10,831,416	-	10,831,416
TA JPMorgan Asset Allocation - Moderate Initial Class	374,549	-	374,549
TA JPMorgan Asset Allocation - Moderate Service Class	257,198,574	612,078	257,810,652
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	50,522	-	50,522
TA JPMorgan Asset Allocation - Moderate Growth Service Class	142,510,667	163,301	142,673,968
TA JPMorgan Enhanced Index Initial Class	668,178	9,841	678,019
TA JPMorgan Enhanced Index Service Class	6,778,045	-	6,778,045
TA JPMorgan International Moderate Growth Service Class	29,856,978	36,573	29,893,551
TA JPMorgan Mid Cap Value Service Class	16,367,710	-	16,367,710
TA JPMorgan Tactical Allocation Service Class	77,727,982	32,446	77,760,428
TA Madison Diversified Income Service Class	6,103,534	-	6,103,534
TA Market Participation Strategy Service Class	22,456,775	-	22,456,775
TA Morgan Stanley Capital Growth Initial Class	1,218,095	8,532	1,226,627
TA Morgan Stanley Capital Growth Service Class	33,791,231	-	33,791,231
TA Morgan Stanley Global Allocation Service Class	47,862,634	92,381	47,955,015
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	12,954,864	-	12,954,864
TA MSCI EAFE Index Service Class	5,789,335	-	5,789,335
TA Multi-Managed Balanced Initial Class	38,852	-	38,852
TA Multi-Managed Balanced Service Class	99,389,292	-	99,389,292
TA PIMCO Tactical - Balanced Service Class	23,146,317	-	23,146,317
TA PIMCO Tactical - Conservative Service Class	12,823,969	-	12,823,969
TA PIMCO Tactical - Growth Service Class	27,565,261	-	27,565,261
TA PineBridge Inflation Opportunities Service Class	12,822,182	-	12,822,182
TA ProFunds UltraBear Service Class (OAM)	1,180,485	-	1,180,485
TA Rothschild & Co Large Cap Value Service Class	3,550,221	-	3,550,221
TA S&P 500 Index Initial Class	-	-	-
TA S&P 500 Index Service Class	61,931,334	-	61,931,334
TA Small/Mid Cap Value Initial Class	3,115,388	567	3,115,955
TA Small/Mid Cap Value Service Class	13,381,238	-	13,381,238
TA T. Rowe Price Small Cap Initial Class	109,771	-	109,771
TA T. Rowe Price Small Cap Service Class	35,514,194	6,732	35,520,926
TA TS&W International Equity Initial Class	497,821	3,311	501,132
TA TS&W International Equity Service Class	5,789,335	-	5,789,335

See accompanying notes.	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA WMC US Growth Initial Class	$3,741,097	$27,526	$3,768,623
TA WMC US Growth Service Class	28,545,933	24,612	28,570,545
Vanguard® Balanced	1,623,749	-	1,623,749
Vanguard® Capital Growth	-	-	-
Vanguard® Conservative Allocation	384,601	-	384,601
Vanguard® Diversified Value	-	-	-
Vanguard® Equity Income	-	-	-
Vanguard® Equity Index	-	-	-
Vanguard® Global Bond Index	-	-	-
Vanguard® Growth	-	-	-
Vanguard® High Yield Bond	-	-	-
Vanguard® International	301,351	-	301,351
Vanguard® Mid-Cap Index	1,767,025	-	1,767,025
Vanguard® Moderate Allocation	1,253,427	-	1,253,427
Vanguard® Money Market	-	-	-
Vanguard® Real Estate Index	19,713	-	19,713
Vanguard® Short-Term Investment Grade	205,422	-	205,422
Vanguard® Total Bond Market Index	92,694	-	92,694
Vanguard® Total International Stock Market Index	-	-	-
Vanguard® Total Stock Market Index	-	-	-
Voya Global Perspectives Class S Shares	-	-	-
Voya Large Cap Value Class S Shares	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-
Wanger Acorn	-	-	-
Wanger International	-	-	-

See accompanying notes.	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds -Asset Allocation Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$5,728,383	$21,508,118	$347,013	$68,325,699

Investment Income:
Reinvested Dividends	13,877	197,958	-	962,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,969	399,188	5,061	1,076,569

Net Investment Income (Loss)	(75,092)	(201,230)	(5,061)	(113,891)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	120,627	-	27,036	2,135,252
Realized Gain (Loss) on Investments	24,112	1,043,813	28,262	2,816,429

Net Realized Capital Gains (Losses) on Investments	144,739	1,043,813	55,298	4,951,681
Net Change in Unrealized Appreciation (Depreciation)	561,996	5,369,655	37,287	3,576,497

Net Gain (Loss) on Investment	706,735	6,413,468	92,585	8,528,178

Net Increase (Decrease) in Net Assets Resulting from Operations	631,643	6,212,238	87,524	8,414,287

Increase (Decrease) in Net Assets from Contract Transactions	(782,053)	4,462,487	(50,017)	(12,471,120)

Total Increase (Decrease) in Net Assets	(150,410)	10,674,725	37,507	(4,056,833)

Net Assets as of December 31, 2021:	$5,577,973	$32,182,843	$384,520	$64,268,866

Investment Income:
Reinvested Dividends	181,475	337,418	-	926,904
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,516	400,816	3,896	832,626

Net Investment Income (Loss)	95,959	(63,398)	(3,896)	94,278

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	591,194	4,999,528	36,230	5,391,936
Realized Gain (Loss) on Investments	(136,722)	760,509	10,309	904,498

Net Realized Capital Gains (Losses) on Investments	454,472	5,760,037	46,539	6,296,434
Net Change in Unrealized Appreciation (Depreciation)	(1,805,173)	(7,411,577)	(153,808)	(15,572,546)

Net Gain (Loss) on Investment	(1,350,701)	(1,651,540)	(107,269)	(9,276,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,742)	(1,714,938)	(111,165)	(9,181,834)

Increase (Decrease) in Net Assets from Contract Transactions	675,462	(802,068)	(24,202)	(9,506,722)

Total Increase (Decrease) in Net Assets	(579,280)	(2,517,006)	(135,367)	(18,688,556)

Net Assets as of December 31, 2022:	$4,998,693	$29,665,837	$249,153	$45,580,310

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds -Asset Allocation Class 4 Shares Subaccount	American Funds -Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$-	$106,715,815	$96,620	$53,391,654

Investment Income:
Reinvested Dividends	6,925	231,443	1,463	557,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,557	1,797,074	45,969	864,493

Net Investment Income (Loss)	3,368	(1,565,631)	(44,506)	(306,517)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,099	13,828,287	318,908	487,282
Realized Gain (Loss) on Investments	2,338	9,047,055	(1,139)	2,846,918

Net Realized Capital Gains (Losses) on Investments	7,437	22,875,342	317,769	3,334,200
Net Change in Unrealized Appreciation (Depreciation)	12,852	(1,291,971)	194,627	7,657,003

Net Gain (Loss) on Investment	20,289	21,583,371	512,396	10,991,203

Net Increase (Decrease) in Net Assets Resulting from Operations	23,657	20,017,740	467,890	10,684,686

Increase (Decrease) in Net Assets from Contract Transactions	633,239	(17,196,892)	6,252,468	(11,322,058)

Total Increase (Decrease) in Net Assets	656,896	2,820,848	6,720,358	(637,372)

Net Assets as of December 31, 2021:	$656,896	$109,536,663	$6,816,978	$52,754,282

Investment Income:
Reinvested Dividends	49,971	255,899	7,419	519,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,251	1,324,830	93,768	676,940

Net Investment Income (Loss)	27,720	(1,068,931)	(86,349)	(157,143)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	73,134	11,609,621	953,634	4,132,519
Realized Gain (Loss) on Investments	(26,154)	1,948,324	(192,156)	812,345

Net Realized Capital Gains (Losses) on Investments	46,980	13,557,945	761,478	4,944,864
Net Change in Unrealized Appreciation (Depreciation)	(289,784)	(45,726,591)	(3,095,347)	(13,935,085)

Net Gain (Loss) on Investment	(242,804)	(32,168,646)	(2,333,869)	(8,990,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	(215,084)	(33,237,577)	(2,420,218)	(9,147,364)

Increase (Decrease) in Net Assets from Contract Transactions	2,997,948	(6,888,588)	2,776,714	(5,758,639)

Total Increase (Decrease) in Net Assets	2,782,864	(40,126,165)	356,496	(14,906,003)

Net Assets as of December 31, 2022:	$3,439,760	$69,410,498	$7,173,474	$37,848,279

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Growth-Income Class 4 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds -International Class 4 Shares Subaccount	American Funds -New World Class 4 Shares Subaccount

Net Assets as of December 31, 2020:	$31,202	$37,493,013	$-	$-

Investment Income:
Reinvested Dividends	9,976	886,235	26,704	2,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,662	612,028	5,237	2,347

Net Investment Income (Loss)	1,314	274,207	21,467	(254)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,773	-	-	5,614
Realized Gain (Loss) on Investments	17,623	1,696,249	(4,428)	344

Net Realized Capital Gains (Losses) on Investments	21,396	1,696,249	(4,428)	5,958
Net Change in Unrealized Appreciation (Depreciation)	82,588	(3,041,839)	(72,336)	(15,735)

Net Gain (Loss) on Investment	103,984	(1,345,590)	(76,764)	(9,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	105,298	(1,071,383)	(55,297)	(10,031)

Increase (Decrease) in Net Assets from Contract Transactions	1,384,014	(1,330,998)	1,184,541	400,963

Total Increase (Decrease) in Net Assets	1,489,312	(2,402,381)	1,129,244	390,932

Net Assets as of December 31, 2021:	$1,520,514	$35,090,632	$1,129,244	$390,932

Investment Income:
Reinvested Dividends	22,333	481,430	18,664	6,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,082	454,165	14,015	7,222

Net Investment Income (Loss)	(2,749)	27,265	4,649	(1,133)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	188,420	3,948,353	164,158	49,131
Realized Gain (Loss) on Investments	(43,068)	(614,777)	(48,446)	(12,050)

Net Realized Capital Gains (Losses) on Investments	145,352	3,333,576	115,712	37,081
Net Change in Unrealized Appreciation (Depreciation)	(480,219)	(11,069,645)	(400,879)	(170,484)

Net Gain (Loss) on Investment	(334,867)	(7,736,069)	(285,167)	(133,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	(337,616)	(7,708,804)	(280,518)	(134,536)

Increase (Decrease) in Net Assets from Contract Transactions	912,418	(1,791,306)	325,308	275,121

Total Increase (Decrease) in Net Assets	574,802	(9,500,110)	44,790	140,585

Net Assets as of December 31, 2022:	$2,095,316	$25,590,522	$1,174,034	$531,517

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - The Bond Fund of America Class 2 Shares Subaccount	American Funds -The Bond Fund of America Class 4 Shares Subaccount	DFA VA Equity Allocation Subaccount	DFA VA Global Bond Subaccount

Net Assets as of December 31, 2020:	$22,035,060	$-	$-	$-

Investment Income:
Reinvested Dividends	292,567	12,777	-	1,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	357,362	8,775	-	3,308

Net Investment Income (Loss)	(64,795)	4,002	-	(2,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	895,606	26,235	-	15
Realized Gain (Loss) on Investments	192,289	(5,225)	-	629

Net Realized Capital Gains (Losses) on Investments	1,087,895	21,010	-	644
Net Change in Unrealized Appreciation (Depreciation)	(1,457,798)	(26,680)	-	(3,384)

Net Gain (Loss) on Investment	(369,903)	(5,670)	-	(2,740)

Net Increase (Decrease) in Net Assets Resulting from Operations	(434,698)	(1,668)	-	(4,916)

Increase (Decrease) in Net Assets from Contract Transactions	(1,239,544)	1,114,894	-	154,852

Total Increase (Decrease) in Net Assets	(1,674,242)	1,113,226	-	149,936

Net Assets as of December 31, 2021:	$20,360,818	$1,113,226	$-	$149,936

Investment Income:
Reinvested Dividends	491,369	48,735	-	3,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	281,497	20,184	-	2,992

Net Investment Income (Loss)	209,872	28,551	-	79

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	200,390	17,628	-	-
Realized Gain (Loss) on Investments	(189,992)	(53,409)	-	(1,995)

Net Realized Capital Gains (Losses) on Investments	10,398	(35,781)	-	(1,995)
Net Change in Unrealized Appreciation (Depreciation)	(2,935,827)	(197,185)	-	(11,842)

Net Gain (Loss) on Investment	(2,925,429)	(232,966)	-	(13,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,715,557)	(204,415)	-	(13,758)

Increase (Decrease) in Net Assets from Contract Transactions	(1,916,391)	870,238	-	47,398

Total Increase (Decrease) in Net Assets	(4,631,948)	665,823	-	33,640

Net Assets as of December 31, 2022:	$15,728,870	$1,779,049	$-	$183,576

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA Global Moderate Allocation Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount

Net Assets as of December 31, 2020:	$-	$-	$44,888,978	$-

Investment Income:
Reinvested Dividends	-	-	339,579	1,946
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	615,147	910

Net Investment Income (Loss)	-	-	(275,568)	1,036

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,528,342	3,780
Realized Gain (Loss) on Investments	-	-	2,666,189	(218)

Net Realized Capital Gains (Losses) on Investments	-	-	6,194,531	3,562
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,335,442	3,249

Net Gain (Loss) on Investment	-	-	7,529,973	6,811

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	7,254,405	7,847

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(4,524,397)	130,277

Total Increase (Decrease) in Net Assets	-	-	2,730,008	138,124

Net Assets as of December 31, 2021:	$-	$-	$47,618,986	$138,124

Investment Income:
Reinvested Dividends	-	-	419,700	4,048
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	522,213	4,181

Net Investment Income (Loss)	-	-	(102,513)	(133)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	-	-	2,475,473	7,734
Realized Gain (Loss) on Investments	-	-	648,817	(7,827)

Net Realized Capital Gains (Losses) on Investments	-	-	3,124,290	(93)
Net Change in Unrealized Appreciation (Depreciation)	-	-	(12,039,843)	(7,992)

Net Gain (Loss) on Investment	-	-	(8,915,553)	(8,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(9,018,066)	(8,218)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2,210,357)	114,751

Total Increase (Decrease) in Net Assets	-	-	(11,228,423)	106,533

Net Assets as of December 31, 2022:	$-	$-	$36,390,563	$244,657

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$-	$77,314,433	$-	$439,943

Investment Income:
Reinvested Dividends	-	23,290	1,222	7,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,168,987	244	7,029

Net Investment Income (Loss)	-	(1,145,697)	978	703

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,781,511	-	53,623
Realized Gain (Loss) on Investments	-	5,809,964	1,308	14,548

Net Realized Capital Gains (Losses) on Investments	-	16,591,475	1,308	68,171
Net Change in Unrealized Appreciation (Depreciation)	-	4,158,044	(138)	28,620

Net Gain (Loss) on Investment	-	20,749,519	1,170	96,791

Net Increase (Decrease) in Net Assets Resulting from Operations	-	19,603,822	2,148	97,494

Increase (Decrease) in Net Assets from Contract Transactions	-	(4,841,819)	84,228	(50,101)

Total Increase (Decrease) in Net Assets	-	14,762,003	86,376	47,393

Net Assets as of December 31, 2021:	$-	$92,076,436	$86,376	$487,336

Investment Income:
Reinvested Dividends	-	173,756	13,222	7,671
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	927,562	9,568	6,536

Net Investment Income (Loss)	-	(753,806)	3,654	1,135

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	-	3,327,297	-	15,351
Realized Gain (Loss) on Investments	-	2,303,369	20,350	3,571

Net Realized Capital Gains (Losses) on Investments	-	5,630,666	20,350	18,922
Net Change in Unrealized Appreciation (Depreciation)	-	(29,405,346)	72,239	(52,301)

Net Gain (Loss) on Investment	-	(23,774,680)	92,589	(33,379)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(24,528,486)	96,243	(32,244)

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,324,146)	837,100	(17,004)

Total Increase (Decrease) in Net Assets	-	(32,852,632)	933,343	(49,248)

Net Assets as of December 31, 2022:	$-	$59,223,804	$1,019,719	$438,088

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Health Care Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,315,751	$5,198	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,240	76	1,666	-

Net Investment Income (Loss)	(19,240)	(76)	(1,666)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	263,010	479	221	-
Realized Gain (Loss) on Investments	285,671	218	553	-

Net Realized Capital Gains (Losses) on Investments	548,681	697	774	-
Net Change in Unrealized Appreciation (Depreciation)	(271,348)	(126)	17,874	-

Net Gain (Loss) on Investment	277,333	571	18,648	-

Net Increase (Decrease) in Net Assets Resulting from Operations	258,093	495	16,982	-

Increase (Decrease) in Net Assets from Contract Transactions	(548,040)	(202)	492,562	-

Total Increase (Decrease) in Net Assets	(289,947)	293	509,544	-

Net Assets as of December 31, 2021:	$1,025,804	$5,491	$509,544	$-

Investment Income:
Reinvested Dividends	2,895	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,767	53	6,914	-

Net Investment Income (Loss)	(8,872)	(53)	(6,914)	-

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	63,306	747	28,271	-
Realized Gain (Loss) on Investments	17,539	215	(55,290)	-

Net Realized Capital Gains (Losses) on Investments	80,845	962	(27,019)	-
Net Change in Unrealized Appreciation (Depreciation)	(333,286)	(2,958)	(39,982)	-

Net Gain (Loss) on Investment	(252,441)	(1,996)	(67,001)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(261,313)	(2,049)	(73,915)	-

Increase (Decrease) in Net Assets from Contract Transactions	(28,090)	(242)	265,627	-

Total Increase (Decrease) in Net Assets	(289,403)	(2,291)	191,712	-

Net Assets as of December 31, 2022:	$736,401	$3,200	$701,256	$-

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount	Fidelity® VIP Utilities Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount

Net Assets as of December 31, 2020:	$32,192,771	$-	$-	$21,082

Investment Income:
Reinvested Dividends	124,313	-	2,207	307
Investment Expense:
Mortality and Expense Risk and Administrative Charges	469,271	6,401	1,141	143

Net Investment Income (Loss)	(344,958)	(6,401)	1,066	164

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,636,896	30,650	-	1,625
Realized Gain (Loss) on Investments	1,686,787	4,447	172	1,089

Net Realized Capital Gains (Losses) on Investments	7,323,683	35,097	172	2,714
Net Change in Unrealized Appreciation (Depreciation)	394,736	70,749	12,321	3,310

Net Gain (Loss) on Investment	7,718,419	105,846	12,493	6,024

Net Increase (Decrease) in Net Assets Resulting from Operations	7,373,461	99,445	13,559	6,188

Increase (Decrease) in Net Assets from Contract Transactions	(3,440,120)	871,770	120,366	(6,830)

Total Increase (Decrease) in Net Assets	3,933,341	971,215	133,925	(642)

Net Assets as of December 31, 2021:	$36,126,112	$971,215	$133,925	$20,440

Investment Income:
Reinvested Dividends	72,440	-	3,984	139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	372,844	18,423	5,182	102

Net Investment Income (Loss)	(300,404)	(18,423)	(1,198)	37

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	1,932,632	72,813	370	629
Realized Gain (Loss) on Investments	299,663	(18,778)	17,380	751

Net Realized Capital Gains (Losses) on Investments	2,232,295	54,035	17,750	1,380
Net Change in Unrealized Appreciation (Depreciation)	(7,628,454)	(474,844)	(7,905)	(2,888)

Net Gain (Loss) on Investment	(5,396,159)	(420,809)	9,845	(1,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,696,563)	(439,232)	8,647	(1,471)

Increase (Decrease) in Net Assets from Contract Transactions	(4,795,547)	838,253	251,385	(6,876)

Total Increase (Decrease) in Net Assets	(10,492,110)	399,021	260,032	(8,347)

Net Assets as of December 31, 2022:	$25,634,002	$1,370,236	$393,957	$12,093

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$10,985,255	$2,107,767	$1,816,229	$365,068

Investment Income:
Reinvested Dividends	161,633	28,710	78,996	10,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	170,858	29,871	25,498	5,830

Net Investment Income (Loss)	(9,225)	(1,161)	53,498	4,848

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,077,406	-	-	-
Realized Gain (Loss) on Investments	641,776	(158,369)	17,422	10,862

Net Realized Capital Gains (Losses) on Investments	1,719,182	(158,369)	17,422	10,862
Net Change in Unrealized Appreciation (Depreciation)	1,645,780	337,461	174,591	46,389

Net Gain (Loss) on Investment	3,364,962	179,092	192,013	57,251

Net Increase (Decrease) in Net Assets Resulting from Operations	3,355,737	177,931	245,511	62,099

Increase (Decrease) in Net Assets from Contract Transactions	(644,035)	(594,351)	(464,028)	(105,672)

Total Increase (Decrease) in Net Assets	2,711,702	(416,420)	(218,517)	(43,573)

Net Assets as of December 31, 2021:	$13,696,957	$1,691,347	$1,597,712	$321,495

Investment Income:
Reinvested Dividends	112,900	20,721	71,094	5,395
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,358	21,893	21,612	4,287

Net Investment Income (Loss)	(68,458)	(1,172)	49,482	1,108

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	609,320	130,589	28,858	32,580
Realized Gain (Loss) on Investments	811,571	(119,083)	189	(954)

Net Realized Capital Gains (Losses) on Investments	1,420,891	11,506	29,047	31,626
Net Change in Unrealized Appreciation (Depreciation)	(2,725,533)	(302,650)	(186,102)	(60,805)

Net Gain (Loss) on Investment	(1,304,642)	(291,144)	(157,055)	(29,179)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,373,100)	(292,316)	(107,573)	(28,071)

Increase (Decrease) in Net Assets from Contract Transactions	107,841	(233,494)	(139,326)	(10,264)

Total Increase (Decrease) in Net Assets	(1,265,259)	(525,810)	(246,899)	(38,335)

Net Assets as of December 31, 2022:	$12,431,698	$1,165,537	$1,350,813	$283,160

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson- Enterprise Service Shares Subaccount	Janus Henderson- Global Research Service Shares Subaccount

Net Assets as of December 31, 2020:	$882,412	$174,651	$420,125	$323,262

Investment Income:
Reinvested Dividends	15,737	-	688	1,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,708	2,988	4,758	5,244

Net Investment Income (Loss)	3,029	(2,988)	(4,070)	(4,036)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,950	25,970	16,467
Realized Gain (Loss) on Investments	4,844	9,273	114,267	53,864

Net Realized Capital Gains (Losses) on Investments	4,844	31,223	140,237	70,331
Net Change in Unrealized Appreciation (Depreciation)	22,600	(10,915)	(86,529)	(16,775)

Net Gain (Loss) on Investment	27,444	20,308	53,708	53,556

Net Increase (Decrease) in Net Assets Resulting from Operations	30,473	17,320	49,638	49,520

Increase (Decrease) in Net Assets from Contract Transactions	(200,556)	(12,580)	(225,175)	(93,983)

Total Increase (Decrease) in Net Assets	(170,083)	4,740	(175,537)	(44,463)

Net Assets as of December 31, 2021:	$712,329	$179,391	$244,588	$278,799

Investment Income:
Reinvested Dividends	18,766	-	553	3,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,026	2,151	2,827	3,511

Net Investment Income (Loss)	9,740	(2,151)	(2,274)	(124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,519	35,981	24,742
Realized Gain (Loss) on Investments	(10,806)	4,494	3,109	6,653

Net Realized Capital Gains (Losses) on Investments	(10,806)	42,013	39,090	31,395
Net Change in Unrealized Appreciation (Depreciation)	(62,136)	(96,392)	(78,963)	(88,810)

Net Gain (Loss) on Investment	(72,942)	(54,379)	(39,873)	(57,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,202)	(56,530)	(42,147)	(57,539)

Increase (Decrease) in Net Assets from Contract Transactions	(57,588)	(8,705)	(7,302)	(10,633)

Total Increase (Decrease) in Net Assets	(120,790)	(65,235)	(49,449)	(68,172)

Net Assets as of December 31, 2022:	$591,539	$114,156	$195,139	$210,627

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson-Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$2,416	$341,664	$196,123	$1,163

Investment Income:
Reinvested Dividends	8	5,653	2,105	7
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36	4,094	2,927	12

Net Investment Income (Loss)	(28)	1,559	(822)	(5)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,119	11,596	33
Realized Gain (Loss) on Investments	11	(197)	12,130	461

Net Realized Capital Gains (Losses) on Investments	11	3,922	23,726	494
Net Change in Unrealized Appreciation (Depreciation)	427	(14,571)	32,192	(314)

Net Gain (Loss) on Investment	438	(10,649)	55,918	180

Net Increase (Decrease) in Net Assets Resulting from Operations	410	(9,090)	55,096	175

Increase (Decrease) in Net Assets from Contract Transactions	(96)	(60,625)	(22,185)	(1,338)

Total Increase (Decrease) in Net Assets	314	(69,715)	32,911	(1,163)

Net Assets as of December 31, 2021:	$2,730	$271,949	$229,034	$-

Investment Income:
Reinvested Dividends	29	4,824	2,018	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34	3,219	2,688	-

Net Investment Income (Loss)	(5)	1,605	(670)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	194	1,261	30,326	-
Realized Gain (Loss) on Investments	29	(3,464)	1,624	-

Net Realized Capital Gains (Losses) on Investments	223	(2,203)	31,950	-
Net Change in Unrealized Appreciation (Depreciation)	(403)	(36,825)	(52,602)	-

Net Gain (Loss) on Investment	(180)	(39,028)	(20,652)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(185)	(37,423)	(21,322)	-

Increase (Decrease) in Net Assets from Contract Transactions	(115)	(22,412)	-	-

Total Increase (Decrease) in Net Assets	(300)	(59,835)	(21,322)	-

Net Assets as of December 31, 2022:	$2,430	$212,114	$207,712	$-

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount

Net Assets as of December 31, 2020:	$122,676	$2,156,204	$913,740	$3,851,511

Investment Income:
Reinvested Dividends	945	-	14,781	76,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,713	29,581	13,066	63,320

Net Investment Income (Loss)	(768)	(29,581)	1,715	13,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,630	335,917	44,831	541,601
Realized Gain (Loss) on Investments	7,133	240,353	39,512	59,611

Net Realized Capital Gains (Losses) on Investments	12,763	576,270	84,343	601,212
Net Change in Unrealized Appreciation (Depreciation)	20,171	(514,025)	19,792	(176,657)

Net Gain (Loss) on Investment	32,934	62,245	104,135	424,555

Net Increase (Decrease) in Net Assets Resulting from Operations	32,166	32,664	105,850	437,815

Increase (Decrease) in Net Assets from Contract Transactions	(11,485)	(722,912)	(165,853)	(94,925)

Total Increase (Decrease) in Net Assets	20,681	(690,248)	(60,003)	342,890

Net Assets as of December 31, 2021:	$143,357	$1,465,956	$853,737	$4,194,401

Investment Income:
Reinvested Dividends	645	-	11,208	15,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,578	15,268	10,630	54,478

Net Investment Income (Loss)	(933)	(15,268)	578	(39,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,845	372,498	66,658	56,800
Realized Gain (Loss) on Investments	2,103	(35,710)	9,714	(72,992)

Net Realized Capital Gains (Losses) on Investments	19,948	336,788	76,372	(16,192)
Net Change in Unrealized Appreciation (Depreciation)	(47,183)	(765,278)	(171,941)	(683,633)

Net Gain (Loss) on Investment	(27,235)	(428,490)	(95,569)	(699,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,168)	(443,758)	(94,991)	(739,103)

Increase (Decrease) in Net Assets from Contract Transactions	(2,164)	(100,585)	(111,660)	35,309

Total Increase (Decrease) in Net Assets	(30,332)	(544,343)	(206,651)	(703,794)

Net Assets as of December 31, 2022:	$113,025	$921,613	$647,086	$3,490,607

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA 60/40 Allocation Service Class Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2020:	$1,696,772	$275,667	$72,677,306	$44,594,570

Investment Income:
Reinvested Dividends	18,058	4,078	883,420	1,062,949
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,424	3,699	951,626	595,649

Net Investment Income (Loss)	(4,366)	379	(68,206)	467,300

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,702	16,116	4,224,052	1,568,630
Realized Gain (Loss) on Investments	20,753	(604)	47,814	155,153

Net Realized Capital Gains (Losses) on Investments	76,455	15,512	4,271,866	1,723,783
Net Change in Unrealized Appreciation (Depreciation)	153,870	(22,018)	(5,943,358)	(3,341,905)

Net Gain (Loss) on Investment	230,325	(6,506)	(1,671,492)	(1,618,122)

Net Increase (Decrease) in Net Assets Resulting from Operations	225,959	(6,127)	(1,739,698)	(1,150,822)

Increase (Decrease) in Net Assets from Contract Transactions	283,893	(17,087)	(1,021,844)	1,547,708

Total Increase (Decrease) in Net Assets	509,852	(23,214)	(2,761,542)	396,886

Net Assets as of December 31, 2021:	$2,206,624	$252,453	$69,915,764	$44,991,456

Investment Income:
Reinvested Dividends	28,373	5,960	1,336,387	934,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,316	3,104	779,718	512,957

Net Investment Income (Loss)	(1,943)	2,856	556,669	421,948

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	119,081	-	-	167,516
Realized Gain (Loss) on Investments	21,385	(3,870)	(1,874,188)	(662,620)

Net Realized Capital Gains (Losses) on Investments	140,466	(3,870)	(1,874,188)	(495,104)
Net Change in Unrealized Appreciation (Depreciation)	(526,178)	(39,124)	(9,524,257)	(6,172,536)

Net Gain (Loss) on Investment	(385,712)	(42,994)	(11,398,445)	(6,667,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	(387,655)	(40,138)	(10,841,776)	(6,245,692)

Increase (Decrease) in Net Assets from Contract Transactions	1,062,056	(14,483)	(8,464,332)	(2,652,255)

Total Increase (Decrease) in Net Assets	674,401	(54,621)	(19,306,108)	(8,897,947)

Net Assets as of December 31, 2022:	$2,881,025	$197,832	$50,609,656	$36,093,509

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2020:	$75,717	$8,022,950	$2,583,843	$21,012,799

Investment Income:
Reinvested Dividends	3,950	417,652	61,093	420,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges	886	107,930	40,052	310,764

Net Investment Income (Loss)	3,064	309,722	21,041	109,547

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(281)	(5,623)	25,321	(828,952)

Net Realized Capital Gains (Losses) on Investments	(281)	(5,623)	25,321	(828,952)
Net Change in Unrealized Appreciation (Depreciation)	974	85,781	482,484	4,984,921

Net Gain (Loss) on Investment	693	80,158	507,805	4,155,969

Net Increase (Decrease) in Net Assets Resulting from Operations	3,757	389,880	528,846	4,265,516

Increase (Decrease) in Net Assets from Contract Transactions	(5,063)	(105,768)	(159,791)	(2,679,673)

Total Increase (Decrease) in Net Assets	(1,306)	284,112	369,055	1,585,843

Net Assets as of December 31, 2021:	$74,411	$8,307,062	$2,952,898	$22,598,642

Investment Income:
Reinvested Dividends	3,788	369,571	55,840	367,284
Investment Expense:
Mortality and Expense Risk and Administrative Charges	794	91,222	35,260	250,746

Net Investment Income (Loss)	2,994	278,349	20,580	116,538

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	90,606	693,735
Realized Gain (Loss) on Investments	(1,085)	(157,868)	28,844	(688,147)

Net Realized Capital Gains (Losses) on Investments	(1,085)	(157,868)	119,450	5,588
Net Change in Unrealized Appreciation (Depreciation)	(10,821)	(1,139,355)	(520,150)	(3,091,641)

Net Gain (Loss) on Investment	(11,906)	(1,297,223)	(400,700)	(3,086,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,912)	(1,018,874)	(380,120)	(2,969,515)

Increase (Decrease) in Net Assets from Contract Transactions	(5,352)	(1,042,943)	(113,959)	(1,380,147)

Total Increase (Decrease) in Net Assets	(14,264)	(2,061,817)	(494,079)	(4,349,662)

Net Assets as of December 31, 2022:	$60,147	$6,245,245	$2,458,819	$18,248,980

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk- Balanced Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2020:	$288,231	$38,269,799	$80,422,606	$14,211

Investment Income:
Reinvested Dividends	5,994	503,144	679,570	4,081
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,880	423,682	1,045,593	1,468

Net Investment Income (Loss)	2,114	79,462	(366,023)	2,613

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,238	1,996,737	-	-
Realized Gain (Loss) on Investments	(792)	(541,634)	2,574,840	(275)

Net Realized Capital Gains (Losses) on Investments	18,446	1,455,103	2,574,840	(275)
Net Change in Unrealized Appreciation (Depreciation)	(31,339)	(2,869,756)	6,625,601	12,485

Net Gain (Loss) on Investment	(12,893)	(1,414,653)	9,200,441	12,210

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,779)	(1,335,191)	8,834,418	14,823

Increase (Decrease) in Net Assets from Contract Transactions	6,108	(11,982,722)	(9,384,037)	147,072

Total Increase (Decrease) in Net Assets	(4,671)	(13,317,913)	(549,619)	161,895

Net Assets as of December 31, 2021:	$283,560	$24,951,886	$79,872,987	$176,106

Investment Income:
Reinvested Dividends	2,632	299,397	1,107,721	4,971
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,429	477,443	951,617	1,994

Net Investment Income (Loss)	(797)	(178,046)	156,104	2,977

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	322,631	-
Realized Gain (Loss) on Investments	(3,364)	(2,013,299)	808,870	(962)

Net Realized Capital Gains (Losses) on Investments	(3,364)	(2,013,299)	1,131,501	(962)
Net Change in Unrealized Appreciation (Depreciation)	(34,853)	(2,454,571)	(11,329,077)	(53,405)

Net Gain (Loss) on Investment	(38,217)	(4,467,870)	(10,197,576)	(54,367)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,014)	(4,645,916)	(10,041,472)	(51,390)

Increase (Decrease) in Net Assets from Contract Transactions	(12,174)	20,445,922	42,229	(1,094)

Total Increase (Decrease) in Net Assets	(51,188)	15,800,006	(9,999,243)	(52,484)

Net Assets as of December 31, 2022:	$232,372	$40,751,892	$69,873,744	$123,622

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation- Conservative Service Class Subaccount

Net Assets as of December 31, 2020:	$5,593,652	$365,695	$49,110,928	$21,126,136

Investment Income:
Reinvested Dividends	129,479	13	1,375	211,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,976	4,943	512,519	250,360

Net Investment Income (Loss)	43,503	(4,930)	(511,144)	(38,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	310,113
Realized Gain (Loss) on Investments	14,040	-	-	224,427

Net Realized Capital Gains (Losses) on Investments	14,040	-	-	534,540
Net Change in Unrealized Appreciation (Depreciation)	1,241,840	-	-	346,438

Net Gain (Loss) on Investment	1,255,880	-	-	880,978

Net Increase (Decrease) in Net Assets Resulting from Operations	1,299,383	(4,930)	(511,144)	842,205

Increase (Decrease) in Net Assets from Contract Transactions	(579,559)	(10,542)	(11,649,265)	(3,395,276)

Total Increase (Decrease) in Net Assets	719,824	(15,472)	(12,160,409)	(2,553,071)

Net Assets as of December 31, 2021:	$6,313,476	$350,223	$36,950,519	$18,573,065

Investment Income:
Reinvested Dividends	141,366	4,786	537,196	202,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,472	4,990	495,980	198,217

Net Investment Income (Loss)	72,894	(204)	41,216	4,484

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,077,611
Realized Gain (Loss) on Investments	(114,598)	-	-	(287,691)

Net Realized Capital Gains (Losses) on Investments	(114,598)	-	-	1,789,920
Net Change in Unrealized Appreciation (Depreciation)	(1,737,660)	-	-	(4,745,614)

Net Gain (Loss) on Investment	(1,852,258)	-	-	(2,955,694)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,779,364)	(204)	41,216	(2,951,210)

Increase (Decrease) in Net Assets from Contract Transactions	(365,226)	(54,378)	1,269,052	(1,825,406)

Total Increase (Decrease) in Net Assets	(2,144,590)	(54,582)	1,310,268	(4,776,616)

Net Assets as of December 31, 2022:	$4,168,886	$295,641	$38,260,787	$13,796,449

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Active Asset Allocation-Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation- Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation- Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation- Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$79,328,273	$41,719,515	$78,016,108	$48,587,816

Investment Income:
Reinvested Dividends	675,734	210,880	422,478	135,819
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,023,189	546,429	1,006,215	646,820

Net Investment Income (Loss)	(347,455)	(335,549)	(583,737)	(511,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,078,211	4,228,871
Realized Gain (Loss) on Investments	633,726	(272,046)	595,134	601,911

Net Realized Capital Gains (Losses) on Investments	633,726	(272,046)	7,673,345	4,830,782
Net Change in Unrealized Appreciation (Depreciation)	4,882,805	2,917,291	(1,409,688)	1,459,429

Net Gain (Loss) on Investment	5,516,531	2,645,245	6,263,657	6,290,211

Net Increase (Decrease) in Net Assets Resulting from Operations	5,169,076	2,309,696	5,679,920	5,779,210

Increase (Decrease) in Net Assets from Contract Transactions	(9,015,319)	(6,517,551)	(9,326,929)	(7,756,232)

Total Increase (Decrease) in Net Assets	(3,846,243)	(4,207,855)	(3,647,009)	(1,977,022)

Net Assets as of December 31, 2021:	$75,482,030	$37,511,660	$74,369,099	$46,610,794

Investment Income:
Reinvested Dividends	807,958	392,984	704,081	424,270
Investment Expense:
Mortality and Expense Risk and Administrative Charges	817,578	422,343	819,549	508,503

Net Investment Income (Loss)	(9,620)	(29,359)	(115,468)	(84,233)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,524,951	1,347,503	4,543,863	3,500,848
Realized Gain (Loss) on Investments	(1,173,241)	(619,353)	(960,952)	(548,055)

Net Realized Capital Gains (Losses) on Investments	6,351,710	728,150	3,582,911	2,952,793
Net Change in Unrealized Appreciation (Depreciation)	(19,659,541)	(7,804,751)	(15,715,274)	(10,936,805)

Net Gain (Loss) on Investment	(13,307,831)	(7,076,601)	(12,132,363)	(7,984,012)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,317,451)	(7,105,960)	(12,247,831)	(8,068,245)

Increase (Decrease) in Net Assets from Contract Transactions	(7,957,447)	(3,126,768)	(7,066,934)	(5,303,836)

Total Increase (Decrease) in Net Assets	(21,274,898)	(10,232,728)	(19,314,765)	(13,372,081)

Net Assets as of December 31, 2022:	$54,207,132	$27,278,932	$55,054,334	$33,238,713

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 100 Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Edge 50 Service Class Subaccount

Net Assets as of December 31, 2020:	$28,661,684	$62,232	$26,428,845	$40,624,330

Investment Income:
Reinvested Dividends	299,865	1,137	434,711	507,652
Investment Expense:
Mortality and Expense Risk and Administrative Charges	289,387	888	375,266	569,776

Net Investment Income (Loss)	10,478	249	59,445	(62,124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	742,451	1,263	560,135	612,500
Realized Gain (Loss) on Investments	214,685	229	275,500	1,038,703

Net Realized Capital Gains (Losses) on Investments	957,136	1,492	835,635	1,651,203
Net Change in Unrealized Appreciation (Depreciation)	4,006,680	1,147	294,282	1,153,852

Net Gain (Loss) on Investment	4,963,816	2,639	1,129,917	2,805,055

Net Increase (Decrease) in Net Assets Resulting from Operations	4,974,294	2,888	1,189,362	2,742,931

Increase (Decrease) in Net Assets from Contract Transactions	407,170	138	(210,647)	2,028,015

Total Increase (Decrease) in Net Assets	5,381,464	3,026	978,715	4,770,946

Net Assets as of December 31, 2021:	$34,043,148	$65,258	$27,407,560	$45,395,276

Investment Income:
Reinvested Dividends	351,057	1,099	385,326	499,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	247,289	799	319,856	489,393

Net Investment Income (Loss)	103,768	300	65,470	9,645

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,064,688	2,393	1,006,204	918,265
Realized Gain (Loss) on Investments	4,558,353	51	(138,486)	396,076

Net Realized Capital Gains (Losses) on Investments	5,623,041	2,444	867,718	1,314,341
Net Change in Unrealized Appreciation (Depreciation)	(10,317,113)	(12,806)	(5,210,842)	(8,181,874)

Net Gain (Loss) on Investment	(4,694,072)	(10,362)	(4,343,124)	(6,867,533)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,590,304)	(10,062)	(4,277,654)	(6,857,888)

Increase (Decrease) in Net Assets from Contract Transactions	(25,067,753)	(519)	(884,400)	(2,410,060)

Total Increase (Decrease) in Net Assets	(29,658,057)	(10,581)	(5,162,054)	(9,267,948)

Net Assets as of December 31, 2022:	$4,385,091	$54,677	$22,245,506	$36,127,328

See Accompanying Notes.
(1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 75 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs 70/30 Service Class Subaccount	TA Goldman Sachs Managed Risk- Balanced ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$29,309,360	$98,624,806	$-	$418,989,921

Investment Income:
Reinvested Dividends	369,379	2,370,310	4,465	4,549,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	393,067	1,330,190	5,551	5,296,202

Net Investment Income (Loss)	(23,688)	1,040,120	(1,086)	(747,172)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	711,049	3,177,340	8,207	18,379,477
Realized Gain (Loss) on Investments	621,824	1,328,604	732	8,613,387

Net Realized Capital Gains (Losses) on Investments	1,332,873	4,505,944	8,939	26,992,864
Net Change in Unrealized Appreciation (Depreciation)	2,393,483	210,733	45,582	4,893,313

Net Gain (Loss) on Investment	3,726,356	4,716,677	54,521	31,886,177

Net Increase (Decrease) in Net Assets Resulting from Operations	3,702,668	5,756,797	53,435	31,139,005

Increase (Decrease) in Net Assets from Contract Transactions	3,779,531	(12,356,781)	488,245	(57,678,428)

Total Increase (Decrease) in Net Assets	7,482,199	(6,599,984)	541,680	(26,539,423)

Net Assets as of December 31, 2021:	$36,791,559	$92,024,822	$541,680	$392,450,498

Investment Income:
Reinvested Dividends	396,310	2,716,637	11,632	4,717,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330,222	1,032,435	6,539	4,209,801

Net Investment Income (Loss)	66,088	1,684,202	5,093	508,132

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,267,625	6,274,092	37,627	7,866,738
Realized Gain (Loss) on Investments	2,381,342	(1,238,245)	(1,759)	72,251

Net Realized Capital Gains (Losses) on Investments	3,648,967	5,035,847	35,868	7,938,989
Net Change in Unrealized Appreciation (Depreciation)	(9,021,022)	(22,139,032)	(147,163)	(67,296,135)

Net Gain (Loss) on Investment	(5,372,055)	(17,103,185)	(111,295)	(59,357,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,305,967)	(15,418,983)	(106,202)	(58,849,014)

Increase (Decrease) in Net Assets from Contract Transactions	(14,495,082)	(10,906,635)	189,689	(46,907,654)

Total Increase (Decrease) in Net Assets	(19,801,049)	(26,325,618)	83,487	(105,756,668)

Net Assets as of December 31, 2022:	$16,990,510	$65,699,204	$625,167	$286,693,830

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2020:	$65,597,641	$327,361,928	$114,767	$8,894,993

Investment Income:
Reinvested Dividends	1,010,856	2,877,266	1,499	102,175
Investment Expense:
Mortality and Expense Risk and Administrative Charges	832,380	4,348,052	1,635	128,622

Net Investment Income (Loss)	178,476	(1,470,786)	(136)	(26,447)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	878,082	15,392,134	-	-
Realized Gain (Loss) on Investments	754,739	4,675,844	2,073	238,236

Net Realized Capital Gains (Losses) on Investments	1,632,821	20,067,978	2,073	238,236
Net Change in Unrealized Appreciation (Depreciation)	(909,829)	19,890,685	8,690	598,113

Net Gain (Loss) on Investment	722,992	39,958,663	10,763	836,349

Net Increase (Decrease) in Net Assets Resulting from Operations	901,468	38,487,877	10,627	809,902

Increase (Decrease) in Net Assets from Contract Transactions	(4,505,989)	(47,481,732)	11,393	(323,312)

Total Increase (Decrease) in Net Assets	(3,604,521)	(8,993,855)	22,020	486,590

Net Assets as of December 31, 2021:	$61,993,120	$318,368,073	$136,787	$9,381,583

Investment Income:
Reinvested Dividends	823,388	3,165,542	3,667	208,179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	665,485	3,225,332	1,373	99,973

Net Investment Income (Loss)	157,903	(59,790)	2,294	108,206

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	769,137	13,297,461	6,421	405,863
Realized Gain (Loss) on Investments	(321,551)	2,568,795	368	(113,859)

Net Realized Capital Gains (Losses) on Investments	447,586	15,866,256	6,789	292,004
Net Change in Unrealized Appreciation (Depreciation)	(8,395,881)	(62,326,250)	(38,016)	(2,436,002)

Net Gain (Loss) on Investment	(7,948,295)	(46,459,994)	(31,227)	(2,143,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,790,392)	(46,519,784)	(28,933)	(2,035,792)

Increase (Decrease) in Net Assets from Contract Transactions	(7,091,176)	(65,451,198)	2,185	(325,710)

Total Increase (Decrease) in Net Assets	(14,881,568)	(111,970,982)	(26,748)	(2,361,502)

Net Assets as of December 31, 2022:	$47,111,552	$206,397,091	$110,039	$7,020,081

See Accompanying Notes.
(1) See Footnote 1	35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2020:	$110,045,090	$24,931	$23,255,535	$25,380

Investment Income:
Reinvested Dividends	1,303,736	74	23,712	634
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,577,082	219	340,463	364

Net Investment Income (Loss)	(273,346)	(145)	(316,751)	270

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,937,680	3,332	3,117,331	406
Realized Gain (Loss) on Investments	5,264,262	173	1,650,323	27

Net Realized Capital Gains (Losses) on Investments	10,201,942	3,505	4,767,654	433
Net Change in Unrealized Appreciation (Depreciation)	5,158,267	681	(962,297)	423

Net Gain (Loss) on Investment	15,360,209	4,186	3,805,357	856

Net Increase (Decrease) in Net Assets Resulting from Operations	15,086,863	4,041	3,488,606	1,126

Increase (Decrease) in Net Assets from Contract Transactions	(7,581,989)	(216)	(1,959,066)	1

Total Increase (Decrease) in Net Assets	7,504,874	3,825	1,529,540	1,127

Net Assets as of December 31, 2021:	$117,549,964	$28,756	$24,785,075	$26,507

Investment Income:
Reinvested Dividends	800,213	-	-	1,315
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,318,018	197	267,998	324

Net Investment Income (Loss)	(517,805)	(197)	(267,998)	991

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,362,582	3,742	3,201,397	2,165
Realized Gain (Loss) on Investments	3,495,067	149	(55,032)	(38)

Net Realized Capital Gains (Losses) on Investments	14,857,649	3,891	3,146,365	2,127
Net Change in Unrealized Appreciation (Depreciation)	(34,801,301)	(8,655)	(7,275,135)	(7,497)

Net Gain (Loss) on Investment	(19,943,652)	(4,764)	(4,128,770)	(5,370)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,461,457)	(4,961)	(4,396,768)	(4,379)

Increase (Decrease) in Net Assets from Contract Transactions	(9,190,570)	(243)	(2,217,505)	-

Total Increase (Decrease) in Net Assets	(29,652,027)	(5,204)	(6,614,273)	(4,379)

Net Assets as of December 31, 2022:	$87,897,937	$23,552	$18,170,802	$22,128

See Accompanying Notes.
(1) See Footnote 1	36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2020:	$62,951,222	$50,645	$17,130,661	$420,282

Investment Income:
Reinvested Dividends	1,353,952	947	232,312	8,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	827,817	788	221,099	6,145

Net Investment Income (Loss)	526,135	159	11,213	2,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	963,409	3,460	959,759	2,812
Realized Gain (Loss) on Investments	920,724	296	1,898,155	656

Net Realized Capital Gains (Losses) on Investments	1,884,133	3,756	2,857,914	3,468
Net Change in Unrealized Appreciation (Depreciation)	205,520	5,195	(40,009)	26,520

Net Gain (Loss) on Investment	2,089,653	8,951	2,817,905	29,988

Net Increase (Decrease) in Net Assets Resulting from Operations	2,615,788	9,110	2,829,118	32,248

Increase (Decrease) in Net Assets from Contract Transactions	(6,454,461)	1	(3,677,535)	1

Total Increase (Decrease) in Net Assets	(3,838,673)	9,111	(848,417)	32,249

Net Assets as of December 31, 2021:	$59,112,549	$59,756	$16,282,244	$452,531

Investment Income:
Reinvested Dividends	2,732,738	2,961	683,511	21,109
Investment Expense:
Mortality and Expense Risk and Administrative Charges	669,401	682	167,126	5,493

Net Investment Income (Loss)	2,063,337	2,279	516,385	15,616

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,766,322	9,915	2,414,056	39,016
Realized Gain (Loss) on Investments	(745,589)	106	187,713	(402)

Net Realized Capital Gains (Losses) on Investments	4,020,733	10,021	2,601,769	38,614
Net Change in Unrealized Appreciation (Depreciation)	(15,955,869)	(26,422)	(6,857,507)	(132,212)

Net Gain (Loss) on Investment	(11,935,136)	(16,401)	(4,255,738)	(93,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,871,799)	(14,122)	(3,739,353)	(77,982)

Increase (Decrease) in Net Assets from Contract Transactions	(3,242,573)	(2)	(1,711,475)	-

Total Increase (Decrease) in Net Assets	(13,114,372)	(14,124)	(5,450,828)	(77,982)

Net Assets as of December 31, 2022:	$45,998,177	$45,632	$10,831,416	$374,549

See Accompanying Notes.
(1) See Footnote 1	37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2020:	$342,115,137	$55,299	$192,355,893	$798,060

Investment Income:
Reinvested Dividends	5,958,366	1,290	3,923,412	7,125
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,711,551	830	2,819,721	11,424

Net Investment Income (Loss)	1,246,815	460	1,103,691	(4,299)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,256,207	1,481	5,024,819	103,925
Realized Gain (Loss) on Investments	5,824,246	198	5,274,577	18,377

Net Realized Capital Gains (Losses) on Investments	8,080,453	1,679	10,299,396	122,302
Net Change in Unrealized Appreciation (Depreciation)	15,856,119	4,702	11,688,209	107,396

Net Gain (Loss) on Investment	23,936,572	6,381	21,987,605	229,698

Net Increase (Decrease) in Net Assets Resulting from Operations	25,183,387	6,841	23,091,296	225,399

Increase (Decrease) in Net Assets from Contract Transactions	(23,029,565)	(70)	(16,593,311)	(23,275)

Total Increase (Decrease) in Net Assets	2,153,822	6,771	6,497,985	202,124

Net Assets as of December 31, 2021:	$344,268,959	$62,070	$198,853,878	$1,000,184

Investment Income:
Reinvested Dividends	14,555,513	2,890	8,082,745	4,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,875,021	742	2,215,452	10,335

Net Investment Income (Loss)	10,680,492	2,148	5,867,293	(5,379)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,537,068	7,384	21,922,301	87,389
Realized Gain (Loss) on Investments	(2,310,880)	26	(279,375)	33,167

Net Realized Capital Gains (Losses) on Investments	26,226,188	7,410	21,642,926	120,556
Net Change in Unrealized Appreciation (Depreciation)	(95,311,037)	(21,037)	(63,210,288)	(298,389)

Net Gain (Loss) on Investment	(69,084,849)	(13,627)	(41,567,362)	(177,833)

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,404,357)	(11,479)	(35,700,069)	(183,212)

Increase (Decrease) in Net Assets from Contract Transactions	(28,053,950)	(69)	(20,479,841)	(138,953)

Total Increase (Decrease) in Net Assets	(86,458,307)	(11,548)	(56,179,910)	(322,165)

Net Assets as of December 31, 2022:	$257,810,652	$50,522	$142,673,968	$678,019

See Accompanying Notes.
(1) See Footnote 1	38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2020:	$8,750,829	$44,106,575	$18,145,763	$86,999,713

Investment Income:
Reinvested Dividends	47,147	572,944	109,009	1,570,991
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,604	607,324	259,663	1,335,182

Net Investment Income (Loss)	(68,457)	(34,380)	(150,654)	235,809

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	915,236	-	295,600	5,966,562
Realized Gain (Loss) on Investments	725,819	1,437,295	990,937	1,278,600

Net Realized Capital Gains (Losses) on Investments	1,641,055	1,437,295	1,286,537	7,245,162
Net Change in Unrealized Appreciation (Depreciation)	553,904	1,839,246	3,543,966	(4,311,183)

Net Gain (Loss) on Investment	2,194,959	3,276,541	4,830,503	2,933,979

Net Increase (Decrease) in Net Assets Resulting from Operations	2,126,502	3,242,161	4,679,849	3,169,788

Increase (Decrease) in Net Assets from Contract Transactions	(2,102,979)	(6,082,265)	(3,479,477)	11,160,482

Total Increase (Decrease) in Net Assets	23,523	(2,840,104)	1,200,372	14,330,270

Net Assets as of December 31, 2021:	$8,774,352	$41,266,471	$19,346,135	$101,329,983

Investment Income:
Reinvested Dividends	29,576	1,579,880	97,697	1,313,675
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,333	455,186	231,371	1,133,703

Net Investment Income (Loss)	(70,757)	1,124,694	(133,674)	179,972

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	878,966	2,769,808	3,294,347	8,933,677
Realized Gain (Loss) on Investments	194,081	216,788	769,133	(304,556)

Net Realized Capital Gains (Losses) on Investments	1,073,047	2,986,596	4,063,480	8,629,121
Net Change in Unrealized Appreciation (Depreciation)	(2,751,157)	(11,517,059)	(5,770,192)	(24,786,820)

Net Gain (Loss) on Investment	(1,678,110)	(8,530,463)	(1,706,712)	(16,157,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,748,867)	(7,405,769)	(1,840,386)	(15,977,727)

Increase (Decrease) in Net Assets from Contract Transactions	(247,440)	(3,967,151)	(1,138,039)	(7,591,828)

Total Increase (Decrease) in Net Assets	(1,996,307)	(11,372,920)	(2,978,425)	(23,569,555)

Net Assets as of December 31, 2022:	$6,778,045	$29,893,551	$16,367,710	$77,760,428

See Accompanying Notes.
(1) See Footnote 1	39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Madison Diversified Income Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$6,672,731	$34,989,973	$3,567,522	$82,266,868

Investment Income:
Reinvested Dividends	107,057	159,065	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,923	462,842	50,684	1,139,340

Net Investment Income (Loss)	20,134	(303,777)	(50,684)	(1,139,340)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,624	3,299,411	958,939	22,953,482
Realized Gain (Loss) on Investments	91,674	1,301,365	117,114	8,813,502

Net Realized Capital Gains (Losses) on Investments	175,298	4,600,776	1,076,053	31,766,984
Net Change in Unrealized Appreciation (Depreciation)	229,864	(303,211)	(1,073,883)	(32,174,359)

Net Gain (Loss) on Investment	405,162	4,297,565	2,170	(407,375)

Net Increase (Decrease) in Net Assets Resulting from Operations	425,296	3,993,788	(48,514)	(1,546,715)

Increase (Decrease) in Net Assets from Contract Transactions	(136,054)	(6,552,286)	(158,974)	(5,964,475)

Total Increase (Decrease) in Net Assets	289,242	(2,558,498)	(207,488)	(7,511,190)

Net Assets as of December 31, 2021:	$6,961,973	$32,431,475	$3,360,034	$74,755,678

Investment Income:
Reinvested Dividends	103,179	8,595	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,942	363,791	24,517	588,907

Net Investment Income (Loss)	23,237	(355,196)	(24,517)	(588,907)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	885,802	6,164,218	1,067,997	30,386,983
Realized Gain (Loss) on Investments	(8,272)	(83,396)	(72,380)	(15,528,434)

Net Realized Capital Gains (Losses) on Investments	877,530	6,080,822	995,617	14,858,549
Net Change in Unrealized Appreciation (Depreciation)	(1,697,134)	(10,779,280)	(2,975,307)	(61,535,072)

Net Gain (Loss) on Investment	(819,604)	(4,698,458)	(1,979,690)	(46,676,523)

Net Increase (Decrease) in Net Assets Resulting from Operations	(796,367)	(5,053,654)	(2,004,207)	(47,265,430)

Increase (Decrease) in Net Assets from Contract Transactions	(62,072)	(4,921,046)	(129,200)	6,300,983

Total Increase (Decrease) in Net Assets	(858,439)	(9,974,700)	(2,133,407)	(40,964,447)

Net Assets as of December 31, 2022:	$6,103,534	$22,456,775	$1,226,627	$33,791,231

See Accompanying Notes.
(1) See Footnote 1	40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class Subaccount	TA MSCI EAFE Index Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2020:	$69,756,538	$16,504,195	$5,828,083	$40,768

Investment Income:
Reinvested Dividends	330,163	886,518	97,501	505
Investment Expense:
Mortality and Expense Risk and Administrative Charges	944,592	220,579	87,465	611

Net Investment Income (Loss)	(614,429)	665,939	10,036	(106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,491,075	-	-	2,374
Realized Gain (Loss) on Investments	2,861,420	132,477	93,614	164

Net Realized Capital Gains (Losses) on Investments	8,352,495	132,477	93,614	2,538
Net Change in Unrealized Appreciation (Depreciation)	(3,172,585)	151,902	453,021	3,857

Net Gain (Loss) on Investment	5,179,910	284,379	546,635	6,395

Net Increase (Decrease) in Net Assets Resulting from Operations	4,565,481	950,318	556,671	6,289

Increase (Decrease) in Net Assets from Contract Transactions	(8,054,014)	(441,528)	611,656	(1)

Total Increase (Decrease) in Net Assets	(3,488,533)	508,790	1,168,327	6,288

Net Assets as of December 31, 2021:	$66,268,005	$17,012,985	$6,996,410	$47,056

Investment Income:
Reinvested Dividends	44,856	2,151,461	174,330	494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	734,458	186,403	79,579	573

Net Investment Income (Loss)	(689,602)	1,965,058	94,751	(79)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,298,021	-	-	4,898
Realized Gain (Loss) on Investments	(302,264)	(158,351)	35,242	89

Net Realized Capital Gains (Losses) on Investments	7,995,757	(158,351)	35,242	4,987
Net Change in Unrealized Appreciation (Depreciation)	(19,440,514)	(4,699,670)	(1,241,406)	(13,114)

Net Gain (Loss) on Investment	(11,444,757)	(4,858,021)	(1,206,164)	(8,127)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,134,359)	(2,892,963)	(1,111,413)	(8,206)

Increase (Decrease) in Net Assets from Contract Transactions	(6,178,631)	(1,165,158)	(95,662)	2

Total Increase (Decrease) in Net Assets	(18,312,990)	(4,058,121)	(1,207,075)	(8,204)

Net Assets as of December 31, 2022:	$47,955,015	$12,954,864	$5,789,335	$38,852

See Accompanying Notes.
(1) See Footnote 1	41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$141,855,396	$34,604,253	$22,199,521	$38,758,755

Investment Income:
Reinvested Dividends	1,338,857	-	209,964	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,870,537	447,605	271,151	509,868

Net Investment Income (Loss)	(531,680)	(447,605)	(61,187)	(509,868)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,768,475	2,479,344	1,634,144	2,893,463
Realized Gain (Loss) on Investments	6,939,014	322,946	178,309	254,790

Net Realized Capital Gains (Losses) on Investments	14,707,489	2,802,290	1,812,453	3,148,253
Net Change in Unrealized Appreciation (Depreciation)	6,126,761	(762,944)	(1,234,291)	213,901

Net Gain (Loss) on Investment	20,834,250	2,039,346	578,162	3,362,154

Net Increase (Decrease) in Net Assets Resulting from Operations	20,302,570	1,591,741	516,975	2,852,286

Increase (Decrease) in Net Assets from Contract Transactions	(21,354,421)	(3,351,118)	(3,585,338)	(4,142,715)

Total Increase (Decrease) in Net Assets	(1,051,851)	(1,759,377)	(3,068,363)	(1,290,429)

Net Assets as of December 31, 2021:	$140,803,545	$32,844,876	$19,131,158	$37,468,326

Investment Income:
Reinvested Dividends	1,009,883	143,314	158,589	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,487,523	354,837	198,013	411,889

Net Investment Income (Loss)	(477,640)	(211,523)	(39,424)	(411,889)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,309,692	2,406,990	871,380	4,080,366
Realized Gain (Loss) on Investments	3,439,631	(523,971)	(524,744)	(474,923)

Net Realized Capital Gains (Losses) on Investments	16,749,323	1,883,019	346,636	3,605,443
Net Change in Unrealized Appreciation (Depreciation)	(39,665,365)	(8,161,393)	(3,625,677)	(10,214,741)

Net Gain (Loss) on Investment	(22,916,042)	(6,278,374)	(3,279,041)	(6,609,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,393,682)	(6,489,897)	(3,318,465)	(7,021,187)

Increase (Decrease) in Net Assets from Contract Transactions	(18,020,571)	(3,208,662)	(2,988,724)	(2,881,878)

Total Increase (Decrease) in Net Assets	(41,414,253)	(9,698,559)	(6,307,189)	(9,903,065)

Net Assets as of December 31, 2022:	$99,389,292	$23,146,317	$12,823,969	$27,565,261

See Accompanying Notes.
(1) See Footnote 1	42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA Rothschild & Co Large Cap Value Service Class Subaccount	TA S&P 500 Index Initial Class Subaccount(1)

Net Assets as of December 31, 2020:	$17,389,890	$353,868	$2,167,787	$-

Investment Income:
Reinvested Dividends	202,247	-	19,611	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,000	4,696	31,130	-

Net Investment Income (Loss)	(42,753)	(4,696)	(11,519)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	73,111	-
Realized Gain (Loss) on Investments	293,123	(354,112)	201,842	-

Net Realized Capital Gains (Losses) on Investments	293,123	(354,112)	274,953	-
Net Change in Unrealized Appreciation (Depreciation)	146,861	168,445	378,818	-

Net Gain (Loss) on Investment	439,984	(185,667)	653,771	-

Net Increase (Decrease) in Net Assets Resulting from Operations	397,231	(190,363)	642,252	-

Increase (Decrease) in Net Assets from Contract Transactions	473,011	9,621	233,507	-

Total Increase (Decrease) in Net Assets	870,242	(180,742)	875,759	-

Net Assets as of December 31, 2021:	$18,260,132	$173,126	$3,043,546	$-

Investment Income:
Reinvested Dividends	533,500	-	9,669	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	207,539	15,149	39,221	-

Net Investment Income (Loss)	325,961	(15,149)	(29,552)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	115,465	-
Realized Gain (Loss) on Investments	45,976	(85,610)	151,644	-

Net Realized Capital Gains (Losses) on Investments	45,976	(85,610)	267,109	-
Net Change in Unrealized Appreciation (Depreciation)	(2,384,610)	186,740	(522,858)	-

Net Gain (Loss) on Investment	(2,338,634)	101,130	(255,749)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,012,673)	85,981	(285,301)	-

Increase (Decrease) in Net Assets from Contract Transactions	(3,425,277)	921,378	791,976	-

Total Increase (Decrease) in Net Assets	(5,437,950)	1,007,359	506,675	-

Net Assets as of December 31, 2022:	$12,822,182	$1,180,485	$3,550,221	$-

See Accompanying Notes.
(1) See Footnote 1	43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA S&P 500 Index Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2020:	$57,761,300	$2,806,520	$14,608,169	$141,214

Investment Income:
Reinvested Dividends	585,678	21,575	80,856	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	990,365	44,987	223,133	1,916

Net Investment Income (Loss)	(404,687)	(23,412)	(142,277)	(1,916)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,276,855	-	-	14,773
Realized Gain (Loss) on Investments	5,778,762	18,544	641,795	3,117

Net Realized Capital Gains (Losses) on Investments	7,055,617	18,544	641,795	17,890
Net Change in Unrealized Appreciation (Depreciation)	9,802,758	742,693	3,259,169	(1,934)

Net Gain (Loss) on Investment	16,858,375	761,237	3,900,964	15,956

Net Increase (Decrease) in Net Assets Resulting from Operations	16,453,688	737,825	3,758,687	14,040

Increase (Decrease) in Net Assets from Contract Transactions	2,516,563	(41,544)	(1,369,090)	(8,612)

Total Increase (Decrease) in Net Assets	18,970,251	696,281	2,389,597	5,428

Net Assets as of December 31, 2021:	$76,731,551	$3,502,801	$16,997,766	$146,642

Investment Income:
Reinvested Dividends	593,846	19,402	49,261	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	853,888	43,902	196,962	1,527

Net Investment Income (Loss)	(260,042)	(24,500)	(147,701)	(1,527)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	808,724	498,854	2,324,042	38,415
Realized Gain (Loss) on Investments	4,972,681	20,513	338,677	(878)

Net Realized Capital Gains (Losses) on Investments	5,781,405	519,367	2,662,719	37,537
Net Change in Unrealized Appreciation (Depreciation)	(19,636,228)	(825,959)	(4,135,411)	(70,136)

Net Gain (Loss) on Investment	(13,854,823)	(306,592)	(1,472,692)	(32,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,114,865)	(331,092)	(1,620,393)	(34,126)

Increase (Decrease) in Net Assets from Contract Transactions	(685,352)	(55,754)	(1,996,135)	(2,745)

Total Increase (Decrease) in Net Assets	(14,800,217)	(386,846)	(3,616,528)	(36,871)

Net Assets as of December 31, 2022:	$61,931,334	$3,115,955	$13,381,238	$109,771

See Accompanying Notes.
(1) See Footnote 1	44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$50,703,557	$608,829	$5,855,247	$5,964,663

Investment Income:
Reinvested Dividends	-	12,038	134,782	4,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	700,127	8,794	104,209	82,311

Net Investment Income (Loss)	(700,127)	3,244	30,573	(77,901)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,386,857	-	-	815,105
Realized Gain (Loss) on Investments	3,505,028	11,907	107,508	511,775

Net Realized Capital Gains (Losses) on Investments	8,891,885	11,907	107,508	1,326,880
Net Change in Unrealized Appreciation (Depreciation)	(3,446,552)	56,635	591,849	(239,470)

Net Gain (Loss) on Investment	5,445,333	68,542	699,357	1,087,410

Net Increase (Decrease) in Net Assets Resulting from Operations	4,745,206	71,786	729,930	1,009,509

Increase (Decrease) in Net Assets from Contract Transactions	(4,237,521)	(46,554)	1,851,656	(927,327)

Total Increase (Decrease) in Net Assets	507,685	25,232	2,581,586	82,182

Net Assets as of December 31, 2021:	$51,211,242	$634,061	$8,436,833	$6,046,845

Investment Income:
Reinvested Dividends	-	17,468	186,934	-

Investment Expense:
Mortality and Expense Risk and Administrative Charges	526,783	7,331	92,875	62,755

Net Investment Income (Loss)	(526,783)	10,137	94,059	(62,755)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,511,758	20,628	241,833	759,098
Realized Gain (Loss) on Investments	(1,721,805)	4,591	37,145	107,520

Net Realized Capital Gains (Losses) on Investments	12,789,953	25,219	278,978	866,618
Net Change in Unrealized Appreciation (Depreciation)	(24,306,330)	(134,915)	(1,834,259)	(2,721,892)

Net Gain (Loss) on Investment	(11,516,377)	(109,696)	(1,555,281)	(1,855,274)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,043,160)	(99,559)	(1,461,222)	(1,918,029)

Increase (Decrease) in Net Assets from Contract Transactions	(3,647,156)	(33,370)	(1,186,276)	(360,193)

Total Increase (Decrease) in Net Assets	(15,690,316)	(132,929)	(2,647,498)	(2,278,222)

Net Assets as of December 31, 2022:	$35,520,926	$501,132	$5,789,335	$3,768,623

See Accompanying Notes.
(1) See Footnote 1	45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount

Net Assets as of December 31, 2020:	$48,663,782	$-	$-	$-

Investment Income:
Reinvested Dividends	-	16,120	-	4,091
Investment Expense:
Mortality and Expense Risk and Administrative Charges	663,047	17,491	-	6,306

Net Investment Income (Loss)	(663,047)	(1,371)	-	(2,215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,073,321	44,736	-	9,128
Realized Gain (Loss) on Investments	6,436,100	1,270	-	(66)

Net Realized Capital Gains (Losses) on Investments	13,509,421	46,006	-	9,062
Net Change in Unrealized Appreciation (Depreciation)	(4,611,603)	116,958	-	8,977

Net Gain (Loss) on Investment	8,897,818	162,964	-	18,039

Net Increase (Decrease) in Net Assets Resulting from Operations	8,234,771	161,593	-	15,824

Increase (Decrease) in Net Assets from Contract Transactions	(7,793,757)	1,822,556	-	511,726

Total Increase (Decrease) in Net Assets	441,014	1,984,149	-	527,550

Net Assets as of December 31, 2021:	$49,104,796	$1,984,149	$-	$527,550

Investment Income:
Reinvested Dividends	-	35,840	-	11,869
Investment Expense:
Mortality and Expense Risk and Administrative Charges	469,444	27,838	-	7,427

Net Investment Income (Loss)	(469,444)	8,002	-	4,442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,076,397	179,530	-	20,846
Realized Gain (Loss) on Investments	290,665	(100,997)	-	(31,641)

Net Realized Capital Gains (Losses) on Investments	6,367,062	78,533	-	(10,795)
Net Change in Unrealized Appreciation (Depreciation)	(21,109,762)	(390,062)	-	(77,119)

Net Gain (Loss) on Investment	(14,742,700)	(311,529)	-	(87,914)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,212,144)	(303,527)	-	(83,472)

Increase (Decrease) in Net Assets from Contract Transactions	(5,322,107)	(56,873)	-	(59,477)

Total Increase (Decrease) in Net Assets	(20,534,251)	(360,400)	-	(142,949)

Net Assets as of December 31, 2022:	$28,570,545	$1,623,749	$-	$384,601

See Accompanying Notes.
(1) See Footnote 1	46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$786,697

Investment Income:
Reinvested Dividends	-	-	927	11,330
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	3,851	15,850

Net Investment Income (Loss)	-	-	(2,924)	(4,520)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,313	67,618
Realized Gain (Loss) on Investments	-	-	(676)	4,427

Net Realized Capital Gains (Losses) on Investments	-	-	22,637	72,045
Net Change in Unrealized Appreciation (Depreciation)	-	-	(49,570)	161,893

Net Gain (Loss) on Investment	-	-	(26,933)	233,938

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(29,857)	229,418

Increase (Decrease) in Net Assets from Contract Transactions	-	-	348,633	523,107

Total Increase (Decrease) in Net Assets	-	-	318,776	752,525

Net Assets as of December 31, 2021:	$-	$-	$318,776	$1,539,222

Investment Income:
Reinvested Dividends	-	-	3,177	18,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	3,047	23,519

Net Investment Income (Loss)	-	-	130	(5,309)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	47,091	172,750
Realized Gain (Loss) on Investments	-	-	(4,222)	(5,984)

Net Realized Capital Gains (Losses) on Investments	-	-	42,869	166,766
Net Change in Unrealized Appreciation (Depreciation)	-	-	(141,566)	(508,755)

Net Gain (Loss) on Investment	-	-	(98,697)	(341,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(98,567)	(347,298)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	81,142	575,101

Total Increase (Decrease) in Net Assets	-	-	(17,425)	227,803

Net Assets as of December 31, 2022:	$-	$-	$301,351	$1,767,025

See Accompanying Notes.
(1) See Footnote 1	48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount

Net Assets as of December 31, 2020:	$-	$-	$265,537	$840,383

Investment Income:
Reinvested Dividends	4,372	-	468	2,898
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,507	-	339	1,637

Net Investment Income (Loss)	(3,135)	-	129	1,261

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,594	-	619	712
Realized Gain (Loss) on Investments	9	-	(19,544)	19,194

Net Realized Capital Gains (Losses) on Investments	10,603	-	(18,925)	19,906
Net Change in Unrealized Appreciation (Depreciation)	19,677	-	24,601	(23,402)

Net Gain (Loss) on Investment	30,280	-	5,676	(3,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,145	-	5,805	(2,235)

Increase (Decrease) in Net Assets from Contract Transactions	838,763	-	(243,920)	(705,813)

Total Increase (Decrease) in Net Assets	865,908	-	(238,115)	(708,048)

Net Assets as of December 31, 2021:	$865,908	$-	$27,422	$132,335

Investment Income:
Reinvested Dividends	25,241	-	431	2,027
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,433	-	180	1,304

Net Investment Income (Loss)	3,808	-	251	723

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,031	-	973	967
Realized Gain (Loss) on Investments	(41,245)	-	24	(933)

Net Realized Capital Gains (Losses) on Investments	5,786	-	997	34
Net Change in Unrealized Appreciation (Depreciation)	(232,640)	-	(8,570)	(10,000)

Net Gain (Loss) on Investment	(226,854)	-	(7,573)	(9,966)

Net Increase (Decrease) in Net Assets Resulting from Operations	(223,046)	-	(7,322)	(9,243)

Increase (Decrease) in Net Assets from Contract Transactions	610,565	-	(387)	82,330

Total Increase (Decrease) in Net Assets	387,519	-	(7,709)	73,087

Net Assets as of December 31, 2022:	$1,253,427	$-	$19,713	$205,422

See Accompanying Notes.
(1) See Footnote 1	49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount

Net Assets as of December 31, 2020:	$826,801	$-	$-	$-

Investment Income:
Reinvested Dividends	69	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	536	-	-	-

Net Investment Income (Loss)	(467)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28	-	-	-
Realized Gain (Loss) on Investments	32,713	-	-	-

Net Realized Capital Gains (Losses) on Investments	32,741	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(38,637)	-	-	-

Net Gain (Loss) on Investment	(5,896)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,363)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(817,142)	-	-	-

Total Increase (Decrease) in Net Assets	(823,505)	-	-	-

Net Assets as of December 31, 2021:	$3,296	$-	$-	$-

Investment Income:
Reinvested Dividends	61	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	263	-	-	-

Net Investment Income (Loss)	(202)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22	-	-	-
Realized Gain (Loss) on Investments	(151)	-	-	-

Net Realized Capital Gains (Losses) on Investments	(129)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(3,174)	-	-	-

Net Gain (Loss) on Investment	(3,303)	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,505)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	92,903	-	-	-

Total Increase (Decrease) in Net Assets	89,398	-	-	-

Net Assets as of December 31, 2022:	$92,694	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2022:	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

Wanger International Subaccount

Net Assets as of December 31, 2020:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2021:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2022:	$-

See Accompanying Notes.
(1) See Footnote 1	52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica PrincipiumSM IV Variable Annuity, and Transamerica I-Share II Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class
Wanger Acorn	Wanger USA

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$2,480,924	$1,118,312

AB Growth and Income Class B Shares	12,426,732	8,292,666
AB Large Cap Growth Class B Shares	36,230	28,102
American Funds - Asset Allocation Class 2 Shares	9,108,103	13,128,643
American Funds - Asset Allocation Class 4 Shares	3,228,113	129,311
American Funds - Growth Class 2 Shares	14,360,105	10,707,992
American Funds - Growth Class 4 Shares	4,042,913	398,911
American Funds - Growth-Income Class 2 Shares	5,215,162	6,998,422
American Funds - Growth-Income Class 4 Shares	1,350,868	252,778
American Funds - International Class 2 Shares	6,066,222	3,881,928
American Funds - International Class 4 Shares	592,598	98,483
American Funds - New World Class 4 Shares	357,533	34,412
American Funds - The Bond Fund of America Class 2 Shares	1,295,581	2,801,720
American Funds - The Bond Fund of America Class 4 Shares	1,240,236	323,820
DFA VA Equity Allocation	-	-
DFA VA Global Bond	131,509	84,032
DFA VA Global Moderate Allocation	-	-
DFA VA International Small	-	-
DFA VA International Value	-	-
DFA VA Short-Term Fixed	-	-
DFA VA U.S. Large Value	-	-
DFA VA U.S. Targeted Value	-	-
Fidelity® VIP Balanced Service Class 2	5,471,732	5,309,098
Fidelity® VIP Consumer Staples Initial Class	399,248	276,894
Fidelity® VIP Contrafund® Initial Class	-	-
Fidelity® VIP Contrafund® Service Class 2	6,456,372	12,207,001
Fidelity® VIP Energy Service Class 2	1,645,478	804,725
Fidelity® VIP Equity-Income Service Class 2	23,023	23,539
Fidelity® VIP Growth Service Class 2	66,201	39,853
Fidelity® VIP Growth Opportunities Service Class 2	747	285
Fidelity® VIP Health Care Service Class 2	494,414	207,431
Fidelity® VIP Mid Cap Initial Class	-	-
Fidelity® VIP Mid Cap Service Class 2	3,757,729	6,921,039
Fidelity® VIP Technology Initial Class	957,783	65,139
Fidelity® VIP Utilities Initial Class	655,116	404,561
Fidelity® VIP Value Strategies Initial Class	768	6,979
Fidelity® VIP Value Strategies Service Class 2	5,331,766	4,683,061

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Franklin Allocation Class 4 Shares	$151,310	$255,391

Franklin Income Class 2 Shares	100,012	160,993

Franklin Mutual Shares Class 2 Shares	37,976	14,551

Franklin Templeton Foreign Class 2 Shares	18,767	66,612

Invesco V.I. American Franchise Series II Shares	37,519	10,852

Janus Henderson - Enterprise Service Shares	36,534	10,124

Janus Henderson - Global Research Service Shares	28,129	14,143

Janus Henderson - Mid Cap Value Service Shares	223	149

JPMorgan Insurance Trust Core Bond Class 1 Shares	6,086	25,634

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	32,343	2,688

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	18,490	3,742

MFS® New Discovery Service Class	372,589	115,954

MFS® Total Return Service Class	78,068	122,497

State Street Total Return V.I.S. Class 3 Shares	655,221	602,384

TA 60/40 Allocation Service Class	1,355,539	176,344

TA Aegon Bond Initial Class	6,043	17,670

TA Aegon Bond Service Class	3,113,766	11,021,326

TA Aegon Core Bond Service Class	3,499,319	5,562,106

TA Aegon High Yield Bond Initial Class	3,789	6,146

TA Aegon High Yield Bond Service Class	759,131	1,523,729

TA Aegon Sustainable Equity Income Initial Class	155,295	158,063

TA Aegon Sustainable Equity Income Service Class	3,180,819	3,750,700

TA Aegon U.S. Government Securities Initial Class	2,649	15,619

TA Aegon U.S. Government Securities Service Class	33,813,248	13,545,371

TA American Funds Managed Risk - Balanced Service Class	7,970,004	7,449,056

TA BlackRock Global Real Estate Securities Initial Class	4,971	3,090

TA BlackRock Global Real Estate Securities Service Class	683,115	975,450

TA BlackRock Government Money Market Initial Class	236,922	291,503

TA BlackRock Government Money Market Service Class	25,813,211	24,502,781

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	2,777,000	2,520,323

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	9,608,793	10,050,915

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,226,457	4,035,074

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	5,829,338	8,467,882

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	4,391,022	6,278,278

TA BlackRock iShares Edge 100 Service Class	1,601,660	25,500,948

TA BlackRock iShares Edge 40 Initial Class	3,541	1,368

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 40 Service Class	$3,644,254	$3,456,970

TA BlackRock iShares Edge 50 Service Class	2,912,631	4,394,786

TA BlackRock iShares Edge 75 Service Class	2,997,290	16,158,662

TA BlackRock Tactical Allocation Service Class	9,411,449	12,359,579

TA Goldman Sachs 70/30 Service Class	251,507	19,099

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	14,428,687	52,961,278

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,084,327	9,248,435

TA Goldman Sachs Managed Risk - Growth ETF Service Class	18,252,268	70,465,961

TA International Focus Initial Class	20,352	9,451

TA International Focus Service Class	1,285,312	1,096,961

TA Janus Balanced Service Class	18,311,280	16,657,077

TA Janus Mid-Cap Growth Initial Class	3,742	445

TA Janus Mid-Cap Growth Service Class	5,665,035	4,949,144

TA JPMorgan Asset Allocation - Conservative Initial Class	3,480	324

TA JPMorgan Asset Allocation - Conservative Service Class	15,405,864	11,818,804

TA JPMorgan Asset Allocation - Growth Initial Class	12,876	682

TA JPMorgan Asset Allocation - Growth Service Class	3,863,953	2,644,989

TA JPMorgan Asset Allocation - Moderate Initial Class	60,126	5,493

TA JPMorgan Asset Allocation - Moderate Service Class	48,480,104	37,316,632

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	10,275	813

TA JPMorgan Asset Allocation - Moderate Growth Service Class	32,291,689	24,981,857

TA JPMorgan Enhanced Index Initial Class	216,597	273,537

TA JPMorgan Enhanced Index Service Class	1,979,665	1,418,899

TA JPMorgan International Moderate Growth Service Class	5,026,279	5,098,958

TA JPMorgan Mid Cap Value Service Class	6,516,115	4,493,486

TA JPMorgan Tactical Allocation Service Class	11,145,095	9,623,264

TA Madison Diversified Income Service Class	1,554,935	707,967

TA Market Participation Strategy Service Class	6,350,890	5,462,907

TA Morgan Stanley Capital Growth Initial Class	1,074,437	160,168

TA Morgan Stanley Capital Growth Service Class	48,358,587	12,259,529

TA Morgan Stanley Global Allocation Service Class	9,358,877	7,929,075

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	2,346,446	1,546,541

TA MSCI EAFE Index Service Class	799,747	800,655

TA Multi-Managed Balanced Initial Class	5,391	573

TA Multi-Managed Balanced Service Class	18,089,327	23,277,850

TA PIMCO Tactical - Balanced Service Class	3,200,960	4,214,136

TA PIMCO Tactical - Conservative Service Class	1,177,541	3,334,289

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA PIMCO Tactical - Growth Service Class	$4,495,340	$3,708,755

TA PineBridge Inflation Opportunities Service Class	3,112,458	6,211,783

TA ProFunds UltraBear Service Class (OAM)	1,189,146	325,009

TA Rothschild & Co Large Cap Value Service Class	1,732,677	854,792

TA S&P 500 Index Initial Class	10	10

TA S&P 500 Index Service Class	19,795,552	19,932,222

TA Small/Mid Cap Value Initial Class	526,014	107,414

TA Small/Mid Cap Value Service Class	3,500,371	3,320,158

TA T. Rowe Price Small Cap Initial Class	43,829	9,688

TA T. Rowe Price Small Cap Service Class	16,945,027	6,607,215

TA TS&W International Equity Initial Class	38,110	40,714

TA TS&W International Equity Service Class	1,628,538	2,478,921

TA WMC US Growth Initial Class	759,098	422,945

TA WMC US Growth Service Class	7,551,554	7,266,711

Vanguard® Balanced	767,274	636,614

Vanguard® Capital Growth	-	-

Vanguard® Conservative Allocation	137,772	171,960

Vanguard® Diversified Value	-	-

Vanguard® Equity Income	-	-

Vanguard® Equity Index	-	-

Vanguard® Global Bond Index	-	-

Vanguard® Growth	-	-

Vanguard® High Yield Bond	-	-

Vanguard® International	134,212	5,848

Vanguard® Mid-Cap Index	808,844	66,303

Vanguard® Moderate Allocation	905,702	244,298

Vanguard® Money Market	-	-

Vanguard® Real Estate Index	1,404	566

Vanguard® Short-Term Investment Grade	96,264	12,244

Vanguard® Total Bond Market Index	93,353	630

Vanguard® Total International Stock Market Index	-	-

Vanguard® Total Stock Market Index	-	-

Voya Global Perspectives Class S Shares	-	-

Voya Large Cap Value Class S Shares	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger Acorn	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Wanger International	$-	$-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	169,060	(199,756)	(30,696)	50,892	(307,713)	(256,821)

AB Growth and Income Class B Shares	347,761	(979,640)	(631,879)	2,315,479	(2,010,831)	304,648

AB Large Cap Growth Class B Shares	-	(5,090)	(5,090)	-	(9,617)	(9,617)

American Funds - Asset Allocation Class 2 Shares	350,878	(1,262,654)	(911,776)	143,667	(1,462,933)	(1,319,266)

American Funds - Asset Allocation Class 4 Shares	262,262	(9,142)	253,120	80,506	(31,455)	49,051

American Funds - Growth Class 2 Shares	107,149	(484,178)	(377,029)	157,776	(1,068,936)	(911,160)

American Funds - Growth Class 4 Shares	224,932	(25,070)	199,862	393,345	(21,072)	372,273

American Funds - Growth-Income Class 2 Shares	61,143	(473,766)	(412,623)	160,620	(718,046)	(557,426)

American Funds - Growth-Income Class 4 Shares	85,647	(17,824)	67,823	108,816	(11,426)	97,390

American Funds - International Class 2 Shares	379,771	(1,198,311)	(818,540)	2,250,272	(3,674,972)	(1,424,700)

American Funds - International Class 4 Shares	35,836	(7,901)	27,935	93,433	(9,918)	83,515

American Funds - New World Class 4 Shares	22,833	(2,339)	20,494	27,792	(1,271)	26,521

American Funds - The Bond Fund of America Class 2 Shares	73,866	(621,210)	(547,344)	463,822	(857,346)	(393,524)

American Funds - The Bond Fund of America Class 4 Shares	127,307	(33,468)	93,839	139,999	(30,836)	109,163

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	13,861	(8,772)	5,089	36,001	(20,641)	15,360

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	264,547	(575,053)	(310,506)	292,453	(1,288,207)	(995,754)

Fidelity® VIP Consumer Staples Initial Class	28,880	(20,696)	8,184	10,707	(673)	10,034

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	133,804	(890,586)	(756,782)	1,162,794	(1,800,161)	(637,367)

Fidelity® VIP Energy Service Class 2	66,809	(33,786)	33,023	5,975	(759)	5,216

Fidelity® VIP Equity-Income Service Class 2	-	(6,769)	(6,769)	-	(17,670)	(17,670)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Growth Service Class 2	-	(6,920)	(6,920)	-	(89,245)	(89,245)

Fidelity® VIP Growth Opportunities Service Class 2	-	(44)	(44)	-	(45)	(45)

Fidelity® VIP Health Care Service Class 2	42,134	(18,951)	23,183	39,573	(691)	38,882

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	89,624	(423,869)	(334,245)	240,401	(538,738)	(298,337)

Fidelity® VIP Technology Initial Class	63,239	(3,295)	59,944	50,001	(1,703)	48,298

Fidelity® VIP Utilities Initial Class	47,836	(29,285)	18,551	10,361	(270)	10,091

Fidelity® VIP Value Strategies Initial Class	-	(300)	(300)	-	(308)	(308)

Fidelity® VIP Value Strategies Service Class 2	248,510	(265,240)	(16,730)	155,337	(271,462)	(116,125)

Franklin Allocation Class 4 Shares	-	(104,029)	(104,029)	9,278	(246,952)	(237,674)

Franklin Income Class 2 Shares	49	(81,079)	(81,030)	19,034	(291,344)	(272,310)

Franklin Mutual Shares Class 2 Shares	-	(6,503)	(6,503)	-	(61,918)	(61,918)

Franklin Templeton Foreign Class 2 Shares	-	(60,049)	(60,049)	19,569	(207,812)	(188,243)

Invesco V.I. American Franchise Series II Shares	-	(2,984)	(2,984)	-	(3,545)	(3,545)

Janus Henderson - Enterprise Service Shares	-	(1,358)	(1,358)	-	(36,746)	(36,746)

Janus Henderson - Global Research Service Shares	-	(5,085)	(5,085)	-	(37,671)	(37,671)

Janus Henderson - Mid Cap Value Service Shares	-	(35)	(35)	-	(35)	(35)

JPMorgan Insurance Trust Core Bond Class 1 Shares	-	(18,359)	(18,359)	-	(42,727)	(42,727)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	(4,752)	(4,752)

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-	-	-	(274)	(274)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(393)	(393)	-	(2,087)	(2,087)

MFS® New Discovery Service Class	30	(22,643)	(22,613)	-	(125,568)	(125,568)

MFS® Total Return Service Class	89	(51,072)	(50,983)	-	(67,174)	(67,174)

State Street Total Return V.I.S. Class 3 Shares	47,216	(111,283)	(64,067)	78,798	(152,217)	(73,419)

TA 60/40 Allocation Service Class	95,474	(11,990)	83,484	26,629	(5,086)	21,543

TA Aegon Bond Initial Class	54	(9,401)	(9,347)	16	(9,433)	(9,417)

TA Aegon Bond Service Class	365,456	(3,278,725)	(2,913,269)	3,206,590	(5,097,783)	(1,891,193)

TA Aegon Core Bond Service Class	321,452	(1,531,046)	(1,209,594)	3,004,350	(3,591,055)	(586,705)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon High Yield Bond Initial Class	-	(639)	(639)	201	(548)	(347)

TA Aegon High Yield Bond Service Class	40,629	(242,186)	(201,557)	181,062	(371,827)	(190,765)

TA Aegon Sustainable Equity Income Initial Class	3,293	(43,856)	(40,563)	26	(54,158)	(54,132)

TA Aegon Sustainable Equity Income Service Class	221,082	(675,954)	(454,872)	1,514,411	(2,438,799)	(924,388)

TA Aegon U.S. Government Securities Initial Class	9	(5,896)	(5,887)	4,634	(1,794)	2,840

TA Aegon U.S. Government Securities Service Class	6,047,591	(2,238,796)	3,808,795	1,363,502	(3,035,675)	(1,672,173)

TA American Funds Managed Risk - Balanced Service Class	526,484	(519,355)	7,129	260,190	(960,621)	(700,431)

TA BlackRock Global Real Estate Securities Initial Class	-	(408)	(408)	42,253	(445)	41,808

TA BlackRock Global Real Estate Securities Service Class	76,314	(145,747)	(69,433)	76,561	(270,944)	(194,383)

TA BlackRock Government Money Market Initial Class	180,933	(223,249)	(42,316)	4,255	(12,343)	(8,088)

TA BlackRock Government Money Market Service Class	6,591,115	(5,889,469)	701,646	7,697,508	(15,137,874)	(7,440,366)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	210,680	(594,436)	(383,756)	31,330	(759,284)	(727,954)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	411,842	(2,544,944)	(2,133,102)	567,495	(2,996,675)	(2,429,180)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	187,752	(1,039,768)	(852,016)	285,538	(1,471,465)	(1,185,927)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	105,522	(1,620,231)	(1,514,709)	184,731	(1,620,552)	(1,435,821)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	85,133	(936,685)	(851,552)	137,918	(1,364,115)	(1,226,197)

TA BlackRock iShares Edge 100 Service Class	11,760	(1,522,629)	(1,510,869)	46,257	(23,183)	23,074

TA BlackRock iShares Edge 40 Initial Class	32	(313)	(281)	280	(212)	68

TA BlackRock iShares Edge 40 Service Class	189,995	(864,464)	(674,469)	362,383	(899,525)	(537,142)

TA BlackRock iShares Edge 50 Service Class	121,047	(302,361)	(181,314)	539,687	(387,915)	151,772

TA BlackRock iShares Edge 75 Service Class	90,715	(1,088,854)	(998,139)	414,757	(166,082)	248,675

TA BlackRock Tactical Allocation Service Class	106,809	(2,518,560)	(2,411,751)	524,440	(3,256,865)	(2,732,425)

TA Goldman Sachs 70/30 Service Class	16,760	(1,055)	15,705	38,914	(437)	38,477

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	629,987	(9,520,274)	(8,890,287)	703,862	(10,983,284)	(10,279,422)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	167,859	(2,197,326)	(2,029,467)	719,122	(2,728,176)	(2,009,054)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	417,945	(10,440,563)	(10,022,618)	1,061,397	(11,923,572)	(10,862,175)

TA International Focus Initial Class	684	(4,354)	(3,670)	1,123	(4,133)	(3,010)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA International Focus Service Class	59,341	(147,276)	(87,935)	137,372	(338,376)	(201,004)

TA Janus Balanced Service Class	615,274	(1,876,162)	(1,260,888)	881,310	(1,969,448)	(1,088,138)

TA Janus Mid-Cap Growth Initial Class	-	(82)	(82)	-	(82)	(82)

TA Janus Mid-Cap Growth Service Class	118,629	(466,477)	(347,848)	804,624	(1,502,435)	(697,811)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	925,395	(2,945,776)	(2,020,381)	527,680	(2,075,555)	(1,547,875)

TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Service Class	48,253	(169,819)	(121,566)	97,904	(330,107)	(232,203)

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Moderate Service Class	990,605	(7,876,275)	(6,885,670)	1,794,560	(8,542,685)	(6,748,125)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(28)	(28)	-	(25)	(25)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	338,895	(4,962,815)	(4,623,920)	1,364,911	(5,353,043)	(3,988,132)

TA JPMorgan Enhanced Index Initial Class	4,821	(13,283)	(8,462)	1,065	(4,502)	(3,437)

TA JPMorgan Enhanced Index Service Class	46,731	(63,894)	(17,163)	42,605	(172,468)	(129,863)

TA JPMorgan International Moderate Growth Service Class	333,470	(1,661,879)	(1,328,409)	488,272	(1,904,326)	(1,416,054)

TA JPMorgan Mid Cap Value Service Class	167,875	(295,575)	(127,700)	275,666	(523,891)	(248,225)

TA JPMorgan Tactical Allocation Service Class	206,454	(1,520,957)	(1,314,503)	1,626,948	(1,626,149)	799

TA Madison Diversified Income Service Class	47,869	(50,384)	(2,515)	42,550	(54,076)	(11,526)

TA Market Participation Strategy Service Class	77,428	(701,168)	(623,740)	138,590	(1,527,877)	(1,389,287)

TA Morgan Stanley Capital Growth Initial Class	952	(31,353)	(30,401)	-	(16,188)	(16,188)

TA Morgan Stanley Capital Growth Service Class	617,165	(667,741)	(50,576)	302,008	(708,616)	(406,608)

TA Morgan Stanley Global Allocation Service Class	143,851	(1,616,913)	(1,473,062)	537,147	(2,541,422)	(2,004,275)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	21,318	(134,299)	(112,981)	56,708	(94,145)	(37,437)

TA MSCI EAFE Index Service Class	54,515	(64,967)	(10,452)	80,796	(33,578)	47,218

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Service Class	397,680	(1,819,723)	(1,422,043)	423,771	(2,127,925)	(1,704,154)

TA PIMCO Tactical - Balanced Service Class	166,645	(1,015,569)	(848,924)	451,802	(1,203,214)	(751,412)

TA PIMCO Tactical - Conservative Service Class	80,707	(774,795)	(694,088)	132,994	(1,184,940)	(1,051,946)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Growth Service Class	80,252	(570,730)	(490,478)	64,193	(888,344)	(824,151)

TA PineBridge Inflation Opportunities Service Class	349,310	(1,456,733)	(1,107,423)	510,404	(1,088,468)	(578,064)

TA ProFunds UltraBear Service Class (OAM)	147,387,481	(28,588,392)	118,799,089	39,728,789	(44,235,094)	(4,506,305)

TA Rothschild & Co Large Cap Value Service Class	130,948	(67,682)	63,266	87,402	(68,548)	18,854

TA S&P 500 Index Initial Class	1	(1)	-	-	-	-

TA S&P 500 Index Service Class	1,073,014	(1,066,259)	6,755	1,098,515	(916,893)	181,622

TA Small/Mid Cap Value Initial Class	338	(3,350)	(3,012)	316	(2,564)	(2,248)

TA Small/Mid Cap Value Service Class	84,252	(276,598)	(192,346)	260,510	(604,534)	(344,024)

TA T. Rowe Price Small Cap Initial Class	289	(1,279)	(990)	49	(1,127)	(1,078)

TA T. Rowe Price Small Cap Service Class	152,542	(539,598)	(387,056)	888,184	(1,805,804)	(917,620)

TA TS&W International Equity Initial Class	6	(13,685)	(13,679)	2	(4,398)	(4,396)

TA TS&W International Equity Service Class	92,778	(228,291)	(135,513)	184,026	(99,223)	84,803

TA WMC US Growth Initial Class	-	(121,498)	(121,498)	4,075	(275,958)	(271,883)

TA WMC US Growth Service Class	95,227	(593,157)	(497,930)	1,088,498	(2,244,370)	(1,155,872)

Vanguard® Balanced	50,216	(54,940)	(4,724)	164,008	(8,927)	155,081

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	10,750	(16,636)	(5,886)	45,991	(119)	45,872

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	4,558	(140)	4,418	12,428	(93)	12,335

Vanguard® Mid-Cap Index	25,730	(1,810)	23,920	21,304	(730)	20,574

Vanguard® Moderate Allocation	74,954	(21,270)	53,684	71,550	(285)	71,265

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	-	(23)	(23)	-	(16,949)	(16,949)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Short-Term Investment Grade	8,700	(1,022)	7,678	-	(62,632)	(62,632)

Vanguard® Total Bond Market Index	8,934	(36)	8,898	-	(69,926)	(69,926)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$1,712,386	$(1,036,924)	$675,462	$393,492	$(1,175,545)	$(782,053)

AB Growth and Income Class B Shares	7,106,464	(7,908,532)	(802,068)	13,908,153	(9,445,666)	4,462,487

AB Large Cap Growth Class B Shares	-	(24,202)	(24,202)	-	(50,017)	(50,017)

American Funds - Asset Allocation Class 2 Shares	2,811,392	(12,318,114)	(9,506,722)	1,294,121	(13,765,241)	(12,471,120)

American Funds - Asset Allocation Class 4 Shares	3,105,497	(107,549)	2,997,948	1,028,430	(395,191)	633,239

American Funds - Growth Class 2 Shares	2,739,993	(9,628,581)	(6,888,588)	4,029,043	(21,225,935)	(17,196,892)

American Funds - Growth Class 4 Shares	3,108,823	(332,109)	2,776,714	6,600,781	(348,313)	6,252,468

American Funds - Growth-Income Class 2 Shares	597,492	(6,356,131)	(5,758,639)	2,663,692	(13,985,750)	(11,322,058)

American Funds - Growth-Income Class 4 Shares	1,142,055	(229,637)	912,418	1,548,533	(164,519)	1,384,014

American Funds - International Class 2 Shares	1,724,794	(3,516,100)	(1,791,306)	7,222,720	(8,553,718)	(1,330,998)

American Funds - International Class 4 Shares	410,374	(85,066)	325,308	1,324,107	(139,566)	1,184,541

American Funds - New World Class 4 Shares	302,750	(27,629)	275,121	420,233	(19,270)	400,963

American Funds - The Bond Fund of America Class 2 Shares	618,952	(2,535,343)	(1,916,391)	3,347,232	(4,586,776)	(1,239,544)

American Funds - The Bond Fund of America Class 4 Shares	1,175,030	(304,792)	870,238	1,430,423	(315,529)	1,114,894

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	128,466	(81,068)	47,398	360,124	(205,272)	154,852

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	2,600,073	(4,810,430)	(2,210,357)	5,140,899	(9,665,296)	(4,524,397)

Fidelity® VIP Consumer Staples Initial Class	387,513	(272,762)	114,751	138,838	(8,561)	130,277

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	3,044,453	(11,368,599)	(8,324,146)	12,002,116	(16,843,935)	(4,841,819)

Fidelity® VIP Energy Service Class 2	1,633,030	(795,930)	837,100	97,357	(13,129)	84,228

Fidelity® VIP Equity-Income Service Class 2	-	(17,004)	(17,004)	-	(50,101)	(50,101)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Growth Service Class 2	$-	$(28,090)	$(28,090)	$-	$(548,040)	$(548,040)

Fidelity® VIP Growth Opportunities Service Class 2	-	(242)	(242)	-	(202)	(202)

Fidelity® VIP Health Care Service Class 2	466,400	(200,773)	265,627	501,468	(8,906)	492,562

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	1,773,545	(6,569,092)	(4,795,547)	4,189,540	(7,629,660)	(3,440,120)

Fidelity® VIP Technology Initial Class	887,522	(49,269)	838,253	903,944	(32,174)	871,770

Fidelity® VIP Utilities Initial Class	651,053	(399,668)	251,385	123,663	(3,297)	120,366

Fidelity® VIP Value Strategies Initial Class	-	(6,876)	(6,876)	-	(6,830)	(6,830)

Fidelity® VIP Value Strategies Service Class 2	4,620,200	(4,512,359)	107,841	2,268,239	(2,912,274)	(644,035)

Franklin Allocation Class 4 Shares	-	(233,494)	(233,494)	24,437	(618,788)	(594,351)

Franklin Income Class 2 Shares	80	(139,406)	(139,326)	33,155	(497,183)	(464,028)

Franklin Mutual Shares Class 2 Shares	-	(10,264)	(10,264)	-	(105,672)	(105,672)

Franklin Templeton Foreign Class 2 Shares	-	(57,588)	(57,588)	21,179	(221,735)	(200,556)

Invesco V.I. American Franchise Series II Shares	-	(8,705)	(8,705)	-	(12,580)	(12,580)

Janus Henderson - Enterprise Service Shares	-	(7,302)	(7,302)	-	(225,175)	(225,175)

Janus Henderson - Global Research Service Shares	-	(10,633)	(10,633)	-	(93,983)	(93,983)

Janus Henderson - Mid Cap Value Service Shares	-	(115)	(115)	-	(96)	(96)

JPMorgan Insurance Trust Core Bond Class 1 Shares	-	(22,412)	(22,412)	-	(60,625)	(60,625)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	(22,185)	(22,185)

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-	-	-	(1,338)	(1,338)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(2,164)	(2,164)	-	(11,485)	(11,485)

MFS® New Discovery Service Class	106	(100,691)	(100,585)	-	(722,912)	(722,912)

MFS® Total Return Service Class	210	(111,870)	(111,660)	-	(165,853)	(165,853)

State Street Total Return V.I.S. Class 3 Shares	584,688	(549,379)	35,309	406,832	(501,757)	(94,925)

TA 60/40 Allocation Service Class	1,208,864	(146,808)	1,062,056	351,949	(68,056)	283,893

TA Aegon Bond Initial Class	85	(14,568)	(14,483)	28	(17,115)	(17,087)

TA Aegon Bond Service Class	1,845,654	(10,309,986)	(8,464,332)	11,758,673	(12,780,517)	(1,021,844)

TA Aegon Core Bond Service Class	2,433,379	(5,085,634)	(2,652,255)	9,354,456	(7,806,748)	1,547,708

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon High Yield Bond Initial Class	$-	$(5,352)	$(5,352)	$546	$(5,609)	$(5,063)

TA Aegon High Yield Bond Service Class	394,362	(1,437,305)	(1,042,943)	1,988,703	(2,094,471)	(105,768)

TA Aegon Sustainable Equity Income Initial Class	8,852	(122,811)	(113,959)	81	(159,872)	(159,791)

TA Aegon Sustainable Equity Income Service Class	2,126,577	(3,506,724)	(1,380,147)	6,302,134	(8,981,807)	(2,679,673)

TA Aegon U.S. Government Securities Initial Class	17	(12,191)	(12,174)	10,005	(3,897)	6,108

TA Aegon U.S. Government Securities Service Class	33,570,157	(13,124,235)	20,445,922	11,051,828	(23,034,550)	(11,982,722)

TA American Funds Managed Risk - Balanced Service Class	6,598,726	(6,556,497)	42,229	3,519,267	(12,903,304)	(9,384,037)

TA BlackRock Global Real Estate Securities Initial Class	-	(1,094)	(1,094)	148,685	(1,613)	147,072

TA BlackRock Global Real Estate Securities Service Class	549,229	(914,455)	(365,226)	556,058	(1,135,617)	(579,559)

TA BlackRock Government Money Market Initial Class	232,211	(286,589)	(54,378)	5,501	(16,043)	(10,542)

TA BlackRock Government Money Market Service Class	25,322,168	(24,053,116)	1,269,052	35,591,787	(47,241,052)	(11,649,265)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	502,658	(2,328,064)	(1,825,406)	168,379	(3,563,655)	(3,395,276)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	1,301,746	(9,259,193)	(7,957,447)	3,335,160	(12,350,479)	(9,015,319)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	511,503	(3,638,271)	(3,126,768)	999,386	(7,516,937)	(6,517,551)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	599,245	(7,666,179)	(7,066,934)	1,195,553	(10,522,482)	(9,326,929)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	490,398	(5,794,234)	(5,303,836)	706,412	(8,462,644)	(7,756,232)

TA BlackRock iShares Edge 100 Service Class	192,039	(25,259,792)	(25,067,753)	816,202	(409,032)	407,170

TA BlackRock iShares Edge 40 Initial Class	59	(578)	(519)	593	(455)	138

TA BlackRock iShares Edge 40 Service Class	2,268,885	(3,153,285)	(884,400)	2,733,003	(2,943,650)	(210,647)

TA BlackRock iShares Edge 50 Service Class	1,513,926	(3,923,986)	(2,410,060)	7,452,765	(5,424,750)	2,028,015

TA BlackRock iShares Edge 75 Service Class	1,342,409	(15,837,491)	(14,495,082)	6,354,598	(2,575,067)	3,779,531

TA BlackRock Tactical Allocation Service Class	474,785	(11,381,420)	(10,906,635)	2,381,554	(14,738,335)	(12,356,781)

TA Goldman Sachs 70/30 Service Class	202,326	(12,637)	189,689	494,235	(5,990)	488,245

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,950,151	(48,857,805)	(46,907,654)	4,961,299	(62,639,727)	(57,678,428)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	$1,505,798	$(8,596,974)	$(7,091,176)	$4,303,425	$(8,809,414)	$(4,505,989)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,896,437	(67,347,635)	(65,451,198)	5,480,750	(52,962,482)	(47,481,732)

TA International Focus Initial Class	10,264	(8,079)	2,185	20,409	(9,016)	11,393

TA International Focus Service Class	681,966	(1,007,676)	(325,710)	1,501,186	(1,824,498)	(323,312)

TA Janus Balanced Service Class	6,213,874	(15,404,444)	(9,190,570)	8,359,630	(15,941,619)	(7,581,989)

TA Janus Mid-Cap Growth Initial Class	-	(243)	(243)	-	(216)	(216)

TA Janus Mid-Cap Growth Service Class	2,475,948	(4,693,453)	(2,217,505)	5,665,910	(7,624,976)	(1,959,066)

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	1	1

TA JPMorgan Asset Allocation - Conservative Service Class	7,940,251	(11,182,824)	(3,242,573)	2,400,460	(8,854,921)	(6,454,461)

TA JPMorgan Asset Allocation - Growth Initial Class	-	(2)	(2)	-	1	1

TA JPMorgan Asset Allocation - Growth Service Class	778,455	(2,489,930)	(1,711,475)	1,811,174	(5,488,709)	(3,677,535)

TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	1	1

TA JPMorgan Asset Allocation - Moderate Service Class	5,644,979	(33,698,929)	(28,053,950)	17,169,323	(40,198,888)	(23,029,565)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(69)	(69)	-	(70)	(70)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,390,049	(22,869,890)	(20,479,841)	12,727,429	(29,320,740)	(16,593,311)

TA JPMorgan Enhanced Index Initial Class	124,407	(263,360)	(138,953)	5,653	(28,928)	(23,275)

TA JPMorgan Enhanced Index Service Class	1,076,808	(1,324,248)	(247,440)	1,068,288	(3,171,267)	(2,102,979)

TA JPMorgan International Moderate Growth Service Class	734,712	(4,701,863)	(3,967,151)	1,579,178	(7,661,443)	(6,082,265)

TA JPMorgan Mid Cap Value Service Class	3,137,531	(4,275,570)	(1,138,039)	2,792,327	(6,271,804)	(3,479,477)

TA JPMorgan Tactical Allocation Service Class	936,878	(8,528,706)	(7,591,828)	19,808,654	(8,648,172)	11,160,482

TA Madison Diversified Income Service Class	567,056	(629,128)	(62,072)	598,110	(734,164)	(136,054)

TA Market Participation Strategy Service Class	185,869	(5,106,915)	(4,921,046)	1,004,056	(7,556,342)	(6,552,286)

TA Morgan Stanley Capital Growth Initial Class	6,442	(135,642)	(129,200)	-	(158,974)	(158,974)

TA Morgan Stanley Capital Growth Service Class	18,228,579	(11,927,596)	6,300,983	12,700,660	(18,665,135)	(5,964,475)

TA Morgan Stanley Global Allocation Service Class	1,093,404	(7,272,035)	(6,178,631)	3,177,313	(11,231,327)	(8,054,014)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Global Allocation Managed Risk -Balanced Service Class	$215,876	$(1,381,034)	$(1,165,158)	$667,052	$(1,108,580)	$(441,528)

TA MSCI EAFE Index Service Class	633,621	(729,283)	(95,662)	1,033,872	(422,216)	611,656

TA Multi-Managed Balanced Initial Class	-	2	2	-	(1)	(1)

TA Multi-Managed Balanced Service Class	3,808,295	(21,828,866)	(18,020,571)	4,506,169	(25,860,590)	(21,354,421)

TA PIMCO Tactical -Balanced Service Class	678,400	(3,887,062)	(3,208,662)	2,435,394	(5,786,512)	(3,351,118)

TA PIMCO Tactical -Conservative Service Class	159,213	(3,147,937)	(2,988,724)	839,015	(4,424,353)	(3,585,338)

TA PIMCO Tactical -Growth Service Class	450,593	(3,332,471)	(2,881,878)	480,756	(4,623,471)	(4,142,715)

TA PineBridge Inflation Opportunities Service Class	2,589,289	(6,014,566)	(3,425,277)	4,046,170	(3,573,159)	473,011

TA ProFunds UltraBear Service Class (OAM)	1,191,731	(270,353)	921,378	338,855	(329,234)	9,621

TA Rothschild & Co Large Cap Value Service Class	1,609,114	(817,138)	791,976	1,035,674	(802,167)	233,507

TA S&P 500 Index Initial Class	10	(10)	-	-	-	-

TA S&P 500 Index Service Class	18,502,965	(19,188,317)	(685,352)	19,416,266	(16,899,703)	2,516,563

TA Small/Mid Cap Value Initial Class	7,758	(63,512)	(55,754)	7,043	(48,587)	(41,544)

TA Small/Mid Cap Value Service Class	1,137,325	(3,133,460)	(1,996,135)	2,461,520	(3,830,610)	(1,369,090)

TA T. Rowe Price Small Cap Initial Class	5,440	(8,185)	(2,745)	196	(8,808)	(8,612)

TA T. Rowe Price Small Cap Service Class	2,502,799	(6,149,955)	(3,647,156)	11,141,311	(15,378,832)	(4,237,521)

TA TS&W International Equity Initial Class	15	(33,385)	(33,370)	6	(46,560)	(46,554)

TA TS&W International Equity Service Class	1,203,915	(2,390,191)	(1,186,276)	2,379,205	(527,549)	1,851,656

TA WMC US Growth Initial Class	-	(360,193)	(360,193)	14,682	(942,009)	(927,327)

TA WMC US Growth Service Class	1,519,641	(6,841,748)	(5,322,107)	9,362,510	(17,156,267)	(7,793,757)

Vanguard® Balanced	552,087	(608,960)	(56,873)	1,928,715	(106,159)	1,822,556

Vanguard® Capital Growth	-	-	-	-	-	-

Vanguard® Conservative Allocation	105,183	(164,660)	(59,477)	513,099	(1,373)	511,726

Vanguard® Diversified Value	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	-	-	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® High Yield Bond	$-	$-	$-	$-	$-	$-

Vanguard® International	83,944	(2,802)	81,142	351,146	(2,513)	348,633

Vanguard® Mid-Cap Index	618,336	(43,235)	575,101	541,882	(18,775)	523,107

Vanguard® Moderate Allocation	833,829	(223,264)	610,565	842,138	(3,375)	838,763

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	-	(387)	(387)	-	(243,920)	(243,920)

Vanguard® Short-Term Investment Grade	93,271	(10,941)	82,330	-	(705,813)	(705,813)

Vanguard® Total Bond Market Index	93,271	(368)	92,903	-	(817,142)	(817,142)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2022	1,023,232	$15.02	to	$10.90	$4,998,693	3.35%	0.40%	to	2.70%	(19.49	) %	to	(21.29	) %
12/31/2021	1,053,928	18.65	to	13.84	5,577,973	0.24	0.40	to	2.70	12.91		to	10.38
12/31/2020	1,310,749	16.52	to	12.54	5,728,383	2.16	0.40	to	2.70	8.82		to	6.38
12/31/2019	1,415,672	15.18	to	11.79	5,775,013	2.35	0.40	to	2.70	17.73		to	15.10
12/31/2018	1,591,557	12.90	to	10.24	4,944,515	1.70	0.40	to	2.70	(6.79)		to	(8.88)
AB Growth and Income Class B Shares
12/31/2022	3,155,821	24.35	to	2.56	29,665,837	1.13	0.40	to	2.50	(4.80)		to	(6.75)
12/31/2021	3,787,700	25.57	to	2.75	32,182,843	0.68	0.40	to	2.50	27.33		to	24.72
12/31/2020	3,483,052	20.09	to	2.21	21,508,118	1.29	0.40	to	2.50	2.06		to	(0.03)
12/31/2019	4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12		to	20.60
12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)		to	(8.15)
AB Large Cap Growth Class B Shares
12/31/2022	60,283	4.24	to	3.05	249,153	-	1.15	to	2.50	(29.50)		to	(30.43)
12/31/2021	65,373	6.01	to	4.39	384,520	-	1.15	to	2.50	27.19		to	25.52
12/31/2020	74,990	4.73	to	3.50	347,013	-	1.15	to	2.50	33.61		to	31.85
12/31/2019	110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84		to	31.09
12/31/2018	139,295	2.66	to	2.02	378,988	-	1.15	to	2.50	1.15		to	(0.19)
American Funds - Asset Allocation Class 2 Shares
12/31/2022	6,602,190	18.71	to	12.68	45,580,310	1.78	0.60	to	2.80	(13.92)		to	(15.76)
12/31/2021	7,513,966	21.74	to	15.05	64,268,866	1.46	0.60	to	2.80	14.41		to	11.97
12/31/2020	8,833,232	19.00	to	13.44	68,325,699	1.66	0.60	to	2.80	11.78		to	9.39
12/31/2019	10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51		to	17.93
12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)		to	(7.22)
American Funds - Asset Allocation Class 4 Shares
12/31/2022	302,171	11.72	to	11.17	3,439,760	3.25	0.40	to	2.20	(14.01)		to	(15.54)
12/31/2021	49,051	13.63	to	13.23	656,896	2.83	0.40	to	2.20	14.38		to	12.34
12/31/2020(1)	-	11.92	to	11.77	-	-	0.40	to	2.20	-		to	-
American Funds - Growth Class 2 Shares
12/31/2022	3,540,304	30.99	to	18.18	69,410,498	0.31	0.60	to	2.80	(30.36)		to	(31.84)
12/31/2021	3,917,333	44.50	to	26.67	109,536,663	0.21	0.60	to	2.80	21.26		to	18.67
12/31/2020	4,828,493	36.70	to	22.48	106,715,815	0.32	0.60	to	2.80	51.17		to	47.94
12/31/2019	5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99		to	27.21
12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)		to	(2.98)
American Funds - Growth Class 4 Shares
12/31/2022	578,574	12.77	to	12.18	7,173,474	0.11	0.33	to	2.13	(30.34)		to	(31.59)
12/31/2021	378,712	18.34	to	17.80	6,816,978	0.05	0.33	to	2.13	21.28		to	19.12
12/31/2020(1)	6,439	15.12	to	14.94	96,620	-	0.33	to	2.13	-		to	-
American Funds - Growth-Income Class 2 Shares
12/31/2022	2,494,027	25.27	to	14.95	37,848,279	1.24	0.60	to	2.80	(16.99)		to	(18.76)
12/31/2021	2,906,650	30.45	to	18.41	52,754,282	1.06	0.60	to	2.80	23.35		to	20.72
12/31/2020	3,464,076	24.68	to	15.25	53,391,654	1.40	0.60	to	2.80	12.87		to	10.45
12/31/2019	3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38		to	22.70
12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)		to	(4.48)
American Funds - Growth-Income Class 4 Shares
12/31/2022	167,718	12.86	to	12.25	2,095,316	1.22	0.33	to	2.13	(16.98)		to	(18.46)
12/31/2021	99,895	15.48	to	15.03	1,520,514	1.55	0.33	to	2.13	23.39		to	21.19
12/31/2020(1)	2,505	12.55	to	12.40	31,202	1.39	0.33	to	2.13	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds - International Class 2 Shares
12/31/2022	5,724,134	$12.89	to	$10.63	$25,590,522	1.71%	0.60%	to	2.80%	(21.26	) %	to	(22.94	) %
12/31/2021	6,542,674	16.37	to	13.79	35,090,632	2.38	0.60	to	2.80	(2.09)		to	(4.18)
12/31/2020	7,967,374	16.72	to	14.39	37,493,013	0.63	0.60	to	2.80	13.29		to	10.87
12/31/2019	11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15		to	19.54
12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)		to	(15.51)
American Funds - International Class 4 Shares
12/31/2022	111,450	10.81	to	10.30	1,174,034	1.68	0.33	to	2.13	(21.28)		to	(22.68)
12/31/2021	83,515	13.73	to	13.32	1,129,244	5.94	0.33	to	2.13	(2.04)		to	(3.78)
12/31/2020(1)	-	14.02	to	13.85	-	-	0.33	to	2.13	-		to	-
American Funds - New World Class 4 Shares
12/31/2022	47,015	11.63	to	11.08	531,517	1.18	0.35	to	2.15	(22.52)		to	(23.90)
12/31/2021	26,521	15.00	to	14.56	390,932	1.26	0.35	to	2.15	4.26		to	2.40
12/31/2020(1)	-	14.39	to	14.22	-	-	0.35	to	2.15	-		to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2022	3,246,215	10.64	to	9.17	15,728,870	2.85	0.60	to	2.80	(13.10)		to	(14.96)
12/31/2021	3,793,559	12.24	to	10.78	20,360,818	1.33	0.60	to	2.80	(0.90)		to	(3.02)
12/31/2020	4,187,083	12.35	to	11.11	22,035,060	2.21	0.60	to	2.80	9.08		to	6.75
12/31/2019	4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70		to	6.38
12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)		to	(3.43)
American Funds - The Bond Fund of America Class 4 Shares
12/31/2022	203,002	9.02	to	8.60	1,779,049	3.31	0.31	to	2.11	(13.02)		to	(14.57)
12/31/2021	109,163	10.37	to	10.07	1,113,226	1.93	0.31	to	2.11	(0.89)		to	(2.66)
12/31/2020(1)	-	10.47	to	10.34	-	-	0.31	to	2.11	-		to	-
DFA VA Equity Allocation
12/31/2022	-	11.99	to	11.92	-	-	0.27	to	0.47	(13.91)		to	(14.09)
12/31/2021	-	13.93	to	13.88	-	-	0.27	to	0.47	24.04		to	23.79
12/31/2020	-	11.23	to	11.21	-	-	0.27	to	0.47	11.85		to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-		to	-
DFA VA Global Bond
12/31/2022	20,449	9.34	to	8.77	183,576	1.74	0.27	to	2.60	(6.59)		to	(8.73)
12/31/2021	15,360	9.99	to	9.61	149,936	0.55	0.27	to	2.60	(1.31)		to	(3.58)
12/31/2020	-	10.13	to	9.96	-	-	0.27	to	2.60	1.18		to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-
DFA VA Global Moderate Allocation
12/31/2022	-	11.26	to	11.19	-	-	0.27	to	0.47	(11.20)		to	(11.37)
12/31/2021	-	12.68	to	12.63	-	-	0.27	to	0.47	13.90		to	13.67
12/31/2020	-	11.13	to	11.11	-	-	0.27	to	0.47	10.99		to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA International Small
12/31/2022	-	10.39	to	10.33	-	-	0.27	to	0.47	(17.87)		to	(18.03)
12/31/2021	-	12.65	to	12.60	-	-	0.27	to	0.47	14.26		to	14.03
12/31/2020	-	11.07	to	11.05	-	-	0.27	to	0.47	9.12		to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-		to	-
DFA VA International Value
12/31/2022	-	11.15	to	11.08	-	-	0.27	to	0.47	(3.72)		to	(3.91)
12/31/2021	-	11.58	to	11.53	-	-	0.27	to	0.47	17.80		to	17.56
12/31/2020	-	9.83	to	9.81	-	-	0.27	to	0.47	(2.03)		to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
DFA VA Short-Term Fixed
12/31/2022	-	$9.84	to	$9.78	$-	-%	0.27%	to	0.47%	(1.42	) %	to	(1.62	) %
12/31/2021	-	9.99	to	9.95	-	-	0.27	to	0.47	(0.46)		to	(0.66)
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.33		to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Large Value
12/31/2022	-	11.86	to	11.78	-	-	0.27	to	0.47	(5.13)		to	(5.32)
12/31/2021	-	12.50	to	12.45	-	-	0.27	to	0.47	26.69		to	26.44
12/31/2020	-	9.86	to	9.84	-	-	0.27	to	0.47	(1.64)		to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Targeted Value
12/31/2022	-	13.79	to	13.71	-	-	0.27	to	0.47	(4.47)		to	(4.66)
12/31/2021	-	14.44	to	14.38	-	-	0.27	to	0.47	39.30		to	39.03
12/31/2020	-	10.36	to	10.34	-	-	0.27	to	0.47	3.70		to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-		to	-
Fidelity® VIP Balanced Service Class 2
12/31/2022	5,182,739	20.63	to	13.91	36,390,563	1.05	0.40	to	2.50	(18.51)		to	(20.18)
12/31/2021	5,493,245	25.32	to	17.43	47,618,986	0.72	0.40	to	2.50	17.52		to	15.11
12/31/2020	6,488,999	21.55	to	15.14	44,888,978	1.30	0.40	to	2.50	21.64		to	19.15
12/31/2019	7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62		to	21.09
12/31/2018	8,189,669	14.33	to	10.50	26,708,903	1.37	0.40	to	2.50	(4.82)		to	(6.79)
Fidelity® VIP Consumer Staples Initial Class
12/31/2022	18,218	13.76	to	13.12	244,657	1.56	0.70	to	2.50	(1.31)		to	(3.06)
12/31/2021	10,034	13.95	to	13.53	138,124	3.06	0.70	to	2.50	13.44		to	11.42
12/31/2020(1)	-	12.29	to	12.15	-	-	0.70	to	2.50	-		to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2022	-	25.49	to	24.64	-	-	0.65	to	1.00	(26.79)		to	(27.05)
12/31/2021	-	34.82	to	33.78	-	-	0.65	to	1.00	27.01		to	26.56
12/31/2020	-	27.42	to	26.69	-	-	0.65	to	1.00	29.72		to	29.27
12/31/2019	-	21.14	to	20.65	-	-	0.65	to	1.00	30.73		to	30.27
12/31/2018	-	16.17	to	15.85	-	-	0.65	to	1.00	(6.99)		to	(7.31)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	4,883,242	25.02	to	3.68	59,223,804	0.25	0.40	to	2.50	(26.78)		to	(28.28)
12/31/2021	5,640,024	34.16	to	5.14	92,076,436	0.03	0.40	to	2.50	27.00		to	24.40
12/31/2020	6,277,391	26.90	to	4.13	77,314,433	0.08	0.40	to	2.50	29.71		to	27.06
12/31/2019	7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75		to	28.07
12/31/2018	5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)		to	(8.93)
Fidelity® VIP Energy Service Class 2
12/31/2022	38,239	27.37	to	26.09	1,019,719	2.11	0.50	to	2.30	62.06		to	59.18
12/31/2021	5,216	16.89	to	16.39	86,376	7.94	0.50	to	2.30	54.06		to	51.32
12/31/2020(1)	-	10.96	to	10.83	-	-	0.50	to	2.30	-		to	-
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	161,930	2.44	to	2.49	438,088	1.72	1.15	to	2.50	(6.32)		to	(7.55)
12/31/2021	168,699	2.61	to	2.69	487,336	1.62	1.15	to	2.50	23.19		to	21.57
12/31/2020	186,369	2.12	to	2.21	439,943	1.49	1.15	to	2.50	5.23		to	3.84
12/31/2019	246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66		to	24.01
12/31/2018	271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)		to	(10.78)
Fidelity® VIP Growth Service Class 2
12/31/2022	190,522	4.25	to	3.13	736,401	0.35	1.15	to	2.50	(25.50)		to	(26.48)
12/31/2021	197,442	5.70	to	4.26	1,025,804	-	1.15	to	2.50	21.51		to	19.91
12/31/2020	286,687	4.69	to	3.55	1,315,751	0.04	1.15	to	2.50	41.92		to	40.05
12/31/2019	347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45		to	30.71
12/31/2018	362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)		to	(2.87)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	1,016	$4.16	to	$3.05	$3,200	-%	1.25%	to	1.55%	(39.08	) %	to	(39.26	) %
12/31/2021	1,060	6.82	to	5.01	5,491	-	1.25	to	1.55	10.29		to	9.97
12/31/2020	1,105	6.19	to	4.56	5,198	-	1.25	to	1.55	66.16		to	65.67
12/31/2019	1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76		to	38.35
12/31/2018	1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82		to	10.49
Fidelity® VIP Health Care Service Class 2
12/31/2022	62,065	11.59	to	11.04	701,256	-	0.50	to	2.30	(13.05)		to	(14.60)
12/31/2021	38,882	13.33	to	12.93	509,544	-	0.50	to	2.30	10.89		to	8.91
12/31/2020(1)	-	12.02	to	11.87	-	-	0.50	to	2.30	-		to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2022	-	22.28	to	21.54	-	-	0.65	to	1.00	(15.30)		to	(15.59)
12/31/2021	-	26.31	to	25.52	-	-	0.65	to	1.00	24.79		to	24.35
12/31/2020	-	21.08	to	20.52	-	-	0.65	to	1.00	17.42		to	17.01
12/31/2019	-	17.95	to	17.54	-	-	0.65	to	1.00	22.65		to	22.22
12/31/2018	-	14.64	to	14.35	-	-	0.65	to	1.00	(15.10)		to	(15.39)
Fidelity® VIP Mid Cap Service Class 2
12/31/2022	1,936,978	21.86	to	4.14	25,634,002	0.26	0.40	to	2.50	(15.31)		to	(17.04)
12/31/2021	2,271,223	25.81	to	4.99	36,126,112	0.35	0.40	to	2.50	24.81		to	22.25
12/31/2020	2,569,560	20.68	to	4.08	32,192,771	0.41	0.40	to	2.50	17.40		to	14.99
12/31/2019	2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68		to	20.17
12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)		to	(16.86)
Fidelity® VIP Technology Initial Class
12/31/2022	108,242	13.04	to	12.43	1,370,236	-	0.70	to	2.50	(36.30)		to	(37.44)
12/31/2021	48,298	20.47	to	19.87	971,215	-	0.70	to	2.50	27.27		to	25.00
12/31/2020(1)	-	16.08	to	15.89	-	-	0.70	to	2.50	-		to	-
Fidelity® VIP Utilities Initial Class
12/31/2022	28,642	14.14	to	13.48	393,957	1.35	0.70	to	2.50	4.69		to	2.83
12/31/2021	10,091	13.51	to	13.11	133,925	3.32	0.70	to	2.50	16.68		to	14.60
12/31/2020(1)	-	11.58	to	11.44	-	-	0.70	to	2.50	-		to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2022	535	22.61	to	21.86	12,093	0.89	0.65	to	1.00	(7.63)		to	(7.95)
12/31/2021	835	24.47	to	23.74	20,440	1.40	0.65	to	1.00	32.73		to	32.27
12/31/2020	1,143	18.44	to	17.95	21,082	1.26	0.65	to	1.00	7.56		to	7.18
12/31/2019	1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66		to	33.19
12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)		to	(18.15)
Fidelity® VIP Value Strategies Service Class 2
12/31/2022	996,935	22.16	to	3.71	12,431,698	0.82	0.40	to	2.50	(7.72)		to	(9.60)
12/31/2021	1,013,665	24.02	to	4.11	13,696,957	1.26	0.40	to	2.50	32.81		to	30.09
12/31/2020	1,129,790	18.08	to	3.16	10,985,255	0.93	0.40	to	2.50	7.59		to	5.38
12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56		to	30.83
12/31/2018	1,554,410	12.58	to	2.29	8,610,083	0.71	0.40	to	2.50	(17.83)		to	(19.52)
Franklin Allocation Class 4 Shares
12/31/2022	535,209	2.28	to	10.72	1,165,537	1.52	1.30	to	2.65	(17.27)		to	(18.35)
12/31/2021	639,238	2.76	to	13.13	1,691,347	1.55	1.30	to	2.65	10.10		to	8.66
12/31/2020	876,912	2.50	to	12.09	2,107,767	1.30	1.30	to	2.65	10.32		to	8.87
12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03		to	16.48
12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)		to	(11.93)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Income Class 2 Shares
12/31/2022	795,548	$1.74	to	$1.59	$1,350,813	4.87%	1.15%	to	2.50%	(6.55	) %	to	(7.77	) %
12/31/2021	876,578	1.86	to	1.72	1,597,712	4.61	1.15	to	2.50	15.43		to	13.91
12/31/2020	1,148,888	1.61	to	1.51	1,816,229	5.92	1.15	to	2.50	(0.45)		to	(1.76)
12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74		to	13.23
12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)		to	(6.65)
Franklin Mutual Shares Class 2 Shares
12/31/2022	182,116	1.56	to	1.80	283,160	1.84	1.15	to	2.50	(8.48)		to	(9.69)
12/31/2021	188,619	1.70	to	1.99	321,495	2.77	1.15	to	2.50	17.81		to	16.26
12/31/2020	250,537	1.44	to	1.71	365,068	2.50	1.15	to	2.50	(6.12)		to	(7.36)
12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18		to	19.58
12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)		to	(11.30)
Franklin Templeton Foreign Class 2 Shares
12/31/2022	625,481	0.98	to	1.05	591,539	3.06	1.15	to	2.50	(8.65)		to	(9.86)
12/31/2021	685,530	1.07	to	1.17	712,329	1.83	1.15	to	2.50	2.97		to	1.62
12/31/2020	873,773	1.04	to	1.15	882,412	3.42	1.15	to	2.50	(2.28)		to	(3.57)
12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25		to	9.78
12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)		to	(17.52)
Invesco V.I. American Franchise Series II Shares
12/31/2022	47,554	2.53	to	2.19	114,156	-	1.15	to	2.50	(32.08)		to	(32.97)
12/31/2021	50,538	3.72	to	3.27	179,391	-	1.15	to	2.50	10.38		to	8.92
12/31/2020	54,083	3.37	to	3.00	174,651	-	1.15	to	2.50	40.38		to	38.54
12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88		to	33.10
12/31/2018	104,763	1.78	to	1.63	181,992	-	1.15	to	2.50	(4.99)		to	(6.25)
Janus Henderson - Enterprise Service Shares
12/31/2022	37,065	4.60	to	3.78	195,139	0.27	1.15	to	2.50	(17.10)		to	(18.19)
12/31/2021	38,423	5.54	to	4.62	244,588	0.21	1.15	to	2.50	15.22		to	13.70
12/31/2020	75,169	4.81	to	4.06	420,125	0.04	1.15	to	2.50	17.83		to	16.28
12/31/2019	80,431	4.08	to	3.49	388,352	0.05	1.15	to	2.50	33.62		to	31.86
12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)		to	(3.10)
Janus Henderson - Global Research Service Shares
12/31/2022	106,911	2.30	to	1.74	210,627	1.49	1.15	to	2.50	(20.52)		to	(21.57)
12/31/2021	111,996	2.89	to	2.22	278,799	0.37	1.15	to	2.50	16.46		to	14.92
12/31/2020	149,667	2.48	to	1.94	323,262	0.60	1.15	to	2.50	18.40		to	16.84
12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25		to	25.57
12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)		to	(9.36)
Janus Henderson - Mid Cap Value Service Shares
12/31/2022	795	3.17	to	2.96	2,430	1.17	1.25	to	1.55	(6.94)		to	(7.21)
12/31/2021	830	3.41	to	3.19	2,730	0.31	1.25	to	1.55	17.95		to	17.60
12/31/2020	865	2.89	to	2.71	2,416	1.08	1.25	to	1.55	(2.43)		to	(2.72)
12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44		to	28.06
12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)		to	(15.14)
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2022	174,393	1.23	to	9.03	212,114	2.01	1.25	to	2.50	(13.65)		to	(14.70)
12/31/2021	192,752	1.43	to	10.59	271,949	1.85	1.25	to	2.50	(2.57)		to	(3.76)
12/31/2020	235,479	1.47	to	11.01	341,664	1.98	1.25	to	2.50	6.51		to	5.21
12/31/2019	312,512	1.38	to	10.46	426,543	2.46	1.25	to	2.50	6.84		to	5.54
12/31/2018	342,219	1.29	to	9.91	433,361	2.40	1.25	to	2.50	(1.19)		to	(2.40)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2022	47,386	$4.40	to	$12.94	$207,712	0.95%	1.25%	to	2.50%	(9.29	) %	to	(10.39	) %
12/31/2021	47,386	4.85	to	14.44	229,034	0.92	1.25	to	2.50	28.28		to	26.72
12/31/2020	52,138	3.78	to	11.40	196,123	1.44	1.25	to	2.50	(0.87)		to	(2.08)
12/31/2019	52,138	3.81	to	11.64	197,917	1.59	1.25	to	2.50	25.20		to	23.67
12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)		to	(14.00)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2022	-	4.08	to	11.97	-	-	1.25	to	2.50	(20.35)		to	(21.32)
12/31/2021	-	5.12	to	15.21	-	0.74	1.25	to	2.50	19.89		to	18.42
12/31/2020	274	4.27	to	12.85	1,163	0.97	1.25	to	2.50	12.28		to	10.91
12/31/2019	308	3.80	to	11.58	1,166	0.74	1.25	to	2.50	23.04		to	21.54
12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)		to	(14.09)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2022	21,799	5.22	to	16.92	113,025	0.53	1.25	to	2.50	(19.70)		to	(20.68)
12/31/2021	22,192	6.50	to	21.34	143,357	0.71	1.25	to	2.50	27.75		to	26.19
12/31/2020	24,279	5.09	to	16.91	122,676	0.77	1.25	to	2.50	23.72		to	22.21
12/31/2019	24,613	4.11	to	13.83	100,581	0.85	1.25	to	2.50	30.13		to	28.54
12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)		to	(8.47)
MFS® New Discovery Service Class
12/31/2022	246,232	3.60	to	3.64	921,613	-	1.15	to	2.50	(30.79)		to	(31.70)
12/31/2021	268,845	5.20	to	5.32	1,465,956	-	1.15	to	2.50	0.42		to	(0.91)
12/31/2020	394,413	5.18	to	5.37	2,156,204	-	1.15	to	2.50	43.93		to	42.04
12/31/2019	494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67		to	37.83
12/31/2018	535,587	2.58	to	2.74	1,480,353	-	1.15	to	2.50	(2.84)		to	(4.13)
MFS® Total Return Service Class
12/31/2022	299,284	2.09	to	2.07	647,086	1.50	1.15	to	2.50	(10.86)		to	(12.03)
12/31/2021	350,267	2.34	to	2.35	853,737	1.61	1.15	to	2.50	12.54		to	11.06
12/31/2020	417,441	2.08	to	2.12	913,740	2.01	1.15	to	2.50	8.27		to	6.84
12/31/2019	491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75		to	17.19
12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)		to	(8.18)
State Street Total Return V.I.S. Class 3 Shares
12/31/2022	981,569	14.09	to	10.60	3,490,607	0.43	0.40	to	2.70	(17.05)		to	(18.91)
12/31/2021	1,045,636	16.98	to	13.07	4,194,401	1.88	0.40	to	2.70	12.75		to	10.23
12/31/2020	1,119,055	15.06	to	11.85	3,851,511	1.63	0.40	to	2.70	5.71		to	3.35
12/31/2019	1,286,288	14.25	to	11.47	4,647,034	2.05	0.40	to	2.70	15.11		to	12.53
12/31/2018	1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)		to	(9.08)
TA 60/40 Allocation Service Class
12/31/2022	239,154	12.61	to	11.60	2,881,025	1.08	0.20	to	2.00	(13.97)		to	(15.50)
12/31/2021	155,670	14.66	to	13.72	2,206,624	0.90	0.20	to	2.00	13.06		to	11.05
12/31/2020	134,127	12.97	to	12.36	1,696,772	0.63	0.20	to	2.00	12.24		to	10.24
12/31/2019	101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89		to	17.75
12/31/2018(1)	61,235	9.64	to	9.52	586,107	-	0.20	to	2.00	-		to	-
TA Aegon Bond Initial Class
12/31/2022	130,235	1.57	to	1.21	197,832	2.67	1.25	to	2.50	(15.89)		to	(16.91)
12/31/2021	139,582	1.86	to	1.45	252,453	1.53	1.25	to	2.50	(2.10)		to	(3.29)
12/31/2020	148,999	1.90	to	1.50	275,667	4.22	1.25	to	2.50	6.36		to	5.06
12/31/2019	144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08		to	5.77
12/31/2018	201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)		to	(3.09)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Bond Service Class
12/31/2022	16,746,853	$10.13	to	$8.72	$50,609,656	2.29%	0.20%	to	2.50%	(15.25	) %	to	(17.18	) %
12/31/2021	19,660,122	11.95	to	10.52	69,915,764	1.26	0.20	to	2.50	(1.27)		to	(3.51)
12/31/2020	21,551,315	12.10	to	10.91	72,677,306	4.04	0.20	to	2.50	7.19		to	4.75
12/31/2019	24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00		to	5.55
12/31/2018	26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)		to	(3.48)
TA Aegon Core Bond Service Class
12/31/2022	8,154,322	10.44	to	8.92	36,093,509	2.36	0.20	to	2.50	(13.17)		to	(15.11)
12/31/2021	9,363,916	12.03	to	10.51	44,991,456	2.35	0.20	to	2.50	(1.46)		to	(3.67)
12/31/2020	9,950,621	12.21	to	10.91	44,594,570	3.38	0.20	to	2.50	6.95		to	4.55
12/31/2019	10,793,962	11.41	to	10.43	41,431,886	2.36	0.20	to	2.50	8.04		to	5.61
12/31/2018	10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)		to	(2.54)
TA Aegon High Yield Bond Initial Class
12/31/2022	22,100	13.24	to	2.06	60,147	5.83	0.45	to	2.50	(11.52)		to	(13.29)
12/31/2021	22,739	14.96	to	2.37	74,411	5.24	0.45	to	2.50	5.87		to	3.75
12/31/2020	23,086	14.13	to	2.28	75,717	6.40	0.45	to	2.50	4.57		to	2.48
12/31/2019	25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70		to	11.43
12/31/2018	50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)		to	(4.75)
TA Aegon High Yield Bond Service Class
12/31/2022	1,180,005	12.89	to	10.14	6,245,245	5.30	0.20	to	2.50	(11.63)		to	(13.61)
12/31/2021	1,381,562	14.59	to	11.74	8,307,062	5.12	0.20	to	2.50	6.04		to	3.66
12/31/2020	1,572,327	13.76	to	11.32	8,022,950	6.09	0.20	to	2.50	4.47		to	2.12
12/31/2019	1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74		to	11.19
12/31/2018	1,879,618	11.58	to	9.97	6,383,952	5.91	0.20	to	2.50	(2.90)		to	(5.09)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	849,455	17.88	to	1.91	2,458,819	2.19	0.45	to	2.50	(12.02)		to	(13.78)
12/31/2021	890,018	20.33	to	2.21	2,952,898	2.13	0.45	to	2.50	21.87		to	19.44
12/31/2020	944,150	16.68	to	1.85	2,583,843	3.04	0.45	to	2.50	(7.77)		to	(9.61)
12/31/2019	1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35		to	20.89
12/31/2018	1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)		to	(13.67)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	2,871,545	17.41	to	10.76	18,248,980	1.89	0.20	to	2.50	(12.02)		to	(13.99)
12/31/2021	3,326,417	19.79	to	12.51	22,598,642	1.82	0.20	to	2.50	21.88		to	19.14
12/31/2020	4,250,805	16.24	to	10.50	21,012,799	2.79	0.20	to	2.50	(7.77)		to	(9.84)
12/31/2019	4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33		to	20.56
12/31/2018	5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)		to	(13.85)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	126,100	1.37	to	1.03	232,372	1.07	1.25	to	2.50	(14.10)		to	(15.14)
12/31/2021	131,987	1.59	to	1.21	283,560	2.15	1.25	to	2.50	(3.60)		to	(4.77)
12/31/2020	129,147	1.65	to	1.27	288,231	1.75	1.25	to	2.50	7.63		to	6.32
12/31/2019	89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29		to	4.00
12/31/2018	132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)		to	(2.20)
TA Aegon U.S. Government Securities Service Class
12/31/2022	9,815,780	9.78	to	8.61	40,751,892	0.86	0.20	to	2.50	(13.47)		to	(15.43)
12/31/2021	6,006,985	11.30	to	10.18	24,951,886	1.62	0.20	to	2.50	(2.73)		to	(4.94)
12/31/2020	7,679,158	11.62	to	10.71	38,269,799	1.32	0.20	to	2.50	8.45		to	5.98
12/31/2019	9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14		to	3.72
12/31/2018	13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)		to	(2.47)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA American Funds Managed Risk - Balanced Service Class
12/31/2022	5,689,328	$13.33	to	$11.38	$69,873,744	1.54%	0.20%	to	2.50%	(11.60	) %	to	(13.58	) %
12/31/2021	5,682,199	15.08	to	13.17	79,872,987	0.86	0.20	to	2.50	12.85		to	10.32
12/31/2020	6,382,630	13.37	to	11.94	80,422,606	1.21	0.20	to	2.50	4.08		to	1.75
12/31/2019	6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57		to	14.93
12/31/2018	5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)		to	(8.13)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	46,069	11.43	to	2.25	123,622	3.47	0.45	to	2.50	(28.51)		to	(29.94)
12/31/2021	46,477	15.99	to	3.21	176,106	3.80	0.45	to	2.50	25.66		to	23.15
12/31/2020	4,669	12.72	to	2.61	14,211	12.59	0.45	to	2.50	(0.76)		to	(2.75)
12/31/2019	4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63		to	22.14
12/31/2018	7,607	10.29	to	2.20	19,076	8.81	0.45	to	2.50	(10.49)		to	(12.30)
TA BlackRock Global Real Estate Securities Service Class
12/31/2022	939,383	11.13	to	9.76	4,168,886	2.89	0.20	to	2.50	(28.53)		to	(30.13)
12/31/2021	1,008,816	15.58	to	13.97	6,313,476	2.13	0.20	to	2.50	25.60		to	22.78
12/31/2020	1,203,199	12.40	to	11.38	5,593,652	11.98	0.20	to	2.50	(0.71)		to	(2.94)
12/31/2019	1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64		to	21.84
12/31/2018	1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)		to	(12.53)
TA BlackRock Government Money Market Initial Class
12/31/2022	229,074	0.98	to	0.75	295,641	1.33	1.25	to	2.50	0.16		to	(1.06)
12/31/2021	271,390	0.98	to	0.76	350,223	0.00	1.25	to	2.50	(1.23)		to	(2.44)
12/31/2020	279,478	0.99	to	0.78	365,695	0.17	1.25	to	2.50	(0.95)		to	(2.16)
12/31/2019	135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71		to	(0.51)
12/31/2018	176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54		to	(0.69)
TA BlackRock Government Money Market Service Class
12/31/2022	10,214,576	10.14	to	0.74	38,260,787	1.41	0.20	to	2.50	1.20		to	(1.09)
12/31/2021	9,512,930	10.02	to	0.75	36,950,519	0.00	0.20	to	2.50	(0.20)		to	(2.47)
12/31/2020	16,953,296	10.03	to	0.76	49,110,928	0.18	0.20	to	2.50	0.05		to	(2.23)
12/31/2019	8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51		to	(0.79)
12/31/2018	7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64		to	(1.66)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	4,431,508	11.95	to	1.00	13,796,449	1.30	0.20	to	2.50	(15.46)		to	(17.38)
12/31/2021	4,815,264	14.14	to	1.21	18,573,065	1.07	0.20	to	2.50	5.53		to	3.13
12/31/2020	5,543,218	13.40	to	1.17	21,126,136	1.97	0.20	to	2.50	6.44		to	4.02
12/31/2019	6,386,750	12.59	to	1.12	22,160,340	1.98	0.20	to	2.50	11.01		to	8.49
12/31/2018	7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)		to	(5.30)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2022	14,052,695	11.82	to	1.03	54,207,132	1.31	0.20	to	2.50	(17.30)		to	(19.18)
12/31/2021	16,185,797	14.29	to	1.27	75,482,030	0.87	0.20	to	2.50	8.11		to	5.66
12/31/2020	18,614,977	13.22	to	1.20	79,328,273	1.88	0.20	to	2.50	3.04		to	0.70
12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91		to	8.39
12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)		to	(6.55)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	7,266,150	11.28	to	0.94	27,278,932	1.28	0.20	to	2.50	(18.48)		to	(20.33)
12/31/2021	8,118,166	13.83	to	1.18	37,511,660	0.54	0.20	to	2.50	7.41		to	4.96
12/31/2020	9,304,093	12.88	to	1.12	41,719,515	1.81	0.20	to	2.50	(2.27)		to	(4.50)
12/31/2019	10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13		to	8.61
12/31/2018	12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)		to	(8.29)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2022	10,889,689	$12.07	to	$0.99	$55,054,334	1.14%	0.20%	to	2.50%	(16.06	) %	to	(17.96	) %
12/31/2021	12,404,398	14.38	to	1.20	74,369,099	0.56	0.20	to	2.50	8.95		to	6.47
12/31/2020	13,840,219	13.20	to	1.13	78,016,108	1.66	0.20	to	2.50	(0.75)		to	(3.00)
12/31/2019	15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83		to	13.20
12/31/2018	16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)		to	(5.72)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2022	5,779,678	12.81	to	1.12	33,238,713	1.13	0.20	to	2.50	(17.08)		to	(18.97)
12/31/2021	6,631,230	15.45	to	1.38	46,610,794	0.28	0.20	to	2.50	14.18		to	11.58
12/31/2020	7,857,427	13.53	to	1.23	48,587,816	1.60	0.20	to	2.50	(2.36)		to	(4.58)
12/31/2019	9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59		to	13.94
12/31/2018	11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)		to	(7.10)
TA BlackRock iShares Edge 100 Service Class
12/31/2022	282,327	16.60	to	13.66	4,385,091	1.30	0.20	to	2.50	(15.92)		to	(17.81)
12/31/2021	1,793,196	19.75	to	16.62	34,043,148	0.94	0.20	to	2.50	18.12		to	15.47
12/31/2020	1,770,122	16.72	to	14.39	28,661,684	1.66	0.20	to	2.50	9.66		to	7.20
12/31/2019	1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33		to	21.54
12/31/2018	1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)		to	(7.65)
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	29,863	1.89	to	1.56	54,677	1.91	1.25	to	2.50	(15.30)		to	(16.33)
12/31/2021	30,144	2.23	to	1.87	65,258	1.78	1.25	to	2.50	4.78		to	3.50
12/31/2020	30,076	2.13	to	1.81	62,232	2.48	1.25	to	2.50	8.29		to	6.97
12/31/2019	31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88		to	12.50
12/31/2018	35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)		to	(6.49)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	4,347,245	12.72	to	1.14	22,245,506	1.60	0.20	to	2.50	(14.61)		to	(16.52)
12/31/2021	5,021,714	14.89	to	1.37	27,407,560	1.56	0.20	to	2.50	5.56		to	3.19
12/31/2020	5,558,856	14.11	to	1.33	26,428,845	2.23	0.20	to	2.50	9.23		to	6.78
12/31/2019	5,634,719	12.91	to	1.24	21,835,279	2.01	0.20	to	2.50	14.87		to	12.30
12/31/2018	6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)		to	(6.77)
TA BlackRock iShares Edge 50 Service Class
12/31/2022	2,976,776	13.03	to	11.12	36,127,328	1.30	0.20	to	2.50	(14.65)		to	(16.57)
12/31/2021	3,158,090	15.27	to	13.33	45,395,276	1.14	0.20	to	2.50	7.53		to	5.11
12/31/2020	3,006,318	14.20	to	12.68	40,624,330	1.29	0.20	to	2.50	9.50		to	7.05
12/31/2019	2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80		to	13.21
12/31/2018	1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)		to	(5.01)
TA BlackRock iShares Edge 75 Service Class
12/31/2022	1,242,904	14.68	to	12.39	16,990,510	1.37	0.20	to	2.50	(15.23)		to	(17.13)
12/31/2021	2,241,043	17.32	to	14.95	36,791,559	1.08	0.20	to	2.50	12.71		to	10.18
12/31/2020	1,992,368	15.36	to	13.57	29,309,360	1.42	0.20	to	2.50	10.04		to	7.57
12/31/2019	1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04		to	17.34
12/31/2018	1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)		to	(6.27)
TA BlackRock Tactical Allocation Service Class
12/31/2022	14,776,215	14.56	to	1.26	65,699,204	3.63	0.20	to	2.50	(16.38)		to	(18.25)
12/31/2021	17,187,966	17.41	to	1.55	92,024,822	2.46	0.20	to	2.50	7.42		to	5.01
12/31/2020	19,920,391	16.21	to	1.47	98,624,806	1.73	0.20	to	2.50	12.96		to	10.43
12/31/2019	23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82		to	14.20
12/31/2018	27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)		to	(6.76)
TA Goldman Sachs 70/30 Service Class
12/31/2022	54,182	11.83	to	11.28	625,167	2.04	0.20	to	2.00	(17.27)		to	(18.74)
12/31/2021	38,477	14.30	to	13.88	541,680	0.92	0.20	to	2.00	12.86		to	10.85
12/31/2020(1)	-	12.67	to	12.52	-	-	0.20	to	2.00	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	62,477,730	$13.40	to	$1.07	$ 286,693,830	1.47%	0.20%	to	2.50%	(14.43	) %	to	(16.38	) %
12/31/2021	71,368,017	15.67	to	1.28	392,450,498	1.13	0.20	to	2.50	9.14		to	6.66
12/31/2020	81,647,439	14.35	to	1.20	418,989,921	2.07	0.20	to	2.50	3.98		to	1.62
12/31/2019	92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42		to	12.79
12/31/2018	101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)		to	(6.92)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	14,081,045	12.47	to	1.06	47,111,552	1.59	0.20	to	2.50	(12.00)		to	(14.00)
12/31/2021	16,110,512	14.17	to	1.23	61,993,120	1.58	0.20	to	2.50	2.55		to	0.22
12/31/2020	18,119,566	13.81	to	1.22	65,597,641	2.15	0.20	to	2.50	4.70			2.32
12/31/2019	21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97		to	9.42
12/31/2018	26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)		to	(5.99)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	51,613,609	15.07	to	1.34	206,397,091	1.32	0.20	to	2.50	(14.69)		to	(16.63)
12/31/2021	61,636,227	17.67	to	1.61	318,368,073	0.89	0.20	to	2.50	13.82		to	11.23
12/31/2020	72,498,402	15.52	to	1.45	327,361,928	2.06	0.20	to	2.50	4.01		to	1.64
12/31/2019	82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17		to	16.46
12/31/2018	93,132,624	12.52	to	1.22	329,410,155	1.60	0.20	to	2.50	(7.34)		to	(9.46)
TA International Focus Initial Class
12/31/2022	47,553	14.62	to	1.73	110,039	3.14	0.45	to	2.50	(20.40)		to	(21.99)
12/31/2021	51,223	18.36	to	2.22	136,787	1.23	0.45	to	2.50	10.32		to	8.12
12/31/2020	54,233	16.64	to	2.05	114,767	2.38	0.45	to	2.50	20.36		to	17.95
12/31/2019	59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11		to	24.57
12/31/2018	63,800	10.88	to	1.40	87,012	1.24	0.45	to	2.50	(18.08)		to	(19.73)
TA International Focus Service Class
12/31/2022	1,107,921	14.25	to	12.21	7,020,081	2.76	0.20	to	2.50	(20.45)		to	(22.24)
12/31/2021	1,195,856	17.91	to	15.70	9,381,583	1.07	0.20	to	2.50	10.41		to	7.93
12/31/2020	1,396,860	16.22	to	14.55	8,894,993	2.07	0.20	to	2.50	20.34		to	17.64
12/31/2019	1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15		to	24.30
12/31/2018	1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)		to	(19.96)
TA Janus Balanced Service Class
12/31/2022	10,198,089	18.88	to	13.36	87,897,937	0.82	0.20	to	2.50	(16.93)		to	(18.79)
12/31/2021	11,458,977	22.73	to	16.45	117,549,964	1.13	0.20	to	2.50	15.21		to	12.63
12/31/2020	12,547,115	19.73	to	14.60	110,045,090	1.51	0.20	to	2.50	14.08		to	11.53
12/31/2019	14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53		to	18.80
12/31/2018	16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)		to	(2.52)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	4,484	22.51	to	2.52	23,552	-	0.45	to	2.50	(17.09)		to	(18.74)
12/31/2021	4,566	27.15	to	3.10	28,756	0.27	0.45	to	2.50	16.77		to	14.44
12/31/2020	4,648	23.25	to	2.71	24,931	0.23	0.45	to	2.50	18.67		to	16.30
12/31/2019	4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10		to	33.38
12/31/2018	8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)		to	(3.64)
TA Janus Mid-Cap Growth Service Class
12/31/2022	1,841,344	21.92	to	16.97	18,170,802	-	0.20	to	2.50	(17.10)		to	(18.96)
12/31/2021	2,189,192	26.44	to	20.94	24,785,075	0.10	0.20	to	2.50	16.76		to	14.14
12/31/2020	2,887,003	22.65	to	18.34	23,255,535	0.04	0.20	to	2.50	18.69		to	16.03
12/31/2019	3,279,903	19.08	to	15.81	20,122,605	-	0.20	to	2.50	36.06		to	33.00
12/31/2018	3,554,951	14.02	to	11.89	13,165,619	-	0.20	to	2.50	(1.65)		to	(3.87)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	11,768	$1.94	to	$1.67	$ 22,128	5.64%	1.25%	to	2.50%	(16.40	) %	to	(17.42	) %
12/31/2021	11,768	2.32	to	2.02	26,507	2.42	1.25	to	2.50	4.59		to	3.32
12/31/2020	11,768	2.22	to	1.96	25,380	-	1.25	to	2.50	10.10		to	8.75
12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50		to	11.12
12/31/2018	-	1.79	to	1.62	-	-	1.25	to	2.50	(5.17)		to	(6.33)
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	12,790,609	12.98	to	10.37	45,998,177	5.35	0.20	to	2.50	(15.77)		to	(17.69)
12/31/2021	14,810,990	15.41	to	12.60	59,112,549	2.18	0.20	to	2.50	5.42		to	3.02
12/31/2020	16,358,865	14.62	to	12.23	62,951,222	2.30	0.20	to	2.50	11.02		to	8.50
12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32		to	10.75
12/31/2018	20,318,517	11.62	to	10.18	61,918,870	1.59	0.20	to	2.50	(4.47)		to	(6.66)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	16,941	2.78	to	2.61	45,632	6.03	1.25	to	2.50	(23.52)		to	(24.45)
12/31/2021	16,941	3.63	to	3.46	59,756	1.67	1.25	to	2.50	18.16		to	16.72
12/31/2020	16,941	3.07	to	2.96	50,645	1.71	1.25	to	2.50	23.20		to	21.70
12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50		to	22.98
12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)		to	(12.59)
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	1,434,940	19.24	to	13.75	10,831,416	5.54	0.20	to	2.50	(22.89)		to	(24.62)
12/31/2021	1,556,506	24.95	to	18.24	16,282,244	1.41	0.20	to	2.50	19.11		to	16.44
12/31/2020	1,788,709	20.95	to	15.67	17,130,661	1.59	0.20	to	2.50	24.11		to	21.33
12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61		to	22.79
12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)		to	(12.90)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	174,302	2.22	to	1.96	374,549	5.34	1.25	to	2.50	(17.11)		to	(18.12)
12/31/2021	174,302	2.67	to	2.39	452,531	1.90	1.25	to	2.50	7.83		to	6.52
12/31/2020	174,302	2.48	to	2.24	420,282	2.21	1.25	to	2.50	11.21		to	9.86
12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98		to	13.58
12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)		to	(7.45)
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	53,260,418	14.44	to	1.74	257,810,652	5.06	0.20	to	2.50	(16.42)		to	(18.29)
12/31/2021	60,146,088	17.27	to	2.13	344,268,959	1.70	0.20	to	2.50	8.71		to	6.28
12/31/2020	66,894,213	15.89	to	2.00	342,115,137	2.00	0.20	to	2.50	12.05		to	9.54
12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95		to	13.34
12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)		to	(7.67)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	20,976	2.48	to	2.25	50,522	5.41	1.25	to	2.50	(18.37)		to	(19.37)
12/31/2021	21,004	3.04	to	2.79	62,070	2.16	1.25	to	2.50	12.54		to	11.17
12/31/2020	21,029	2.70	to	2.51	55,299	2.06	1.25	to	2.50	13.65		to	12.26
12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53		to	17.08
12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)		to	(9.35)
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	28,455,840	16.43	to	1.43	142,673,968	5.06	0.20	to	2.50	(17.69)		to	(19.54)
12/31/2021	33,079,760	19.96	to	1.77	198,853,878	1.94	0.20	to	2.50	13.48		to	10.93
12/31/2020	37,067,892	17.59	to	1.60	192,355,893	1.82	0.20	to	2.50	14.44		to	11.87
12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55		to	16.87
12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)		to	(9.59)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Enhanced Index Initial Class
12/31/2022	140,543	$27.53	to	$2.94	$ 678,019	0.64%	0.45%	to	2.50%	(18.72	) %	to	(20.34	) %
12/31/2021	149,005	33.87	to	3.69	1,000,184	0.78	0.45	to	2.50	29.54		to	26.95
12/31/2020	152,442	26.15	to	2.91	798,060	1.47	0.45	to	2.50	19.63		to	17.23
12/31/2019	173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45		to	27.84
12/31/2018	194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)		to	(8.32)
TA JPMorgan Enhanced Index Service Class
12/31/2022	467,838	26.83	to	15.97	6,778,045	0.40	0.20	to	2.50	(18.71)		to	(20.53)
12/31/2021	485,001	33.01	to	20.10	8,774,352	0.56	0.20	to	2.50	29.53		to	26.62
12/31/2020	614,864	25.48	to	15.87	8,750,829	1.34	0.20	to	2.50	19.62		to	16.94
12/31/2019	564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43		to	27.50
12/31/2018	632,391	16.33	to	10.65	5,294,028	0.87	0.20	to	2.50	(6.43)		to	(8.55)
TA JPMorgan International Moderate Growth Service Class
12/31/2022	9,467,431	13.23	to	1.19	29,893,551	4.76	0.20	to	2.50	(17.59)		to	(19.43)
12/31/2021	10,795,840	16.05	to	1.48	41,266,471	1.31	0.20	to	2.50	8.79		to	6.35
12/31/2020	12,211,894	14.76	to	1.39	44,106,575	2.47	0.20	to	2.50	14.31		to	11.75
12/31/2019	14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37		to	14.74
12/31/2018	16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)		to	(14.07)
TA JPMorgan Mid Cap Value Service Class
12/31/2022	1,229,661	21.77	to	2.82	16,367,710	0.57	0.20	to	2.50	(8.61)		to	(10.66)
12/31/2021	1,357,361	23.82	to	3.16	19,346,135	0.57	0.20	to	2.50	28.59		to	25.70
12/31/2020	1,605,586	18.53	to	2.51	18,145,763	1.12	0.20	to	2.50	0.83		to	(1.43)
12/31/2019	1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74		to	22.92
12/31/2018	1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)		to	(14.25)
TA JPMorgan Tactical Allocation Service Class
12/31/2022	13,095,928	12.79	to	10.10	77,760,428	1.53	0.20	to	2.50	(15.20)		to	(17.10)
12/31/2021	14,410,431	15.08	to	12.19	101,329,983	1.55	0.20	to	2.50	4.42		to	2.08
12/31/2020	14,409,632	14.45	to	11.94	86,999,713	2.06	0.20	to	2.50	11.88		to	9.37
12/31/2019	15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69		to	9.18
12/31/2018	17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)		to	(5.56)
TA Madison Diversified Income Service Class
12/31/2022	503,533	14.37	to	11.24	6,103,534	1.66	0.20	to	2.50	(10.56)		to	(12.57)
12/31/2021	506,048	16.07	to	12.85	6,961,973	1.59	0.20	to	2.50	7.65		to	5.24
12/31/2020	517,574	14.93	to	12.21	6,672,731	1.64	0.20	to	2.50	7.74		to	5.32
12/31/2019	479,428	13.86	to	11.59	5,773,001	1.77	0.20	to	2.50	14.71		to	12.14
12/31/2018	174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)		to	(3.19)
TA Market Participation Strategy Service Class
12/31/2022	3,569,136	17.33	to	12.74	22,456,775	0.03	0.20	to	2.50	(15.47)		to	(17.37)
12/31/2021	4,192,876	20.50	to	15.41	32,431,475	0.48	0.20	to	2.50	14.22		to	11.66
12/31/2020	5,582,163	17.95	to	13.80	34,989,973	0.99	0.20	to	2.50	20.09		to	17.39
12/31/2019	6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34		to	15.69
12/31/2018	6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)		to	(5.12)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	350,670	9.06	to	2.80	1,226,627	-	0.45	to	2.50	(60.02)		to	(60.82)
12/31/2021	381,071	22.65	to	7.14	3,360,034	-	0.45	to	2.50	(0.98)		to	(2.96)
12/31/2020	397,259	22.87	to	7.36	3,567,522	-	0.45	to	2.50	116.89		to	112.57
12/31/2019	497,222	10.55	to	3.46	2,070,531	-	0.45	to	2.50	22.21		to	20.72
12/31/2018	27,889	3.15	to	2.87	94,093	-	1.25	to	2.50	5.36		to	4.07

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Morgan Stanley Capital Growth Service Class
12/31/2022	1,957,337	$24.59	to	$3.04	$ 33,791,231	-%	0.20%	to	2.50%	(59.99	) %	to	(60.89	) %
12/31/2021	2,007,913	61.46	to	7.78	74,755,678	-	0.20	to	2.50	(1.02)		to	(3.25)
12/31/2020	2,414,521	62.09	to	8.04	82,266,868	-	0.20	to	2.50	116.86		to	112.00
12/31/2019	2,312,397	28.63	to	3.79	30,451,810	-	0.20	to	2.50	23.22		to	20.46
12/31/2018	618,397	23.24	to	3.15	7,435,779	-	0.20	to	2.50	6.22		to	3.82
TA Morgan Stanley Global Allocation Service Class
12/31/2022	12,015,370	14.35	to	11.18	47,955,015	0.08	0.20	to	2.50	(17.93)		to	(19.77)
12/31/2021	13,488,432	17.48	to	13.93	66,268,005	0.48	0.20	to	2.50	7.96		to	5.54
12/31/2020	15,492,707	16.20	to	13.20	69,756,538	0.93	0.20	to	2.50	18.10		to	15.45
12/31/2019	19,575,170	13.71	to	11.43	68,154,890	0.95	0.20	to	2.50	17.61		to	14.97
12/31/2018	21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)		to	(9.89)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2022	1,314,064	10.72	to	9.77	12,954,864	14.92	0.20	to	2.50	(16.39)		to	(18.27)
12/31/2021	1,427,045	12.82	to	11.96	17,012,985	5.19	0.20	to	2.50	6.96		to	4.57
12/31/2020	1,464,482	11.99	to	11.44	16,504,195	1.30	0.20	to	2.50	6.28		to	3.89
12/31/2019	1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48		to	11.91
12/31/2018	1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)		to	(10.03)
TA MSCI EAFE Index Service Class
12/31/2022	527,026	11.62	to	10.22	5,789,335	2.92	0.35	to	2.65	(14.75)		to	(16.65)
12/31/2021	537,478	13.63	to	12.26	6,996,410	1.49	0.35	to	2.65	10.56		to	8.09
12/31/2020	490,260	12.33	to	11.34	5,828,083	1.70	0.35	to	2.65	7.44		to	5.03
12/31/2019	380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68		to	17.97
12/31/2018	140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)		to	(16.46)
TA Multi-Managed Balanced Initial Class
12/31/2022	12,065	3.32	to	2.73	38,852	1.20	1.25	to	2.50	(17.31)		to	(18.32)
12/31/2021	12,065	4.02	to	3.34	47,056	1.15	1.25	to	2.50	15.59		to	14.19
12/31/2020	12,065	3.47	to	2.93	40,768	1.58	1.25	to	2.50	14.47		to	13.07
12/31/2019	12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27		to	18.80
12/31/2018	12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)		to	(6.02)
TA Multi-Managed Balanced Service Class
12/31/2022	9,738,022	18.98	to	12.85	99,389,292	0.89	0.20	to	2.50	(16.66)		to	(18.52)
12/31/2021	11,160,065	22.77	to	15.78	140,803,545	0.94	0.20	to	2.50	16.56		to	13.94
12/31/2020	12,864,219	19.54	to	13.85	141,855,396	1.35	0.20	to	2.50	15.37		to	12.78
12/31/2019	14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25		to	18.53
12/31/2018	16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)		to	(6.26)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	5,791,915	13.17	to	1.02	23,146,317	0.55	0.20	to	2.50	(19.81)		to	(21.61)
12/31/2021	6,640,839	16.43	to	1.31	32,844,876	-	0.20	to	2.50	6.18		to	3.80
12/31/2020	7,392,251	15.47	to	1.26	34,604,253	3.25	0.20	to	2.50	8.64		to	6.20
12/31/2019	8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44		to	16.76
12/31/2018	9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)		to	(9.22)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	2,737,842	13.00	to	1.05	12,823,969	1.05	0.20	to	2.50	(17.46)		to	(19.31)
12/31/2021	3,431,930	15.75	to	1.30	19,131,158	1.02	0.20	to	2.50	4.00		to	1.67
12/31/2020	4,483,876	15.15	to	1.27	22,199,521	1.44	0.20	to	2.50	9.67		to	7.21
12/31/2019	5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33		to	14.70
12/31/2018	5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)		to	(7.47)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical - Growth Service Class
12/31/2022	4,097,155	$14.36	to	$1.20	$ 27,565,261	-%	0.20%	to	2.50%	(18.19	) %	to	(20.02	) %
12/31/2021	4,587,633	17.56	to	1.50	37,468,326	-	0.20	to	2.50	8.99		to	6.55
12/31/2020	5,411,784	16.11	to	1.41	38,758,755	3.93	0.20	to	2.50	8.87		to	6.43
12/31/2019	6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31		to	18.59
12/31/2018	6,847,294	12.20	to	1.12	33,203,902	3.08	0.20	to	2.50	(7.87)		to	(9.95)
TA PineBridge Inflation Opportunities Service Class
12/31/2022	4,635,268	10.09	to	9.64	12,822,182	3.46	0.20	to	2.50	(10.73)		to	(12.73)
12/31/2021	5,742,691	11.31	to	11.04	18,260,132	1.16	0.20	to	2.50	3.65		to	1.33
12/31/2020	6,320,755	10.91	to	10.90	17,389,890	1.51	0.20	to	2.50	8.48		to	6.04
12/31/2019	6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99		to	5.56
12/31/2018	7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)		to	(3.96)
TA ProFunds UltraBear Service Class (OAM)
12/31/2022	146,168,621	0.01	to	1.29	1,180,485	-	1.00	to	2.50	29.41		to	27.61
12/31/2021	27,369,532	0.01	to	1.01	173,126	-	1.00	to	2.50	(42.47)		to	(43.49)
12/31/2020	31,875,837	0.01	to	1.79	353,868	0.28	1.00	to	2.50	(53.80)		to	(54.55)
12/31/2019	18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)		to	(44.25)
12/31/2018	35,358,102	0.04	to	7.06	1,498,950	-	1.00	to	2.50	5.48		to	3.91
TA Rothschild & Co Large Cap Value Service Class
12/31/2022	294,796	12.60	to	11.59	3,550,221	0.29	0.20	to	2.00	(7.57)		to	(9.21)
12/31/2021	231,530	13.63	to	12.76	3,043,546	0.75	0.20	to	2.00	30.30		to	27.98
12/31/2020	212,676	10.46	to	9.97	2,167,787	0.66	0.20	to	2.00	(0.80)		to	(2.57)
12/31/2019	83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76		to	14.68
12/31/2018(1)	10,583	9.03	to	8.93	95,017	-	0.20	to	2.00	-		to	-
TA S&P 500 Index Initial Class
12/31/2022(1)	-	9.38	to	9.37	-	-	0.27	to	0.47	-		to	-
TA S&P 500 Index Service Class
12/31/2022	3,851,325	17.02	to	14.96	61,931,334	0.94	0.35	to	2.65	(18.72)		to	(20.54)
12/31/2021	3,844,570	20.94	to	18.83	76,731,551	0.83	0.35	to	2.65	27.69		to	24.83
12/31/2020	3,662,948	16.40	to	15.09	57,761,300	0.74	0.35	to	2.65	17.56		to	14.93
12/31/2019	2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44		to	27.52
12/31/2018	542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)		to	(7.46)
TA Small/Mid Cap Value Initial Class
12/31/2022	236,926	22.90	to	17.00	3,115,955	0.60	0.45	to	1.55	(8.72)		to	(9.71)
12/31/2021	239,938	25.09	to	18.83	3,502,801	0.65	0.45	to	1.55	27.55		to	26.17
12/31/2020	242,186	19.67	to	14.92	2,806,520	1.20	0.45	to	1.55	3.57		to	2.45
12/31/2019	258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72		to	23.37
12/31/2018	287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)		to	(12.82)
TA Small/Mid Cap Value Service Class
12/31/2022	1,458,061	22.31	to	13.10	13,381,238	0.33	0.20	to	2.50	(8.71)		to	(10.76)
12/31/2021	1,650,407	24.44	to	14.68	16,997,766	0.49	0.20	to	2.50	27.56		to	24.70
12/31/2020	1,994,431	19.16	to	11.77	14,608,169	0.97	0.20	to	2.50	3.53		to	1.21
12/31/2019	3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69		to	21.89
12/31/2018	3,210,853	14.84	to	9.54	11,101,674	0.67	0.20	to	2.50	(11.81)		to	(13.81)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	31,759	24.38	to	3.74	109,771	-	0.45	to	2.50	(22.73)		to	(24.28)
12/31/2021	32,749	31.55	to	4.94	146,642	-	0.45	to	2.50	10.88		to	8.66
12/31/2020	33,827	28.46	to	4.55	141,214	-	0.45	to	2.50	23.01		to	20.55
12/31/2019	55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18		to	29.53
12/31/2018	67,882	17.50	to	2.91	301,771	-	0.45	to	2.50	(7.50)		to	(9.36)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA T. Rowe Price Small Cap Service Class
12/31/2022	2,802,810	$23.75	to	$13.52	$ 35,520,926	-%	0.20%	to	2.50%	(22.75	) %	to	(24.48	) %
12/31/2021	3,189,866	30.75	to	17.90	51,211,242	-	0.20	to	2.50	10.86		to	8.37
12/31/2020	4,107,486	27.73	to	16.52	50,703,557	-	0.20	to	2.50	23.06		to	20.30
12/31/2019	4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12		to	29.16
12/31/2018	4,826,212	17.06	to	10.63	30,144,074	-	0.20	to	2.50	(7.47)		to	(9.56)
TA TS&W International Equity Initial Class
12/31/2022	200,770	13.75	to	1.69	501,132	3.31	0.45	to	2.50	(14.78)		to	(16.48)
12/31/2021	214,449	16.13	to	2.03	634,061	1.83	0.45	to	2.50	12.90		to	10.64
12/31/2020	218,845	14.29	to	1.83	608,829	3.15	0.45	to	2.50	6.06		to	3.94
12/31/2019	259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52		to	18.11
12/31/2018	282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)		to	(17.60)
TA TS&W International Equity Service Class
12/31/2022	692,458	13.39	to	11.06	5,789,335	2.80	0.20	to	2.50	(14.81)		to	(16.71)
12/31/2021	827,971	15.71	to	13.28	8,436,833	1.79	0.20	to	2.50	12.98		to	10.44
12/31/2020	743,168	13.91	to	12.02	5,855,247	2.80	0.20	to	2.50	5.99		to	3.61
12/31/2019	670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49		to	17.79
12/31/2018	689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)		to	(17.77)
TA WMC US Growth Initial Class
12/31/2022	1,426,854	29.15	to	3.31	3,768,623	-	0.45	to	2.50	(31.65)		to	(33.02)
12/31/2021	1,548,352	42.65	to	4.94	6,046,845	0.07	0.45	to	2.50	20.12		to	17.72
12/31/2020	1,820,235	35.50	to	4.20	5,964,663	0.11	0.45	to	2.50	36.68		to	33.95
12/31/2019	2,182,247	25.98	to	3.13	5,281,265	0.12	0.45	to	2.50	39.42		to	36.63
12/31/2018	1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)		to	(2.25)
TA WMC US Growth Service Class
12/31/2022	2,644,952	28.39	to	17.22	28,570,545	-	0.20	to	2.50	(31.65)		to	(33.18)
12/31/2021	3,142,882	41.54	to	25.77	49,104,796	-	0.20	to	2.50	20.13		to	17.44
12/31/2020	4,298,754	34.58	to	21.94	48,663,782	-	0.20	to	2.50	36.66		to	33.60
12/31/2019	4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40		to	36.27
12/31/2018	4,196,509	18.15	to	12.05	20,207,482	0.27	0.20	to	2.50	(0.23)		to	(2.49)
Vanguard® Balanced
12/31/2022	150,357	11.22	to	10.54	1,623,749	2.16	0.27	to	2.60	(14.53)		to	(16.50)
12/31/2021	155,081	13.13	to	12.62	1,984,149	1.61	0.27	to	2.60	18.69		to	15.96
12/31/2020	-	11.06	to	10.88	-	-	0.27	to	2.60	10.38		to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-
Vanguard® Capital Growth
12/31/2022	-	11.97	to	11.89	-	-	0.27	to	0.47	(15.71)		to	(15.88)
12/31/2021	-	14.20	to	14.14	-	-	0.27	to	0.47	21.21		to	20.97
12/31/2020	-	11.71	to	11.69	-	-	0.27	to	0.47	17.16		to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
Vanguard® Conservative Allocation
12/31/2022	39,986	10.01	to	9.40	384,601	2.82	0.27	to	2.60	(15.13)		to	(17.08)
12/31/2021	45,872	11.80	to	11.34	527,550	1.13	0.27	to	2.60	5.70		to	3.27
12/31/2020	-	11.16	to	10.98	-	-	0.27	to	2.60	11.43		to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-
Vanguard® Diversified Value
12/31/2022	-	12.84	to	12.76	-	-	0.27	to	0.47	(11.73)		to	(11.90)
12/31/2021	-	14.55	to	14.49	-	-	0.27	to	0.47	30.11		to	29.85
12/31/2020	-	11.18	to	11.16	-	-	0.27	to	0.47	11.48		to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Equity Income
12/31/2022	-	$12.77	to	$12.69	$ -	-%	0.27%	to	0.47%	(0.93	) %	to	(1.13	) %
12/31/2021	-	12.89	to	12.83	-	-	0.27	to	0.47	24.99		to	24.74
12/31/2020	-	10.31	to	10.29	-	-	0.27	to	0.47	2.97		to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-
Vanguard® Equity Index
12/31/2022	-	27.40	to	26.07	-	1.28	0.27	to	1.20	(18.45)		to	(19.20)
12/31/2021	-	33.60	to	32.27	-	1.22	0.27	to	1.20	28.20		to	27.02
12/31/2020	-	26.21	to	25.40	-	1.63	0.27	to	1.20	17.88		to	16.79
12/31/2019	-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45		to	29.74
12/31/2018	54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)		to	(5.65)
Vanguard® Global Bond Index
12/31/2022	-	9.03	to	8.97	-	-	0.27	to	0.47	(13.36)		to	(13.53)
12/31/2021	-	10.42	to	10.38	-	-	0.27	to	0.47	(2.11)		to	(2.30)
12/31/2020	-	10.64	to	10.62	-	-	0.27	to	0.47	6.38		to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
Vanguard® Growth
12/31/2022	-	11.17	to	11.10	-	-	0.27	to	0.47	(33.54)		to	(33.68)
12/31/2021	-	16.81	to	16.74	-	-	0.27	to	0.47	17.54		to	17.31
12/31/2020	-	14.30	to	14.27	-	-	0.27	to	0.47	42.71		to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-
Vanguard® High Yield Bond
12/31/2022	-	9.85	to	9.79	-	-	0.27	to	0.47	(9.61)		to	(9.79)
12/31/2021	-	10.90	to	10.85	-	-	0.27	to	0.47	3.40		to	3.19
12/31/2020	-	10.54	to	10.52	-	-	0.27	to	0.47	5.39		to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
Vanguard® International
12/31/2022	16,753	18.76	to	17.84	301,351	1.21	0.27	to	1.20	(30.31)		to	(30.95)
12/31/2021	12,335	26.91	to	25.84	318,776	0.29	0.27	to	1.20	(1.81)		to	(2.72)
12/31/2020	-	27.41	to	26.56	-	-	0.27	to	1.20	57.16		to	55.70
12/31/2019	-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37		to	29.65
12/31/2018	41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)		to	(13.66)
Vanguard® Mid-Cap Index
12/31/2022	78,794	23.67	to	21.69	1,767,025	1.10	0.27	to	2.60	(19.04)		to	(20.90)
12/31/2021	54,874	29.23	to	27.42	1,539,222	0.93	0.27	to	2.60	24.02		to	21.17
12/31/2020	34,300	23.57	to	22.63	786,697	1.49	0.27	to	2.60	17.75		to	16.66
12/31/2019	35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02		to	29.31
12/31/2018	-	15.39	to	15.14	-	-	0.65	to	1.20	(9.92)		to	(10.42)
Vanguard® Moderate Allocation
12/31/2022	124,949	10.47	to	9.83	1,253,427	2.16	0.27	to	2.60	(16.15)		to	(18.08)
12/31/2021	71,265	12.49	to	12.00	865,908	1.10	0.27	to	2.60	9.78		to	7.25
12/31/2020	-	11.38	to	11.19	-	-	0.27	to	2.60	13.46		to	13.24
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
Vanguard® Money Market
12/31/2022	-	10.13	to	10.07	-	-	0.27	to	0.47	1.24		to	1.03
12/31/2021	-	10.00	to	9.96	-	-	0.27	to	0.47	(0.25)		to	(0.45)
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.25		to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Real Estate Index
12/31/2022	1,308	$15.38	to	$14.63	$ 19,713	1.91%	0.27%	to	1.20%	(26.50	) %	to	(27.18	) %
12/31/2021	1,331	20.92	to	20.09	27,422	1.41	0.27	to	1.20	39.83		to	38.54
12/31/2020	18,280	14.96	to	14.50	265,537	2.59	0.27	to	1.20	(5.11)		to	(5.99)
12/31/2019	18,469	15.77	to	15.43	285,300	2.72	0.27	to	1.20	27.97		to	27.27
12/31/2018	-	12.32	to	12.12	-	-	0.65	to	1.20	(5.97)		to	(6.49)
Vanguard® Short-Term Investment Grade
12/31/2022	19,358	10.86	to	10.33	205,422	1.33	0.27	to	1.20	(5.98)		to	(6.84)
12/31/2021	11,680	11.55	to	11.09	132,335	1.77	0.27	to	1.20	(0.72)		to	(1.64)
12/31/2020	74,312	11.63	to	11.27	840,383	2.58	0.27	to	1.20	5.21		to	4.24
12/31/2019	76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01		to	4.43
12/31/2018	-	10.53	to	10.36	-	-	0.65	to	1.20	0.38		to	(0.17)
Vanguard® Total Bond Market Index
12/31/2022	9,179	10.31	to	9.81	92,694	0.18	0.27	to	1.20	(13.45)		to	(14.25)
12/31/2021	281	11.91	to	11.44	3,296	0.19	0.27	to	1.20	(1.98)		to	(2.89)
12/31/2020	70,207	12.15	to	11.78	826,801	2.44	0.27	to	1.20	7.29		to	6.30
12/31/2019	70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97		to	7.38
12/31/2018	34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)		to	(1.33)
Vanguard® Total International Stock Market Index
12/31/2022	-	10.12	to	10.06	-	-	0.27	to	0.47	(16.24)		to	(16.41)
12/31/2021	-	12.08	to	12.03	-	-	0.27	to	0.47	8.24		to	8.02
12/31/2020	-	11.16	to	11.14	-	-	0.27	to	0.47	10.88		to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-		to	-
Vanguard® Total Stock Market Index
12/31/2022	-	12.11	to	12.04	-	-	0.27	to	0.47	(19.81)		to	(19.97)
12/31/2021	-	15.11	to	15.04	-	-	0.27	to	0.47	25.30		to	25.05
12/31/2020	-	12.06	to	12.03	-	-	0.27	to	0.47	20.23		to	19.99
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
Voya Global Perspectives Class S Shares
12/31/2022	-	11.33	to	10.62	-	-	1.29	to	2.14	(18.71)		to	(19.40)
12/31/2021	-	13.94	to	13.17	-	-	1.29	to	2.14	4.48		to	3.60
12/31/2020	-	13.34	to	12.71	-	-	1.29	to	2.14	14.31		to	13.34
12/31/2019	-	11.67	to	11.22	-	-	1.29	to	2.14	16.56		to	15.58
12/31/2018	-	10.01	to	9.70	-	-	1.29	to	2.14	(8.66)		to	(9.44)
Voya Large Cap Value Class S Shares
12/31/2022	-	16.22	to	15.19	-	-	1.29	to	2.14	(4.71)		to	(5.52)
12/31/2021	-	17.02	to	16.08	-	-	1.29	to	2.14	25.05		to	23.99
12/31/2020	-	13.61	to	12.97	-	-	1.29	to	2.14	4.61		to	3.73
12/31/2019	-	13.01	to	12.50	-	-	1.29	to	2.14	23.18		to	22.14
12/31/2018	-	10.56	to	10.24	-	-	1.29	to	2.14	(9.19)		to	(9.96)
Voya Strategic Allocation Conservative Class S Shares
12/31/2022	-	11.18	to	10.47	-	-	1.29	to	2.14	(17.76)		to	(18.45)
12/31/2021	-	13.59	to	12.84	-	-	1.29	to	2.14	7.51		to	6.60
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78		to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01		to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)		to	(6.29)
Voya Strategic Allocation Moderate Class S Shares
12/31/2022	-	12.26	to	11.49	-	-	1.29	to	2.14	(19.38)		to	(20.06)
12/31/2021	-	15.21	to	14.37	-	-	1.29	to	2.14	12.10		to	11.15
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02		to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42		to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)		to	(8.31)

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Wanger Acorn
12/31/2022	-	$19.42	to	$18.80	$ -	-%	0.45%	to	0.90%	(33.76	) %	to	(34.06	) %
12/31/2021	-	29.32	to	28.51	-	-	0.45	to	0.90	8.41		to	7.92
12/31/2020	-	27.04	to	26.42	-	-	0.45	to	0.90	23.67		to	23.12
12/31/2019	-	21.87	to	21.46	-	-	0.45	to	0.90	30.51		to	29.93
12/31/2018	-	16.75	to	16.52	-	-	0.45	to	0.90	(1.91)		to	(2.35)
Wanger International
12/31/2022	-	12.81	to	12.40	-	-	0.45	to	0.90	(34.14)		to	(34.44)
12/31/2021	-	19.45	to	18.91	-	-	0.45	to	0.90	18.28		to	17.74
12/31/2020	-	16.44	to	16.06	-	-	0.45	to	0.90	13.85		to	13.34
12/31/2019	-	14.44	to	14.17	-	-	0.45	to	0.90	29.41		to	28.83
12/31/2018	-	11.16	to	11.00	-	-	0.45	to	0.90	(18.07)		to	(18.44)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
DFA VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid - Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short - Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger Acorn	0.30%
Wanger International	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.